SEC. File Nos. 002-86838
811-03857

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
__________________

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 50
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 50
__________________

AMERICAN FUNDS INSURANCE SERIES
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071-1406
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:
(213) 486-9200
__________________

Steven I. Koszalka
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071-1406
(Name and Address of Agent for Service)
__________________

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106
(Counsel for the Registrant)
__________________

Approximate date of proposed public offering:
It is proposed that this filing become effective on May 1, 2010, pursuant to paragraph (a) of rule 485.

..

<PLAINTEXT>

[LOGO] American Funds(R)              The right choice for the long term(R)

AMERICAN FUNDS
INSURANCE SERIES(R)

PROSPECTUS

Class 1 shares

May 1, 2010

                  2 Summaries
                    Global Discovery Fund
                    Global Growth Fund
                    Global Small Capitalization Fund
                    Growth Fund
                    International Fund
                    New World Fund
                    Blue Chip Income and Growth Fund
                    Global Growth and Income Fund
                    Growth-Income Fund
                    International Growth and Income Fund
                    Asset Allocation Fund
                    Bond Fund
                    Global Bond Fund
                    High-Income Bond Fund
                    U.S. Government/AAA-Rated Securities Fund
                    Cash Management Fund
                54  Investment objectives, strategies and risks
                66  Management and organization
                70  Purchases and redemptions of shares
                71  Plans of distribution
                71  Distributions and taxes
                72  Financial highlights

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE
SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR
COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


American Funds Insurance Series (the "Series") consists of 16 funds, each representing a separate, fully managed diversified portfolio of securities. The
16 funds are:

   Global Discovery Fund
   Global Growth Fund
   Global Small Capitalization Fund
   Growth Fund
   International Fund
   New World Fund
   Blue Chip Income and Growth Fund
   Global Growth and Income Fund
   Growth-Income Fund
   International Growth and Income Fund
   Asset Allocation Fund
   Bond Fund
   Global Bond Fund
   High-Income Bond Fund
   U.S. Government/AAA-Rated Securities Fund
   Cash Management Fund

Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable insurance policies (the "contracts"). Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

The Series offers three classes of fund shares: Class 1, Class 2 and Class 3 shares. This prospectus offers only Class 1 shares and is for use with the contracts that make Class 1 shares available. The board of trustees may establish additional funds and classes in the future. The investment objective(s) and policies of each fund are discussed in this prospectus. MORE
INFORMATION ON THE FUNDS IS CONTAINED IN THE SERIES' STATEMENT OF ADDITIONAL
INFORMATION.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  1
                                                                             ---


GLOBAL DISCOVERY FUND

INVESTMENT OBJECTIVE

The investment objective of the fund is long-term growth of capital. Current income is a secondary consideration.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  x.xx%
Other expenses.........................................................  x.xx
Total annual fund operating expenses...................................  x.xx

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $xx    $xxx    $xxx     $xxx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to achieve its objective by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy.

In pursuing its investment objective, the fund invests primarily in common stocks that the investment adviser believes have the potential for growth. The fund also invests in common stocks with the potential to pay dividends. The fund may invest a significant portion of its assets in issuers based outside the United States. The fund may also invest in securities of issuers in developing countries.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

----
2   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL DISCOVERY FUND
----


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. Your investment in the fund is subject to risks, including the possibility that the prices of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad. The fund may be subject to additional risks because it invests in a more limited group of sectors and industries than the broad market.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Calendar year total returns
(If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

  2002       2003       2004       2005      2006      2007      2008    2009
-------     ------     ------     ------    ------    ------   -------   ----
-21.41%     37.41%     10.72%     11.07%    17.66%    17.55%   -45.02% [to come]

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   18.42% (quarter ended June 30, 2003)
LOWEST   -24.97% (quarter ended December 31, 2008)

                                                                             ---
        GLOBAL DISCOVERY FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  3
                                                                             ---


For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS             1 YEAR 5 YEARS LIFETIME/1/
-------------------------------------------------------------------

Fund                                     xx.xx%  xx.xx%   xx.xx%
S&P 500/2/                               xx.xx   xx.xx    xx.xx
Lipper Multi-Cap Growth Funds Index/2/   xx.xx   xx.xx    xx.xx
Global Service and Information Index/2/  xx.xx   xx.xx    xx.xx

/1/ Lifetime results are from July 5, 2001, the date the fund began investment operations.

/2/ The Standard & Poor's 500 Composite Index and the Global Service and
    Information Index reflect the market sectors and securities in which the fund primarily invests. The Lipper Multi-Cap Growth Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. For more information on the indexes listed above see the "Investment objectives, strategies and risks" section of the prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

PORTFOLIO COUNSELOR/SERIES TITLE  PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
(if applicable)                          IN THIS FUND            (or one of its divisions)
---------------------------------------------------------------------------------------------------------------------------

     CLAUDIA P. HUNTINGTON                  8 years              Senior Vice President - Capital Research Global Investors
     Senior Vice President
---------------------------------------------------------------------------------------------------------------------------
     GORDON CRAWFORD                        4 years              Senior Vice President - Capital Research Global Investors
---------------------------------------------------------------------------------------------------------------------------
     MARK E. DENNING                        4 years              Senior Vice President - Capital Research Global Investors

For important information about tax information and insurance company compensation, please turn to the sections titled "Tax information" and
"Payments to insurance companies and their affiliates" on page xx.

----
4   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL DISCOVERY FUND
----


GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  x.xx%
Other expenses.........................................................  x.xx
Total annual fund operating expenses...................................  x.xx

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $xx    $xxx    $xxx     $xxx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of companies located around the world that the investment adviser believes have the potential for growth. The fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

                                                                             ---
           GLOBAL GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  5
                                                                             ---


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Calendar year total returns
(If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

   2000    2001    2002   2003   2004   2005   2006   2007    2008    2009
 ------- ------- ------- ------ ------ ------ ------ ------ -------   ----
 -18.71% -13.99% -14.46% 35.63% 13.80% 14.37% 20.73% 15.16% -38.23% [to come]

----
6   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL GROWTH FUND
----


The fund's highest/lowest quarterly results during this time period were:

HIGHEST   41.07% (quarter ended December 31, 1999)
LOWEST   -20.39% (quarter ended September 30, 2001)

For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS LIFETIME/1/
-------------------------------------------------------------------------------
Fund                                        xx.xx%  xx.xx%  xx.xx%    xx.xx%
MSCI World Index/2/                         xx.xx   xx.xx   xx.xx     xx.xx
Lipper Global Funds Index/2/                xx.xx   xx.xx   xx.xx     xx.xx

/1/ Lifetime results are from April 30, 1997, the date the fund began investment operations.

/2/ The MSCI World Index reflects the market sectors and securities in which the fund primarily invests. The Lipper Global Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. For more information on the indexes listed above see the
    "Investment objectives, strategies and risks" section of the prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

PORTFOLIO COUNSELOR/SERIES TITLE  PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
(if applicable)                          IN THIS FUND            (or one of its divisions)
-----------------------------------------------------------------------------------------------------------------

      ROBERT W. LOVELACE                   12 years              Senior Vice President - Capital World Investors
      Vice President
-----------------------------------------------------------------------------------------------------------------
      STEVEN T. WATSON                     7 years               Senior Vice President - Capital World Investors
-----------------------------------------------------------------------------------------------------------------
      PAUL A. WHITE                        5 years               Senior Vice President - Capital World Investors

For important information about tax information and insurance company compensation, please turn to the sections titled "Tax information" and
"Payments to insurance companies and their affiliates" on page xx.

                                                                             ---
           GLOBAL GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  7
                                                                             ---


GLOBAL SMALL CAPITALIZATION FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  x.xx%
Other expenses.........................................................  x.xx
Total annual fund operating expenses...................................  x.xx

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $xx    $xxx    $xxx     $xxx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of
$3.5 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. Under normal circumstances, the fund will invest a significant portion of its assets outside the United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

----
8   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL SMALL CAPITALIZATION FUND
----


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad. Investing in smaller companies may pose additional risks as it is often more difficult to value or dispose of small company stocks, more difficult to obtain information about smaller companies, and the prices of their stocks may be more volatile than stocks of larger, more established companies. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

                                                                                ---
GLOBAL SMALL CAPITALIZATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  9
                                                                                ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Calendar year total returns
(If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

  2000    2001    2002   2003   2004    2005    2006   2007    2008    2009
------- ------- ------- ------ ------  ------  ------ ------ -------   -----
-16.33% -12.63% -18.83% 53.92% 21.13%  25.66%  24.35% 21.73% -53.39% [to come]

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   28.97% (quarter ended December 31, 1999)
LOWEST   -31.20% (quarter ended December 31, 2008)

For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS               1 YEAR 5 YEARS 10 YEARS LIFETIME/1/
------------------------------------------------------------------------------
Fund                                       xx.xx%  xx.xx%  xx.xx%    xx.xx%
MSCI All Country World Smallcap Index/2/   xx.xx   xx.xx   xx.xx     xx.xx
S&P Global (less than)$3 Billion Index/2/  xx.xx   xx.xx   xx.xx     xx.xx
Lipper Global Small-Cap Funds Average/2/   xx.xx   xx.xx   xx.xx     xx.xx

/1/Lifetime results are from April 30, 1998, the date the fund began investment operations.

/2/The MSCI All Country World Smallcap Index and the S&P Global (less than)$3
   Billion Index reflect the market sectors and securities in which the fund primarily invests. The fund has selected the MSCI All Country World Smallcap
   Index to replace the S&P Global (less than)$3 Billion Index as its broad-based securities market index. The fund's investment adviser believes that the MSCI All Country World Smallcap Index better reflects the market sectors and securities in which the fund primarily invests than the S&P
   Global (less than)$3 Billion Index. The Lipper Global Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. For more information on the indexes listed above see the "Investment objectives, strategies and risks" section of the prospectus.

----
10  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL SMALL CAPITALIZATION FUND
----


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

PORTFOLIO COUNSELOR/SERIES TITLE  PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
(if applicable)                          IN THIS FUND            (or one of its divisions)
---------------------------------------------------------------------------------------------------------------------------

        GORDON CRAWFORD                    11 years              Senior Vice President - Capital Research Global Investors
---------------------------------------------------------------------------------------------------------------------------
        MARK E. DENNING                    11 years              Senior Vice President - Capital Research Global Investors
---------------------------------------------------------------------------------------------------------------------------
        J. BLAIR FRANK                     6 years               Senior Vice President - Capital Research Global Investors
---------------------------------------------------------------------------------------------------------------------------
        HAROLD H. LA                        1 year               Senior Vice President - Capital Research Global Investors

For important information about tax information and insurance company compensation, please turn to the sections titled "Tax information" and
"Payments to insurance companies and their affiliates" on page xx.

                                                                                ---
GLOBAL SMALL CAPITALIZATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  11
                                                                                ---


GROWTH FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  x.xx%
Other expenses.........................................................  x.xx
Total annual fund operating expenses...................................  x.xx

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $xx    $xxx    $xxx     $xxx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

----
12  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH FUND
----


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Calendar year total returns
(If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 2000     2001    2002    2003    2004   2005   2006    2007    2008     2009
 ----     ----    ----    ----    ----   ----   ----    ----    ----     ----
 4.72%  -17.93%  -24.27% 37.15%  12.75% 16.50% 10.48%  12.64%  -43.83% [to come]

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   30.77% (quarter ended December 31, 1999)
LOWEST   -27.12% (quarter ended September 30, 2001)

                                                                             ---
                  GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  13
                                                                             ---


For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS LIFETIME/1/
-------------------------------------------------------------------------------
Fund                                        xx.xx%  xx.xx%  xx.xx%    xx.xx%
S&P 500/2/                                  xx.xx   xx.xx   xx.xx     xx.xx
Lipper Capital Appreciation Funds Index/2/  xx.xx   xx.xx   xx.xx     xx.xx
Lipper Growth Funds Index/2/                xx.xx   xx.xx   xx.xx     xx.xx

/1/ Lifetime results are from February 8, 1984, the date the fund began investment operations.

/2/ The Standard & Poor's 500 Composite Index reflects the market sectors and securities in which the fund primarily invests. The Lipper Capital
    Appreciation Funds Index and the Lipper Growth Funds Index include mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. For more information on the indexes listed above see the
    "Investment objectives, strategies and risks" section of the prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

-----------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR/SERIES TITLE  PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
(if applicable)                          IN THIS FUND            (or one of its divisions)
-----------------------------------------------------------------------------------------------------------------

      DONNALISA BARNUM                      6 years              Senior Vice President - Capital World Investors
-----------------------------------------------------------------------------------------------------------------
      GREGG E. IRELAND                      3 years              Senior Vice President - Capital World Investors
-----------------------------------------------------------------------------------------------------------------
      GREGORY D. JOHNSON                    2 years              Senior Vice President - Capital World Investors
-----------------------------------------------------------------------------------------------------------------
      MICHAEL T. KERR                       4 years              Senior Vice President - Capital World Investors
-----------------------------------------------------------------------------------------------------------------
      RONALD B. MORROW                      6 years              Senior Vice President - Capital World Investors
-----------------------------------------------------------------------------------------------------------------

For important information about tax information and insurance company compensation, please turn to the sections titled "Tax information" and
"Payments to insurance companies and their affiliates" on page xx.

----
14  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH FUND
----


INTERNATIONAL FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  x.xx%
Other expenses.........................................................  x.xx
Total annual fund operating expenses...................................  x.xx

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $xx    $xxx    $xxx     $xxx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of companies located outside the
United States. The fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

                                                                             ---
           INTERNATIONAL FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  15
                                                                             ---


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

----
16  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  INTERNATIONAL FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Calendar year total returns
(If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 2000    2001     2002    2003   2004   2005    2006    2007    2008   2009
 -----   -----    -----   -----  -----  -----   -----  ------  ------ ------
  -21.85% -19.73%  -14.58% 35.12%  19.66% 21.75%  19.33% 20.30%  -42.01% [to
come]

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   42.45% (quarter ended December 31, 1999)
LOWEST   -20.81% (quarter ended December 31, 2008)

For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS            1 YEAR 5 YEARS 10 YEARS LIFETIME/1/
---------------------------------------------------------------------------
Fund                                    xx.xx%  xx.xx%  xx.xx%    xx.xx%
MSCI All Country World Index ex USA/2/  xx.xx   xx.xx   xx.xx     xx.xx
Lipper International Funds Index/2/     xx.xx   xx.xx   xx.xx     xx.xx

/1/ Lifetime results are from May 1, 1990, the date the fund began investment operations.

/2/ The MSCI All Country World Index ex USA reflects the market sectors and securities in which the fund primarily invests. The Lipper International
    Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. For more information on the indexes listed above see the "Investment objectives, strategies and risks"
    section of the prospectus.

                                                                             ---
           INTERNATIONAL FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  17
                                                                             ---


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

---------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR/SERIES TITLE  PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
(if applicable)                          IN THIS FUND            (or one of its divisions)
---------------------------------------------------------------------------------------------------------------------------

    SUNG LEE                                4 years              Senior Vice President - Capital Research Global Investors
    Vice President
---------------------------------------------------------------------------------------------------------------------------
    JESPER LYCKEUS                          2 years              Senior Vice President - Capital Research Global Investors
---------------------------------------------------------------------------------------------------------------------------
    CHRISTOPHER M. THOMSEN                  3 years              Senior Vice President - Capital Research Global Investors
---------------------------------------------------------------------------------------------------------------------------

For important information about tax information and insurance company compensation, please turn to the sections titled "Tax information" and
"Payments to insurance companies and their affiliates" on page xx.

----
18  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  INTERNATIONAL FUND
----


NEW WORLD FUND

INVESTMENT OBJECTIVE

The fund's investment objective is long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  x.xx%
Other expenses.........................................................  x.xx
Total annual fund operating expenses...................................  x.xx

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $xx    $xxx    $xxx     $xxx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser), with exposure to these countries.
Bonds rated Ba1 or BB+ or below are sometimes referred to as "junk bonds."

Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the fund may invest up to
25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the fund will consider such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.
The fund's investment adviser will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina,
Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic,
Dominican Republic, Egypt, Hungary, India, Jordan, Kazakhstan, Lebanon,
Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru, Philippines, Poland,
Russian Federation, South Africa, Thailand, Turkey, Ukraine, United Arab
Emirates and Venezuela.

                                                                             ---
               NEW WORLD FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  19
                                                                             ---


The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad. The prices of debt securities owned by the fund may be affected by changing interest rates and credit risk assessments as well as by events specifically involving the issuers of those securities.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Although all securities in the fund's portfolio may be subject to the risks described above, securities issued by entities based outside the United States may be affected to a greater extent. For instance, investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, regulatory and legal standards and practices; expropriation;
changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

----
20  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  NEW WORLD FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Calendar year total returns
(If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

  2000     2001    2002    2003    2004   2005    2006   2007    2008    2009
  ----     ----    ----    ----    ----   ----    ----   ----    ----    ----
 -12.43%  -3.99%  -5.45%  39.56%  19.07% 21.10%  32.88% 32.53% -42.20% [to come]

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   15.65% (quarter ended June 30, 2003)
LOWEST   -22.22% (quarter ended December 31, 2008)

For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS LIFETIME/1/
-------------------------------------------------------------------------------
Fund                                        xx.xx%  xx.xx%  xx.xx%    xx.xx%
MSCI All Country World Index/2/             xx.xx   xx.xx   xx.xx     xx.xx
MSCI Emerging Markets Index/2/              xx.xx   xx.xx   xx.xx     xx.xx

/1/ Lifetime results are from June 17, 1999, the date the fund began investment operations.

/2/ The MSCI All Country World Index and the MSCI Emerging Markets Index
    reflect the market sectors and securities in which the fund primarily invests. For more information on the indexes listed above see the
    "Investment objectives, strategies and risks" section of the prospectus.

                                                                             ---
               NEW WORLD FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  21
                                                                             ---


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

PORTFOLIO COUNSELOR/SERIES TITLE  PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
(if applicable)                          IN THIS FUND            (or one of its divisions)
----------------------------------------------------------------------------------------------------------------------------

      CARL M. KAWAJA                       10 years              Senior Vice President - Capital World Investors
      Vice President
----------------------------------------------------------------------------------------------------------------------------
      ROBERT W. LOVELACE                   10 years              Senior Vice President - Capital World Investors
      Vice President
----------------------------------------------------------------------------------------------------------------------------
      DAVID C. BARCLAY                     10 years              Senior Vice President - Fixed Income, Capital Research and
                                                                 Management Company

For important information about tax information and insurance company compensation, please turn to the sections titled "Tax information" and
"Payments to insurance companies and their affiliates" on page xx.

----
22  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  NEW WORLD FUND
----


BLUE CHIP INCOME AND GROWTH FUND

INVESTMENT OBJECTIVES

The fund's investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  x.xx%
Other expenses.........................................................  x.xx
Total annual fund operating expenses...................................  x.xx

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $xx    $xxx    $xxx     $xxx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in dividend-paying common stocks of larger, more established companies based in the United States with market capitalizations of
$4 billion and above. In seeking to provide you with a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500. The fund also will ordinarily invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United
States. The fund will invest, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

                                                                                ---
BLUE CHIP INCOME AND GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  23
                                                                                ---


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

  Calendar year total returns
  (If insurance contract fees and expenses were included, results would have been lower.)

                                      [CHART]

     2002      2003     2004      2005      2006      2007      2008     2009
     ----      ----     ----      ----      ----      -----     -----    ----
    -22.93%   31.24%   9.94%     7.57%     17.73%     2.25%    -36.30% [to come]

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   17.18% (quarter ended June 30, 2003)
LOWEST   -21.19% (quarter ended December 31, 2008)

----
24  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  BLUE CHIP INCOME AND GROWTH FUND
----


For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS           1 YEAR 5 YEARS LIFETIME/1/
-----------------------------------------------------------------
Fund                                   xx.xx% xx.xx%    xx.xx%
S&P 500/2/                              xx.xx  xx.xx     xx.xx
Lipper Growth & Income Funds Index/2/   xx.xx  xx.xx     xx.xx

/1/ Lifetime results are from July 5, 2001, the date the fund began investment operations.

/2/ The Standard & Poor's 500 Composite Index reflects the market sectors and securities in which the fund primarily invests. The Lipper Growth & Income
    Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. For more information on the indexes listed above see the "Investment objectives, strategies and risks"
    section of the prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

---------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR/SERIES TITLE  PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
(if applicable)                          IN THIS FUND            (or one of its divisions)
---------------------------------------------------------------------------------------------------------------------------

  JAMES K. DUNTON                           8 years              Senior Vice President - Capital Research Global Investors
  Vice Chairman of the Board
---------------------------------------------------------------------------------------------------------------------------
  C. ROSS SAPPENFIELD                       8 years              Senior Vice President - Capital Research Global Investors
  Vice President
---------------------------------------------------------------------------------------------------------------------------
  CHRISTOPHER D. BUCHBINDER                 2 years              Senior Vice President - Capital Research Global Investors
---------------------------------------------------------------------------------------------------------------------------

  JAMES B. LOVELACE                         2 years              Senior Vice President - Capital Research Global Investors
---------------------------------------------------------------------------------------------------------------------------

For important information about tax information and insurance company compensation, please turn to the sections titled "Tax information" and
"Payments to insurance companies and their affiliates" on page xx.

                                                                                ---
BLUE CHIP INCOME AND GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  25
                                                                                ---


GLOBAL GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital while providing current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  x.xx%
Other expenses.........................................................  x.xx
Total annual fund operating expenses...................................  x.xx

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $xx    $xxx    $xxx     $xxx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of well-established companies located around the world. Under normal market circumstances the fund will invest a significant portion of its assets in securities of issuers domiciled outside the United States. The fund may also invest in issuers in developing countries.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

----
26  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL GROWTH AND INCOME FUND
----


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Calendar year total returns
(If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

                                 2007    2008      2009
                                 ----    -----     ----
                                13.04%  -41.06% [to come]

The fund's highest/lowest quarterly results during this time period were:

HIGHEST    6.80% (quarter ended June 30, 2007)
LOWEST   -20.37% (quarter ended December 31, 2008)

                                                                             ---
GLOBAL GROWTH AND INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  27
                                                                             ---


For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS     1 YEAR LIFETIME/1/
---------------------------------------------------
Fund                             xx.xx%   xx.xx%
MSCI World Index/2/              xx.xx    xx.xx
MSCI All Country World Index/2/  xx.xx    xx.xx

/1/ Lifetime results are from May 1, 2006, the date the fund began investment operations.

/2/ The MSCI World Index and the MSCI All Country World Index reflect the market sectors and securities in which the fund primarily invests. The fund has selected the MSCI World Index to replace the MSCI All Country World
    Index as its broad-based securities market index. The fund's investment adviser believes that the MSCI World Index better reflects the market sectors and securities in which the fund primarily invests than the MSCI
    All Country World Index. For more information on the indexes listed above see the "Investment objectives, strategies and risks" section of the prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

PORTFOLIO COUNSELOR/SERIES TITLE  PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
(if applicable)                          IN THIS FUND            (or one of its divisions)
-----------------------------------------------------------------------------------------------------------------

       GREGG E. IRELAND                     3 years              Senior Vice President - Capital World Investors
-----------------------------------------------------------------------------------------------------------------
       ANDREW B. SUZMAN                     Less than 1 year     Senior Vice President - Capital World Investors
-----------------------------------------------------------------------------------------------------------------
       STEVEN T. WATSON                     3 years              Senior Vice President - Capital World Investors

For important information about tax information and insurance company compensation, please turn to the sections titled "Tax information" and
"Payments to insurance companies and their affiliates" on page xx.

----
28  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL GROWTH AND INCOME FUND
----


GROWTH-INCOME FUND

INVESTMENT OBJECTIVE

The fund's investment objectives are to achieve long-term growth of capital and income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  x.xx%
Other expenses.........................................................  x.xx
Total annual fund operating expenses...................................  x.xx

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $xx    $xxx    $xxx     $xxx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in Standard &
Poor's 500 Composite Index. The fund is designed for investors seeking both capital appreciation and income.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

                                                                             ---
           GROWTH-INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  29
                                                                             ---


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

The prices of, and the income generated by, common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency fluctuation and controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.
Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Calendar year total returns
(If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 2000   2001     2002    2003    2004   2005    2006   2007    2008     2009
 ----   ----     ----    ----    ----   ----    ----   ----    ----     ----
 8.24%  2.78%   -18.15%  32.76% 10.66%  6.08%  15.51%  5.32%  -37.68% [to come]

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   16.97% (quarter ended June 30, 2003)
LOWEST   -21.91% (quarter ended December 31, 2008)

----
30  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH-INCOME FUND
----


For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS           1 YEAR 5 YEARS 10 YEARS LIFETIME/1/
--------------------------------------------------------------------------
Fund                                   xx.xx%  xx.xx%  xx.xx%    xx.xx%
S&P 500/2/                             xx.xx   xx.xx   xx.xx     xx.xx
Lipper Growth & Income Funds Index/2/  xx.xx   xx.xx   xx.xx     xx.xx

/1/ Lifetime results are from February 8, 1984, the date the fund began investment operations.

/2/ The Standard & Poor's 500 Composite Index reflects the market sectors and securities in which the fund primarily invests. The Lipper Growth & Income
    Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. For more information on the indexes listed above see the "Investment objectives, strategies and risks"
    section of the prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

---------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR/SERIES TITLE  PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
(if applicable)                          IN THIS FUND            (or one of its divisions)
---------------------------------------------------------------------------------------------------------------------------

  JAMES K. DUNTON                          25 years              Senior Vice President - Capital Research Global Investors
  Vice Chairman of the Board
---------------------------------------------------------------------------------------------------------------------------
  DONALD D. O'NEAL                         4 years               Senior Vice President - Capital Research Global Investors
  President and Trustee
---------------------------------------------------------------------------------------------------------------------------
  CLAUDIA P. HUNTINGTON                    16 years              Senior Vice President - Capital Research Global Investors
  Senior Vice President
---------------------------------------------------------------------------------------------------------------------------
  C. ROSS SAPPENFIELD                      10 years              Senior Vice President - Capital Research Global Investors
  Vice President
---------------------------------------------------------------------------------------------------------------------------
  J. BLAIR FRANK                           3 years               Senior Vice President - Capital Research Global Investors
---------------------------------------------------------------------------------------------------------------------------
  DYLAN J. YOLLES                          3 years               Senior Vice President - Capital Research Global Investors
---------------------------------------------------------------------------------------------------------------------------

For important information about tax information and insurance company compensation, please turn to the sections titled "Tax information" and
"Payments to insurance companies and their affiliates" on page xx.

                                                                             ---
           GROWTH-INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  31
                                                                             ---


INTERNATIONAL GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital while providing current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  x.xx%
Other expenses.........................................................  x.xx
Total annual fund operating expenses...................................  x.xx

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $xx    $xxx    $xxx     $xxx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of larger, well-established companies domiciled outside of the United States, including developing countries. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United States.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund will focus on stocks of companies with strong earnings that pay dividends. We believe that these stocks will be more resistant to market declines than stocks of companies that do not pay dividends.

PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

----
32  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  INTERNATIONAL GROWTH AND INCOME FUND
----


Investments in securities issued by entities based outside of the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Calendar year total returns
(If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

  2009
 ------
[to come]

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  xx.xx% (quarter ended Month Day, Year)
LOWEST   xx.xx% (quarter ended Month Day, Year)

                                                                                    ---
INTERNATIONAL GROWTH AND INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  33
                                                                                    ---


For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS                                 1 YEAR LIFETIME/1/
-------------------------------------------------------------------------------
Fund                                                         xx.xx%   xx.xx%
MSCI World Index ex USA/2/                                    xx.xx    xx.xx
Lipper International Funds Index/2/                           xx.xx    xx.xx

/1/ Lifetime results are from November 18, 2008, the date the fund began investment operations.

/2/ The MSCI World Index ex USA reflects the market sectors and securities in which the fund primarily invests. The Lipper International Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. For more information on the indexes listed above see the "Investment objectives, strategies and risks"
    section of the prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR/SERIES TITLE  PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
(if applicable)                          IN THIS FUND            (or one of its divisions)
------------------------------------------------------------------------------------------------------------------------

        SUNG LEE                            1 year               Senior Vice President - Capital Research Global
        Vice President                                           Investors
------------------------------------------------------------------------------------------------------------------------
        JESPER LYCKEUS                      1 year               Senior Vice President - Capital Research Global
                                                                 Investors
------------------------------------------------------------------------------------------------------------------------
        DAVID M. RILEY                      1 year               Senior Vice President - Capital Research Global
                                                                 Investors
------------------------------------------------------------------------------------------------------------------------

For important information about tax information and insurance company compensation, please turn to the sections titled "Tax information" and
"Payments to insurance companies and their affiliates" on page xx.

----
34  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  INTERNATIONAL GROWTH AND INCOME FUND
----


ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with high total return
(including income and capital gains) consistent with preservation of capital over the long term.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  x.xx%
Other expenses.........................................................  x.xx
Total annual fund operating expenses...................................  x.xx

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $xx    $xxx    $xxx     $xxx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and not included in
Standard & Poor's 500 Composite Index, and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities
(rated Ba1 or below by Moody's Investors Service and BB+ or below by Standard &
Poor's Corporation or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds."

In seeking to pursue its investment objective, the fund will vary its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund's investment adviser expects (but is not required)
to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2009, the fund was approximately xx% invested in equity securities, xx% invested in debt securities and xx% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund will vary with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities. The fund is designed for investors seeking above-average total return.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

                                                                             ---
        ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  35
                                                                             ---


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency fluctuations and controls;
different accounting, auditing, financial reporting, disclosure, regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.
Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Calendar year total returns
(If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

1999  2000   2001     2002    2003   2004   2005   2006  2007   2008   2009
----  ----   ----     ----    ----   ----   ----   ----  ----   ----   ----
7.25% 4.62%  0.77%  -12.19%  22.14%  8.50%  9.45% 14.96% 6.82% -29.30% [to come]

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   12.24% (quarter ended June 30, 2003)
LOWEST   -16.30% (quarter ended December 31, 2008)

----
36  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  ASSET ALLOCATION FUND
----


For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS LIFETIME/1/
-------------------------------------------------------------------------------
Fund                                        xx.xx%  xx.xx%  xx.xx%    xx.xx%
Barclays Capital U.S. Aggregate Index/2/    xx.xx   xx.xx   xx.xx     xx.xx
S&P 500/2/                                  xx.xx   xx.xx   xx.xx     xx.xx
Citigroup Broad Investment-Grade (BIG)
 Bond Index/2/                              xx.xx   xx.xx   xx.xx     xx.xx

/1/ Lifetime results are from August 1, 1989, the date the fund began investment operations.

/2/ The Barclays Capital U.S. Aggregate Index, the Standard & Poor's 500
    Composite Index and the Citigroup Broad Investment-Grade (BIG) Bond Index
    reflect the market sectors and securities in which the fund primarily invests. For more information on the indexes listed above see the
    "Investment objectives, strategies and risks" section of the prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

PORTFOLIO COUNSELOR/SERIES TITLE  PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
(if applicable)                          IN THIS FUND            (or one of its divisions)
----------------------------------------------------------------------------------------------------------------------------

     ALAN N. BERRO                          9 years              Senior Vice President - Capital World Investors
     Senior Vice President
----------------------------------------------------------------------------------------------------------------------------
     JEFFREY T. LAGER                       2 years              Senior Vice President - Capital World Investors
----------------------------------------------------------------------------------------------------------------------------
     JAMES R. MULALLY                       3 years              Senior Vice President - Fixed Income, Capital Research and
                                                                 Management Company
----------------------------------------------------------------------------------------------------------------------------
     EUGENE P. STEIN                        1 year               Senior Vice President - Capital World Investors
----------------------------------------------------------------------------------------------------------------------------

For important information about tax information and insurance company compensation, please turn to the sections titled "Tax information" and
"Payments to insurance companies and their affiliates" on page xx.

                                                                             ---
        ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  37
                                                                             ---


BOND FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  x.xx%
Other expenses.........................................................  x.xx
Total annual fund operating expenses...................................  x.xx

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $xx    $xxx    $xxx     $xxx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least
80% of its assets in bonds and other debt securities. The fund will invest at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents), including securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgage and other assets. The fund may invest up to 35% of its assets in debt securities (rated Ba1 or below by
Moody's Investors Service and BB+ or below by Standard & Poor's Corporation or unrated but determined by the fund's investment adviser to be of equivalent quality). Such securities are sometimes referred to as "junk bonds." The fund may invest in debt securities of issuers domiciled outside the United States.
The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

----
38  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  BOND FUND
----


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates, by changes in the effective maturities and credit ratings of these securities, as well as by events specifically involving the issuers of those securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

Many types of debt securities, including mortgage-related securities, are subject to pre-payment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. Treasury.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

  Calendar year total returns
  (If insurance contract fees and expenses were included, results would have been lower.)

                                      [CHART]

  2000   2001   2002    2003   2004   2005   2006   2007    2008    2009
  ----   ----   ----    ----   ----   ----   ----   ----    ----    ----
  5.22%  8.48%  4.26%  13.07%  6.04%  1.77%  7.31%  3.66%  -9.16% [to come]

                                                                             ---
                    BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  39
                                                                             ---


The fund's highest/lowest quarterly results during this time period were:

HIGHEST   5.15% (quarter ended December 31, 2002)
LOWEST   -5.47% (quarter ended September 30, 2008)

For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS LIFETIME/1/
-------------------------------------------------------------------------------
Fund                                        xx.xx%  xx.xx%  xx.xx%    xx.xx%
Barclays Capital U.S. Aggregate Index/2/    xx.xx   xx.xx   xx.xx     xx.xx
Citigroup Broad Investment-Grade (BIG)
 Bond Index/2/                              xx.xx   xx.xx   xx.xx     xx.xx

/1/ Lifetime results are from January 2, 1996, the date the fund began investment operations.

/2/ The Barclays Capital U.S. Aggregate Index and the Citigroup Broad
    Investment-Grade (BIG) Bond Index reflect the market sectors and securities in which the fund primarily invests. For more information on the indexes listed above see the "Investment objectives, strategies and risks" section of the prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR/SERIES TITLE  PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
(if applicable)                          IN THIS FUND            (or one of its divisions)
----------------------------------------------------------------------------------------------------------------------------

       DAVID C. BARCLAY                    11 years              Senior Vice President - Fixed Income, Capital Research and
                                                                 Management Company
----------------------------------------------------------------------------------------------------------------------------
       MARK H. DALZELL                     4 years               Senior Vice President - Fixed Income, Capital Research and
                                                                 Management Company
----------------------------------------------------------------------------------------------------------------------------
       DAVID A. HOAG                       2 years               Senior Vice President - Fixed Income, Capital Research and
                                                                 Management Company
----------------------------------------------------------------------------------------------------------------------------
       THOMAS H. HOGH                      2 years               Senior Vice President - Fixed Income, Capital
                                                                 Research Company
----------------------------------------------------------------------------------------------------------------------------

For important information about tax information and insurance company compensation, please turn to the sections titled "Tax information" and
"Payments to insurance companies and their affiliates" on page xx.

----
40  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  BOND FUND
----


GLOBAL BOND FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  x.xx%
Other expenses.........................................................  x.xx
Total annual fund operating expenses...................................  x.xx

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $xx    $xxx    $xxx     $xxx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market circumstances, the fund will invest at least 80% of its assets in bonds. The fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund may invest substantially in securities of issuers domiciled outside the United States, including issuers domiciled in developing countries. Normally, the fund's debt obligations will consist substantially of investment-grade bonds (rated Baa3 or better or BBB- or better by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser). The fund may also invest in lower quality, higher yielding debt securities (rated
Ba1 or below and BB+ or below by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds." The total return of the fund will be the result of interest income, changes in the market value of the fund's investments and changes in the values of other currencies relative to the U.S. dollar.

The fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with government officials, central banks and company executives. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

                                                                             ---
             GLOBAL BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  41
                                                                             ---


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell. In addition, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

The prices of, and the income generated by, most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S.
dollar appreciates against foreign currencies, the value in U.S. dollars of the fund's securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks. These risks may be heightened in connection with investments in developing countries.

Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

----
42  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL BOND FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Calendar year total returns
(If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

                                 2007    2008     2009
                                 ----    ----     ----
                                 9.54%   3.60%  [to come]

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   5.90% (quarter ended March 31, 2008)
LOWEST   -4.19% (quarter ended September 30, 2008)

For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS                1 YEAR LIFETIME/1/
--------------------------------------------------------------
Fund                                        xx.xx%   xx.xx%
Barclays Capital Global Aggregate Index/2/  xx.xx    xx.xx
Lipper Global Income Funds Average/2/       xx.xx    xx.xx

/1/ Lifetime results are from October 4, 2006, the date the fund began investment operations.

/2/ The Barclays Capital Global Aggregate Index reflects the market sectors and securities in which the fund primarily invests. The Lipper Global Income
    Funds Average includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. For more information on the indexes listed above see the "Investment objectives, strategies and risks" section of the prospectus.

                                                                             ---
             GLOBAL BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  43
                                                                             ---


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR/SERIES TITLE  PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
(if applicable)                          IN THIS FUND            (or one of its divisions)
----------------------------------------------------------------------------------------------------------------------------

       MARK H. DALZELL                      3 years              Senior Vice President - Fixed Income, Capital Research and
                                                                 Management Company
----------------------------------------------------------------------------------------------------------------------------
       THOMAS H. HOGH                       3 years              Senior Vice President - Fixed Income, Capital Research
                                                                 Company
----------------------------------------------------------------------------------------------------------------------------
       JAMES R. MULALLY                     1 year               Senior Vice President - Fixed Income, Capital Research and
                                                                 Management Company
----------------------------------------------------------------------------------------------------------------------------

For important information about tax information and insurance company compensation, please turn to the sections titled "Tax information" and
"Payments to insurance companies and their affiliates" on page xx.

----
44  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL BOND FUND
----


HIGH-INCOME BOND FUND

INVESTMENT OBJECTIVE

The fund's primarily investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  x.xx%
Other expenses.........................................................  x.xx
Total annual fund operating expenses...................................  x.xx

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $xx    $xxx    $xxx     $xxx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by a nationally recognized statistical rating organization or unrated but determined by the fund's investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as "junk bonds." The fund may also invest a portion of its assets in securities of issuers domiciled outside the United States.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

                                                                             ---
        HIGH-INCOME BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  45
                                                                             ---


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Calendar year total returns
(If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 2000   2001    2002    2003   2004   2005    2006   2007    2008      2009
------  -----  ------  ------  -----  -----  ------  -----  -------    -----
-3.06%  8.02%  -1.51%  29.79%  9.83%  2.46%  10.89%  1.62%  -23.74%  [to come]

----
46  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  HIGH-INCOME BOND FUND
----


The fund's highest/lowest quarterly results during this time period were:

HIGHEST   10.83% (quarter ended December 31, 2002)
LOWEST   -16.06% (quarter ended December 31, 2008)

For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS                                       1 YEAR 5 YEARS 10 YEARS LIFETIME/1/
------------------------------------------------------------------------------------------------------

Fund                                                               xx.xx%  xx.xx%  xx.xx%    xx.xx%
Barclays Capital U.S. Corporate High Yield Index 2% Issuer Cap/2/  xx.xx   xx.xx   xx.xx     xx.xx
Credit Suisse High Yield Index/2/                                  xx.xx   xx.xx   xx.xx     xx.xx
Citigroup Broad Investment-Grade (BIG) Bond Index/2/               xx.xx   xx.xx   xx.xx     xx.xx
Lipper High Current Yield Bond Funds Index/2/                      xx.xx   xx.xx   xx.xx     xx.xx

/1/ Lifetime results are from February 8, 1984, the date the fund began investment operations.

/2/ The Barclays Capital U.S. Corporate High Yield Index 2% Issuer Cap, the
    Credit Suisse High Yield Index and the Citigroup Broad Investment-Grade
    (BIG) Bond Index reflect the market sectors and securities in which the fund primarily invests. The fund has selected the Barclays Capital U.S.
    Corporate High Yield Index 2% Issuer Cap to replace the Credit Suisse High
    Yield Index as its broad-based securities market index. The fund's investment adviser believes that the Barclays Capital U.S. Corporate High
    Yield Index 2% Issuer Cap better reflects the market sectors and securities in which the fund primarily invests than the Credit Suisse High Yield
    Index. The Lipper High Current Yield Bond Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. For more information on the indexes listed above see the
    "Investment objectives, strategies and risks" section of the prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

PORTFOLIO COUNSELOR/SERIES TITLE  PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
(if applicable)                          IN THIS FUND            (or one of its divisions)
----------------------------------------------------------------------------------------------------------------------------

     ABNER D. GOLDSTINE                    11 years              Senior Vice President - Fixed Income, Capital Research and
     Senior Vice President                                       Management Company
----------------------------------------------------------------------------------------------------------------------------
     DAVID C. BARCLAY                      16 years              Senior Vice President - Fixed Income, Capital Research and
                                                                 Management Company
----------------------------------------------------------------------------------------------------------------------------
     MARCUS B. LINDEN                      2 years               Senior Vice President - Fixed Income, Capital Research
                                                                 Company

For important information about tax information and insurance company compensation, please turn to the sections titled "Tax information" and
"Payments to insurance companies and their affiliates" on page xx.

                                                                             ---
        HIGH-INCOME BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  47
                                                                             ---


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide a high level of current income consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  x.xx%
Other expenses.........................................................  x.xx
Total annual fund operating expenses...................................  x.xx

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $xx    $xxx    $xxx     $xxx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund will invest at least 80% of its assets in securities that are guaranteed or sponsored by the U.S. government or debt securities that are rated Aaa by Moody's Investors Service or AAA by Standard & Poor's Corporation
or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may also invest a significant portion of its assets in securities backed by pools of mortgages. Certain of these securities may not be backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

----
48  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
----


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

While the fund invests primarily in securities that are guaranteed or sponsored by the U.S. government, these securities are subject to interest rate and prepayment risks. Interest rate risk is the risk that the market value of the fixed-income securities owned by the fund will fluctuate as interest rates go up or down. For example, as with other debt securities, the value of U.S.
government securities generally will decline when interest rates rise and increase when interest rates fall. Longer maturity securities generally have higher rates of interest but may be subject to greater price fluctuations than shorter maturity securities.

In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. This is known as prepayment risk. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

It is important to note that neither your investment in the fund nor the fund's yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Calendar year total returns
  (If insurance contract fees and expenses were included, results would have been lower.)

                                      [CHART]

    2000   2001   2002   2003   2004   2005   2006   2007   2008    2009
   ------ ------ ------ ------ ------ ------ ------ ------  -----   ----
   11.69%  7.24%  9.45%  2.51%  3.58%  2.70%  3.95%  6.83%  7.84% [to come]

                                                                                         ---
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  49
                                                                                         ---


The fund's highest/lowest quarterly results during this time period were:

HIGHEST   5.23% (quarter ended December 31, 2008)
LOWEST   -1.76% (quarter ended June 30, 2004)

For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS                          1 YEAR 5 YEARS 10 YEARS LIFETIME/1/
-----------------------------------------------------------------------------------------

Fund                                                  xx.xx%  xx.xx%  xx.xx%    xx.xx%
Citigroup Treasury/Govt. Sponsored/Mortgage Index/2/  xx.xx   xx.xx   xx.xx     xx.xx
Lipper General U.S. Government Funds Average/2/       xx.xx   xx.xx   xx.xx     xx.xx
CPI/2/                                                xx.xx   xx.xx   xx.xx     xx.xx

/1/ Lifetime results are from December 2, 1985, the date the fund began investment operations.

/2/ The Citigroup Treasury/Government Sponsored/Mortgage Index reflects the market sectors and securities in which the fund primarily invests. The
    Lipper General U.S. Government Funds Average includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund's results to inflation. For more information on the indexes listed above see the "Investment objectives, strategies and risks" section of the prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR/SERIES TITLE  PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
(if applicable)                          IN THIS FUND            (or one of its divisions)
--------------------------------------------------------------------------------------------------------------------------------

     JOHN H. SMET                          17 years              Senior Vice President - Fixed Income, Capital Research and
     Senior Vice President                                       Management Company
--------------------------------------------------------------------------------------------------------------------------------
     THOMAS H. HOGH                        12 years              Senior Vice President - Fixed Income, Capital Research Company
--------------------------------------------------------------------------------------------------------------------------------
     FERGUS N. MACDONALD               Less than 1 year          Vice President - Fixed Income, Capital Research Company
--------------------------------------------------------------------------------------------------------------------------------

     WESLEY K.-S. PHOA                 Less than 1 year          Vice President - Fixed Income, Capital Research Company
--------------------------------------------------------------------------------------------------------------------------------

For important information about tax information and insurance company compensation, please turn to the sections titled "Tax information" and
"Payments to insurance companies and their affiliates" on page xx.

----
50  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
----


CASH MANAGEMENT FUND

INVESTMENT OBJECTIVE

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  x.xx%
Other expenses.........................................................  x.xx
Total annual fund operating expenses...................................  x.xx

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $xx    $xxx    $xxx     $xxx

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements.

The fund may invest in securities issued by entities domiciled outside the
United States and securities with credit and liquidity support features provided by entities domiciled outside of the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the
United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

                                                                             ---
         CASH MANAGEMENT FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  51
                                                                             ---


PRINCIPAL RISKS

THE FUND IS NOT MANAGED TO MAINTAIN A STABLE ASSET VALUE OF $1.00 PER SHARE AND
IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

The value and liquidity of the securities held by the fund may be affected by changing interest rates and by changes in credit ratings of the securities. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Some of the securities held by the fund may have credit and liquidity enhancements. Changes in the credit quality of the issuer or provider of these enhancements could cause the fund to experience a loss and may affect its share price.

Additionally, the securities held by the fund may be affected by certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.
Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Calendar year total returns
(If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

  2000   2001   2002   2003   2004   2005   2006   2007   2008    2009
  -----  -----  -----  -----  -----  -----  -----  -----  -----   -----
  6.04%  3.66%  1.24%  0.67%  0.96%  2.97%  4.81%  4.95%  2.15% [to come]

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  1.57% (quarter ended December 31, 2000)
LOWEST   0.09% (quarter ended March 31, 2004)

----
52  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  CASH MANAGEMENT FUND
----


For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS  1 YEAR 5 YEARS 10 YEARS LIFETIME*
---------------------------------------------------------------
           Fund               xx.xx%  xx.xx%  xx.xx%    xx.xx%

* Lifetime results are from February 8, 1984, the date the fund began investment operations.

For important information about tax information and insurance company compensation, please turn to the sections titled "Tax information" and
"Payments to insurance companies and their affiliates" on page xx.

                                                                             ---
         CASH MANAGEMENT FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  53
                                                                             ---


TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO INSURANCE COMPANIES AND THEIR AFFILIATES

The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus
(or other offering document) for your variable insurance contract may contain additional information about these payments.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

GLOBAL DISCOVERY FUND

The investment objective of the fund is long-term growth of capital. Current income is a secondary consideration. The fund seeks to achieve its objective by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy.

In pursuing its investment objective, the fund invests primarily in common stocks that the investment adviser believes have the potential for growth. The fund also invests in common stocks with the potential to pay dividends. The fund may invest a significant portion of its assets in issuers based outside the United States. The fund may also invest in the securities of issuers in developing countries.

The fund is designed for investors seeking greater capital appreciation through investments in stocks of issuers based around the world. Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. Your investment in the fund is subject to risks, including the possibility that the prices of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad. The fund may be subject to additional risks because it invests in a more limited group of sectors and industries than the broad market.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

FUND COMPARATIVE INDEXES--Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper Multi-Cap Growth Funds
Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index (a broad-based index representing the large-cap, mid-cap and small-cap segments of the U.S. equity market). The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes. Global Service and Information Index is a subset of the unmanaged MSCI World Index, which is a free float-adjusted market capitalization-weighted index that measures the returns of companies in 23 developed countries. This subset is 70% U.S.-weighted and consists specifically of companies in the service and information industries that together represent approximately 60% of the MSCI World Index. The index is compiled by the fund's investment adviser, Capital Research and Management Company, is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

----
54  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


GLOBAL GROWTH FUND

The fund's investment objective is to provide you with long-term growth of capital. The fund invests primarily in common stocks of companies located around the world that the investment adviser believes have the potential for growth. The fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets.

The fund is designed for investors seeking capital appreciation through stocks.
Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

FUND COMPARATIVE INDEXES--MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of developed markets. The index consists of 23 developed market country indexes, including the United States. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper Global
Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own
U.S. securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

GLOBAL SMALL CAPITALIZATION FUND

The fund's investment objective is to provide you with long-term growth of capital. Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase.
However, the fund's holdings of small capitalization stocks may fall below the
80% threshold due to subsequent market action. This policy is subject to change only upon 60 days' written notice to shareholders. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of $3.5 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. Under normal circumstances, the fund will invest a significant portion of its assets outside the United States.

The fund is designed for investors seeking capital appreciation through stocks.
Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad. Investing in smaller companies may pose additional risks as it is often more difficult to value or dispose of small company stocks, more difficult to obtain information about smaller companies, and the prices of their stocks may be more volatile than stocks of larger, more established companies. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  55
                                                                             ---


equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

FUND COMPARATIVE INDEXES--MSCI All Country World Small Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of smaller capitalization companies in both developed and emerging markets. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. This index was not in existence as of the date the fund began investment operations; therefore, lifetime results are not available. S&P Global (less than)$3 Billion Index has been used since May 2006. Cumulative returns for periods beginning before May 2006 also include results from the comparative indexes used in those periods as follows:
S&P Global (less than)$2 Billion (May 2004 to April 2006), S&P Developed
(less than)$1.5 Billion (January 2000 to April 2004), and S&P Developed
(less than)$1.2Billion (1990 to 1999). The S&P Global indexes include both developed and developing countries. The S&P Developed indexes (used prior to
May 2004) only include stocks in developed countries. Indexes are unmanaged and their results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper
Global Small-Cap Funds Average is composed of funds that invest at least 25% of their portfolios in securities with primary trading markets outside the United
States, and that limit at least 65% of their investments to companies with market capitalizations of less than $1 billion at the time of purchase. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

GROWTH FUND

The fund's investment objective is to provide you with growth of capital. The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in this prospectus and in the statement of additional information.

The fund may invest a portion of its assets in securities of issuers domiciled outside the United States and Canada and not included in Standard & Poor's 500
Composite Index. In addition to the risks described above, investments in securities issued by entities based outside the United States may be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.
Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

The fund may invest a portion of its assets in lower quality nonconvertible debt securities (rated Ba1 or below by Moody's Investors Service and BB+ or below by Standard & Poor's Corporation or unrated but determined by the fund's investment adviser to be of equivalent quality). Such securities are sometimes referred to as "junk bonds." The values of debt securities may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities generally decline when interest rates rise and increase when interest rates fall. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. In addition, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

----
56  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FUND COMPARATIVE INDEXES--Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper Capital Appreciation
Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes. Lipper Growth Funds Index is an equally weighted index of growth funds. These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

INTERNATIONAL FUND

The fund's investment objective is to provide you with long-term growth of capital.

The fund invests primarily in common stocks of companies located outside the
United States. The fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

FUND COMPARATIVE INDEXES--MSCI All Country World Index ex USA is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States. The index consists of 46 developed and emerging market country indexes. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

NEW WORLD FUND

The fund's investment objective is long-term capital appreciation. The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as "junk bonds.

Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  57
                                                                             ---


The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the fund may invest up to
25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the fund will consider such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.
The fund's investment adviser will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina,
Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic,
Dominican Republic, Egypt, Hungary, India, Jordan, Kazakhstan, Lebanon,
Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru, Philippines, Poland,
Russian Federation, South Africa, Thailand, Turkey, Ukraine, United Arab
Emirates and Venezuela.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad. The prices of debt securities owned by the fund may be affected by changing interest rates and credit risk assessments as well as by events specifically involving the issuers of those securities. The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes;
local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Although all securities in the fund's portfolio may be subject to the risks described above, securities issued by entities based outside the United States may be affected to a greater extent. For instance, investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, regulatory and legal standards and practices; expropriation;
changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

FUND COMPARATIVE INDEXES--MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that measures equity market performance in the global developed and emerging markets, consisting of 47 developed and emerging market country indexes. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. MSCI Emerging Markets
Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets, consisting of 24 emerging market country indexes. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

----
58  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


BLUE CHIP INCOME AND GROWTH FUND

The fund's investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

The fund invests primarily in dividend-paying common stocks of larger, more established companies based in the United States with market capitalizations of
$4 billion and above. In seeking to provide you with a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500. The fund also will ordinarily invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United
States. The fund will invest, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

FUND COMPARATIVE INDEXES--Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper Growth & Income Funds
Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

GLOBAL GROWTH AND INCOME FUND

The fund's investment objective is to provide you with long-term growth of capital while providing current income. The fund invests primarily in common stocks of well-established companies located around the world, many of which have the potential to pay dividends. The fund invests, on a global basis, in common stocks that are denominated in U.S. dollars or other currencies. Under normal market circumstances the fund will invest a significant portion of its assets in securities of issuers domiciled outside the United States. The fund may also invest in issuers in developing countries.

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

FUND COMPARATIVE INDEXES--MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that measures equity market performance in the global developed and emerging markets, consisting of 47 developed and emerging market country indexes. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of developed markets. The index consists of
23 developed market country indexes, including the United States. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  59
                                                                             ---


GROWTH-INCOME FUND

The fund's investment objectives are to achieve long-term growth of capital and income. The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in Standard &
Poor's 500 Composite Index. The fund is designed for investors seeking both capital appreciation and income.

The prices of, and the income generated by, common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency fluctuation and controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher trans-action costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

The fund may also invest in bonds and other debt securities. The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

FUND COMPARATIVE INDEXES--Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper Growth & Income Funds
Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

INTERNATIONAL GROWTH AND INCOME FUND

The fund's investment objective is to provide you with long-term growth of capital while providing current income. The fund will pursue this objective by investing primarily in stocks of larger, well-established companies domiciled outside the United States, including developing countries. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United States. The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund will focus on stocks of companies with strong earnings that pay dividends. We believe that these stocks will be more resistant to market declines than stocks of companies that do not pay dividends.

Your investment in the fund is subject to various risks. Consequently, the fund's income may decline and/or its portfolio holdings may lose value.
Declines in dividends paid to the fund and in the values of certain stocks held by the fund could be in response to economic, political and/or social events taking place around the world. For example, increases in the prices of basic commodities, such as oil and grains, can negatively impact the values of certain companies. Further, changes in relationships among global currencies may trigger declines in the value of the fund's income and/or holdings.
Investing in securities issued by entities based outside the United States may also be affected by currency controls, different accounting and legal standards, expropriation, tax policies, greater market volatility and various administrative difficulties. These risks may be heightened in connection with investments in developing countries. The fund's investment results will depend on the ability of the fund's investment adviser to navigate these risks.

Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

FUND COMPARATIVE INDEXES--MSCI World Index ex USA is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of developed markets, excluding the United States. The index consists of 22 developed market country indexes. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper
International Funds Index is an equally weighted index of funds that invest assets

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60  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


in securities with primary trading markets outside the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

ASSET ALLOCATION FUND

The fund's investment objective is to provide you with high total return
(including income and capital gains) consistent with preservation of capital over the long term.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and not included in
Standard & Poor's 500 Composite Index, and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities
(rated Ba1 or below by Moody's Investors Service and BB+ or below by Standard &
Poor's Corporation or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds."

In seeking to pursue its investment objective, the fund will vary its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund's investment adviser expects (but is not required)
to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2009, the fund was approximately xx% invested in equity securities, xx% invested in debt securities and xx% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund will vary with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities. The fund is designed for investors seeking above-average total return.

The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

The fund may also invest a portion of its assets in common stocks, bonds and other securities of issuers domiciled outside the United States. Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency fluctuations and controls; different accounting, auditing, financial reporting, disclosure, regulatory and legal standards and practices;
expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

FUND COMPARATIVE INDEXES--Barclays Capital U.S. Aggregate Index represents the
U.S. investment-grade fixed-rate bond market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Standard & Poor's
500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
Citigroup Broad Investment-Grade (BIG) Bond Index is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

BOND FUND

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities. The fund will invest at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents), including securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgage and other assets. The fund may invest up to
35% of its assets in debt securities (rated Ba1 or below by

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                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  61
                                                                             ---


Moody's Investors Service and BB+ or below by Standard & Poor's Corporation or unrated but determined by the fund's investment adviser to be of equivalent quality). Such securities are sometimes referred to as "junk bonds." The fund may invest in debt securities of issuers domiciled outside the United States.
The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates, by changes in the effective maturities and credit ratings of these securities, as well as by events specifically involving the issuers of those securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

Many types of debt securities, including mortgage-related securities, are subject to pre-payment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. Treasury.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

FUND COMPARATIVE INDEXES--Barclays Capital U.S. Aggregate Index represents the
U.S. investment-grade fixed-rate bond market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Citigroup Broad
Investment-Grade (BIG) Bond Index is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

GLOBAL BOND FUND

The fund's investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management.

Under normal market circumstances, the fund will invest at least 80% of its assets in bonds. The fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund may invest substantially in securities of issuers domiciled outside the United States, including issuers domiciled in developing countries. Normally, the fund's debt obligations will consist substantially of investment-grade bonds (rated Baa3 or better or BBB- or better by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser). The fund may also invest in lower quality, higher yielding debt securities (rated
Ba1 or below and BB+ or below by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds." The total return of the fund will be the result of interest income, changes in the market value of the fund's investments and changes in the values of other currencies relative to the U.S. dollar. Generally, the fund may invest in debt securities of any maturity or duration.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower

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62  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell. In addition, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

The prices of, and the income generated by, most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S.
dollar appreciates against foreign currencies, the value in U.S. dollars of the fund's securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks. These risks may be heightened in connection with investments in developing countries.

Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

FUND COMPARATIVE INDEXES--Barclays Capital Global Aggregate Index represents the global investment-grade fixed-income markets. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper
Global Income Funds Average is composed of funds that invest primarily in U.S.
dollar and non-U.S. dollar debt securities located in at least three countries, one of which may be the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distribution, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

HIGH-INCOME BOND FUND

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation. The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by a nationally recognized statistical rating organization or unrated but determined by the fund's investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as "junk bonds." The fund may also invest a portion of its assets in securities of issuers domiciled outside the United States. Generally, the fund may invest in debt securities of any maturity or duration. The fund may also invest in common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks, convertible bonds and warrants, that provide an opportunity for income and/or capital appreciation.

Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell. See the appendix in this prospectus for credit rating descriptions.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  63
                                                                             ---


practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

FUND COMPARATIVE INDEXES--Barclays Capital U.S. Corporate High Yield Index 2%
Issuer Cap covers the universe of fixed rate, non-investment grade debt. The index limits the maximum exposure of any one issuer to 2%. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
Credit Suisse High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. This index was not in existence on the date the fund began investment operations;
therefore, lifetime results are not shown. Citigroup Broad Investment-Grade
(BIG) Bond Index is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper High Current Yield Bond Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

The fund's investment objective is to provide a high level of current income consistent with preservation of capital.

Normally, the fund will invest at least 80% of its assets in securities that are guaranteed or sponsored by the U.S. government or debt securities that are rated Aaa by Moody's Investors Service or AAA by Standard & Poor's Corporation
or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may also invest a significant portion of its assets in securities backed by pools of mortgages. Certain of these securities may not be backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer.

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

While the fund invests primarily in securities that are guaranteed or sponsored by the U.S. government, these securities are subject to interest rate and prepayment risks. Interest rate risk is the risk that the market value of the fixed-income securities owned by the fund will fluctuate as interest rates go up or down. For example, as with other debt securities, the value of U.S.
government securities generally will decline when interest rates rise and increase when interest rates fall. Longer maturity securities generally have higher rates of interest but may be subject to greater price fluctuations than shorter maturity securities.

In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. This is known as prepayment risk. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

It is important to note that neither your investment in the fund nor the fund's yield is guaranteed by the U.S. government.

FUND COMPARATIVE INDEXES--Citigroup Treasury/Government Sponsored/Mortgage
Index is a market-weighted index that includes U.S. Treasury and agency securities, as well as FNMAs, FHLMCs and GNMAs. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper General
U.S. Government Funds Average is composed of funds that invest primarily in
U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions, but do not reflect the effect of sales charges or taxes. Consumer Price Index
(CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor,
Bureau of Labor Statistics.

----
64  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


CASH MANAGEMENT FUND

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes.

The fund invests substantially in U.S. Treasury securities and other securities backed by the full faith and credit of the U.S. government, as well as securities issued by U.S. federal agencies. The fund may also invest in other high-quality money market instruments.

The fund may invest in securities issued by entities domiciled outside the
United States and securities with credit and liquidity support features provided by entities domiciled outside of the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the
United States.

The value and liquidity of the securities held by the fund may be affected by changing interest rates and by changes in credit ratings of the securities. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Some of the securities held by the fund may have credit and liquidity enhancements. Changes in the credit quality of the issuer or provider of these enhancements could cause the fund to experience a loss and may affect its share price.

Additionally, the securities held by the fund may be affected by certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.
Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The fund is not managed to maintain a stable asset value of $1.00 per share and it is possible to lose money by investing in the fund.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  65
                                                                             ---


CASH POSITION AND TEMPORARY INVESTMENTS

The funds may also hold cash or money market instruments. The percentage of each fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, a fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

FUND EXPENSES

In periods of market volatility, assets of the funds may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the annual fund operating expenses tables in this prospectus.

INVESTMENT RESULTS

All fund results in the "Investment results" section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and
Management Company is a wholly owned subsidiary of The Capital Group Companies,
Inc. and is located at 333 South Hope Street, Los Angeles, California 90071,
and 6455 Irvine Center Drive, Irvine, California 92618. Capital Research and
Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund for the previous fiscal year (or, in the case of International Growth and Income Fund, the management fee to be paid for the current fiscal year), expressed as a percentage of average net assets of that fund, appear in the Annual Fund Operating Expenses table for each fund. A more detailed description of the investment advisory and service agreement between the Series and the investment adviser is included in the Series' statement of additional information. A discussion regarding the basis for the approval of the Series' investment advisory and service agreement by the Series' board of trustees is contained in the Series' annual report to shareholders for the fiscal year ended December 31, 2008.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Capital Research and Management Company and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the funds' boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. Each fund's shareholders approved this arrangement at a meeting of shareholders on November 24, 2009. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a
Delaware statutory trust. The reorganization may be completed in 2010 or early
2011; however, the series reserves the right to delay the implementation.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the funds' portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the funds' portfolio transactions. The investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, the investment adviser does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the funds' portfolio transactions. A more detailed description of the investment adviser's policies is included in the statement of additional information.

----
66  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


PORTFOLIO MANAGEMENT

The Series relies on the professional judgment of its investment adviser,
Capital Research and Management Company, to make decisions about the funds'
portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PORTFOLIO HOLDINGS

A description of the funds' policies and procedures regarding disclosure of information about their portfolio securities is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition to the portfolio counselors below, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio.
Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

The primary individual portfolio counselors for each of the funds are:

                                                           PRIMARY TITLE WITH
                                                           INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR     PORTFOLIO COUNSELOR'S ROLE      (OR AFFILIATE)
   THE SERIES/TITLE (IF           IN MANAGEMENT OF,          AND INVESTMENT
       APPLICABLE)          AND EXPERIENCE IN, THE FUND(S)     EXPERIENCE
-------------------------------------------------------------------------------

JAMES K. DUNTON             Serves as an equity portfolio  Senior Vice
VICE CHAIRMAN OF THE BOARD  counselor for: GROWTH-INCOME   President --
                            FUND -- 25 years (since the    Capital Research
                            fund's inception) BLUE CHIP    Global Investors
                            INCOME AND GROWTH FUND -- 8    Investment
                            years (since the fund's        professional for 47
                            inception)                     years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
DONALD D. O'NEAL            Serves as an equity portfolio  Senior Vice
PRESIDENT AND TRUSTEE       counselor for: GROWTH-INCOME   President --
                            FUND -- 4 years                Capital Research
                                                           Global Investors
                                                           Investment
                                                           professional for 24
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
ALAN N. BERRO               Serves as an equity portfolio  Senior Vice
SENIOR VICE PRESIDENT       counselor for: ASSET           President --
                            ALLOCATION FUND -- 9 years     Capital World
                                                           Investors
                                                           Investment
                                                           professional for 23
                                                           years in total; 18
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
ABNER D. GOLDSTINE          Serves as a fixed-income       Senior Vice
SENIOR VICE PRESIDENT       portfolio counselor for:       President -- Fixed
                            HIGH-INCOME BOND FUND -- 11    Income, Capital
                            years                          Research and
                                                           Management Company
                                                           Investment
                                                           professional for 57
                                                           years in total; 42
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
CLAUDIA P. HUNTINGTON       Serves as an equity portfolio  Senior Vice
SENIOR VICE PRESIDENT       counselor for: GROWTH-INCOME   President --
                            FUND -- 16 years (plus 5       Capital Research
                            years of prior experience as   Global Investors
                            an investment analyst for the  Investment
                            fund) GLOBAL DISCOVERY         professional for 36
                            FUND -- 8 years (since the     years in total; 34
                            fund's inception)              years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
JOHN H. SMET                Serves as a fixed-income       Senior Vice
SENIOR VICE PRESIDENT       portfolio counselor for: U.S.  President -- Fixed
                            GOVERNMENT/AAA-RATED           Income, Capital
                            SECURITIES FUND -- 17 years    Research and
                                                           Management Company
                                                           Investment
                                                           professional for 27
                                                           years in total; 26
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
CARL M. KAWAJA              Serves as an equity portfolio  Senior Vice
VICE PRESIDENT              counselor for:  NEW WORLD      President --
                            FUND -- 10 years (since the    Capital World
                            fund's inception)              Investors
                                                           Investment
                                                           professional for 21
                                                           years in total; 18
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
SUNG LEE                    Serves as an equity portfolio  Senior Vice
VICE PRESIDENT              counselor for:                 President --
                            INTERNATIONAL FUND -- 4        Capital Research
                            years INTERNATIONAL GROWTH     Global Investors
                            AND INCOME FUND -- 1 year      Investment
                            (since the fund's inception)   professional for 15
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  67
                                                                             ---


                                                                               PRIMARY TITLE WITH
                                                                               INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR              PORTFOLIO COUNSELOR'S ROLE IN              (OR AFFILIATE)
   THE SERIES/TITLE (IF               MANAGEMENT OF, AND EXPERIENCE              AND INVESTMENT
       APPLICABLE)                          IN, THE FUND(S)                        EXPERIENCE
---------------------------------------------------------------------------------------------------

ROBERT W. LOVELACE          Serves as an equity portfolio counselor for:       Senior Vice
VICE PRESIDENT              GLOBAL GROWTH FUND -- 12 years (since the          President --
                            fund's inception)                                  Capital World
                            NEW WORLD FUND -- 10 years (since the fund's       Investors
                            inception)                                         Investment
                                                                               professional for 24
                                                                               years, all with
                                                                               Capital Research
                                                                               and Management
                                                                               Company or affiliate
---------------------------------------------------------------------------------------------------
C. ROSS SAPPENFIELD         SERVES AS AN EQUITY PORTFOLIO COUNSELOR FOR:       Senior Vice
VICE PRESIDENT              GROWTH-INCOME FUND -- 10 years                     President --
                            BLUE CHIP INCOME AND GROWTH FUND -- 8 years        Capital Research
                            (since the fund's inception)                       Global Investors
                                                                               Investment
                                                                               professional for 17
                                                                               years, all with
                                                                               Capital Research
                                                                               and Management
                                                                               Company or affiliate
---------------------------------------------------------------------------------------------------
DAVID C. BARCLAY            Serves as a fixed-income portfolio counselor for:  Senior Vice
                            HIGH-INCOME BOND FUND -- 16 years                  President -- Fixed
                            NEW WORLD FUND -- 10 years (since the fund's       Income, Capital
                            inception)                                         Research and
                            BOND FUND -- 11 years                              Management Company
                                                                               Investment
                                                                               professional for 28
                                                                               years in total; 21
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------
DONNALISA BARNUM            Serves as an equity portfolio counselor for:       Senior Vice
                            GROWTH FUND -- 6 years                             President --
                                                                               Capital World
                                                                               Investors
                                                                               Investment
                                                                               professional for 27
                                                                               years in total; 22
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------
CHRISTOPHER D. BUCHBINDER   Serves as an equity portfolio counselor for:       Senior Vice
                            BLUE CHIP INCOME AND GROWTH FUND -- 2 years        President --
                                                                               Capital Research
                                                                               Global Investors
                                                                               Investment
                                                                               professional for 14
                                                                               years, all with
                                                                               Capital Research
                                                                               and Management
                                                                               Company or affiliate
---------------------------------------------------------------------------------------------------
GORDON CRAWFORD             Serves as an equity portfolio counselor for:       Senior Vice
                            GLOBAL SMALL CAPITALIZATION FUND --                President --
                            11 years (since the fund's inception)              Capital Research
                            GLOBAL DISCOVERY FUND -- 4 years                   Global Investors
                                                                               Investment
                                                                               professional for 38
                                                                               years, all with
                                                                               Capital Research
                                                                               and Management
                                                                               Company or affiliate
---------------------------------------------------------------------------------------------------
MARK H. DALZELL             Serves as a fixed-income portfolio counselor for:  Senior Vice
                            BOND FUND -- 4 years                               President -- Fixed
                            GLOBAL BOND FUND -- 3 years (since the fund's      Income, Capital
                            inception)                                         Research and
                                                                               Management Company
                                                                               Investment
                                                                               professional for 31
                                                                               years in total; 21
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------
MARK E. DENNING             Serves as an equity portfolio counselor for:       Senior Vice
                            GLOBAL SMALL CAPITALIZATION FUND --  11 years      President --
                            (since the fund's inception)                       Capital Research
                            GLOBAL DISCOVERY FUND -- 4 years                   Global Investors
                                                                               Investment
                                                                               professional for 27
                                                                               years, all with
                                                                               Capital Research
                                                                               and Management
                                                                               Company or affiliate
---------------------------------------------------------------------------------------------------
J. BLAIR FRANK              Serves as an equity portfolio counselor for:       Senior Vice
                            GLOBAL SMALL CAPITALIZATION FUND --  6 years       President --
                            GROWTH-INCOME FUND -- 3 years                      Capital Research
                                                                               Global Investors
                                                                               Investment
                                                                               professional for 16
                                                                               years in total; 15
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------
DAVID A. HOAG               Serves as a fixed-income portfolio counselor for:  Senior Vice
                            BOND FUND -- 2 years                               President -- Fixed
                                                                               Income, Capital
                                                                               Research and
                                                                               Management Company
                                                                               Investment
                                                                               professional for 21
                                                                               years in total; 18
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------
THOMAS H. HOGH              Serves as a fixed-income portfolio counselor for:  Senior Vice
                            GLOBAL BOND FUND -- 3 years (since the fund's      President -- Fixed
                            inception)                                         Income, Capital
                            U.S. GOVERNMENT/AAA-RATED SECURITIES               Research Company
                            FUND -- 12 years                                   Investment
                            BOND FUND -- 2 years                               professional for 22
                                                                               years in total; 19
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------
GREGG E. IRELAND            Serves as an equity portfolio counselor for:       Senior Vice
                            GLOBAL GROWTH AND INCOME FUND -- 3 years           President --
                            (since the fund's inception)                       Capital World
                            GROWTH FUND -- 3 years                             Investors
                                                                               Investment
                                                                               professional for 37
                                                                               years, all with
                                                                               Capital Research
                                                                               and Management
                                                                               Company or affiliate
---------------------------------------------------------------------------------------------------
GREGORY D. JOHNSON          Serves as an equity portfolio counselor for:       Senior Vice
                            GROWTH FUND -- 2 years                             President --
                                                                               Capital World
                                                                               Investors
                                                                               Investment
                                                                               professional for 15
                                                                               years, all with
                                                                               Capital Research
                                                                               and Management
                                                                               Company or affiliate
---------------------------------------------------------------------------------------------------
MICHAEL T. KERR             Serves as an equity portfolio counselor for:       Senior Vice
                            GROWTH FUND -- 4 years                             President --
                                                                               Capital World
                                                                               Investors
                                                                               Investment
                                                                               professional for 25
                                                                               years in total; 23
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------

----
68  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                                                           PRIMARY TITLE WITH
                                                           INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR     PORTFOLIO COUNSELOR'S ROLE      (OR AFFILIATE)
   THE SERIES/TITLE (IF           IN MANAGEMENT OF,          AND INVESTMENT
       APPLICABLE)          AND EXPERIENCE IN, THE FUND(S)     EXPERIENCE
-------------------------------------------------------------------------------

HAROLD H. LA                Serves as an equity portfolio  Senior Vice
                            counselor for: GLOBAL SMALL    President --
                            CAPITALIZATION FUND -- 1 year  Capital Research
                                                           Global Investors
                                                           Investment
                                                           professional for 11
                                                           years in total; 10
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
JEFFREY T. LAGER            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            ASSET ALLOCATION FUND -- 2     Capital World
                            years                          Investors
                                                           Investment
                                                           professional for 14
                                                           years in total; 13
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
MARCUS B. LINDEN            Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            HIGH-INCOME BOND FUND -- 2     Income, Capital
                            years                          Research Company
                                                           Investment
                                                           professional for 14
                                                           years in total; 13
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
JAMES B. LOVELACE           Serves as an equity portfolio  Senior Vice
                            counselor for: BLUE CHIP       President --
                            INCOME AND GROWTH FUND -- 2    Capital Research
                            years                          Global Investors
                                                           Investment
                                                           professional for 27
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
JESPER LYCKEUS              Serves as an equity portfolio  Senior Vice
                            counselor for: INTERNATIONAL   President --
                            FUND -- 2 years (plus 8 years  Capital Research
                            of prior experience as an      Global Investors
                            investment analyst for the     Investment
                            fund) INTERNATIONAL GROWTH     professional for 14
                            AND INCOME FUND -- 1 year      years in total; 13
                            (since the fund's inception)   years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
FERGUS N. MACDONALD         Serves as a fixed-income       Vice President,
                            portfolio counselor for:       Fixed-Income,
                            U.S. GOVERNMENT/AAA-RATED      Capital Research
                            SECURITIES FUND -- Less than   Company
                            1 year                         Investment
                                                           professional for 17
                                                           years in total; 6
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
RONALD B. MORROW            SERVES AS AN EQUITY PORTFOLIO  Senior Vice
                            COUNSELOR FOR:                 President --
                            GROWTH FUND -- 6 years (plus   Capital World
                            6 years of prior experience    Investors
                            as an investment analyst for   Investment
                            the fund)                      professional for 40
                                                           years in total; 11
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
JAMES R. MULALLY            SERVES AS A FIXED-INCOME       Senior Vice
                            PORTFOLIO COUNSELOR FOR:       President -- Fixed
                            ASSET ALLOCATION FUND -- 3     Income, Capital
                            years                          Research and
                            GLOBAL BOND FUND -- 1 year     Management Company
                                                           Investment
                                                           professional for 33
                                                           years in total; 29
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
WESLEY K.-S. PHOA           Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President,
                            U.S. GOVERNMENT/AAA-RATED      Fixed-Income,
                            SECURITIES FUND -- Less than   Capital Research
                            1 year                         Company
                                                           Investment
                                                           professional for 16
                                                           years in total; 11
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
DAVID M. RILEY              SERVES AS AN EQUITY PORTFOLIO  Senior Vice
                            COUNSELOR FOR:                 President --
                            INTERNATIONAL GROWTH AND       Capital Research
                            INCOME FUND -- 1 year (since   Global Investors
                            the fund's inception)          Investment
                                                           professional for 15
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company
-------------------------------------------------------------------------------
EUGENE P. STEIN             Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            ASSET ALLOCATION FUND -- 1     Capital World
                            year                           Investors
                                                           Investment
                                                           professional for 38
                                                           years in total; 37
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
ANDREW B. SUZMAN            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GLOBAL GROWTH AND INCOME       Capital World
                            FUND -- less than 1 year       Investors
                                                           Investment
                                                           professional for 16
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
CHRISTOPHER M. THOMSEN      SERVES AS AN EQUITY PORTFOLIO  Senior Vice
                            COUNSELOR FOR:                 President --
                            INTERNATIONAL FUND -- 3 years  Capital Research
                                                           Global Investors
                                                           Investment
                                                           professional for 12
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
STEVEN T. WATSON            SERVES AS AN EQUITY PORTFOLIO  Senior Vice
                            COUNSELOR FOR:                 President --
                            GLOBAL GROWTH FUND -- 7 years  Capital World
                            (plus 4 years of prior         Investors
                            experience as an investment    Investment
                            analyst for the fund) GLOBAL   professional for 22
                            GROWTH AND INCOME              years in total; 19
                            FUND --3 years (since the      years with Capital
                            fund's inception)              Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  69
                                                                             ---


                                                          PRIMARY TITLE WITH
PORTFOLIO COUNSELOR FOR   PORTFOLIO COUNSELOR'S ROLE          INVESTMENT
  THE SERIES/TITLE (IF      IN MANAGEMENT OF, AND       ADVISER (OR AFFILIATE)
      APPLICABLE)         EXPERIENCE IN, THE FUND(S)  AND INVESTMENT EXPERIENCE
---------------------------------------------------------------------------------

PAUL A. WHITE             SERVES AS AN EQUITY         Senior Vice President --
                          PORTFOLIO COUNSELOR FOR:    Capital World Investors
                          GLOBAL GROWTH FUND -- 5     Investment professional
                          years (plus 5 years of      for 21 years in total; 10
                          prior experience as an      years with Capital
                          investment analyst for the  Research and Management
                          fund)                       Company or affiliate
---------------------------------------------------------------------------------
DYLAN J. YOLLES           Serves as an equity         Senior Vice President --
                          portfolio counselor for:    Capital Research Global
                          GROWTH-INCOME FUND -- 3     Investors
                          years                       Investment professional
                                                      for 12 years in total; 9
                                                      years with Capital
                                                      Research and Management
                                                      Company or affiliate

Additional information regarding the portfolio counselors' compensation, holdings in other accounts and ownership of securities in American Funds
Insurance Series can be found in the statement of additional information.

PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called "feeder funds" under master-feeder arrangements sponsored by insurance companies. All such shares may be purchased or redeemed by the separate accounts (or feeder funds) at net asset value without any sales or redemption charges. Such purchases and redemptions are made promptly after corresponding purchases and redemptions of units of the separate accounts (or feeder funds).

FREQUENT TRADING OF FUND SHARES

The Series and American Funds Distributors, Inc., the Series' distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds' portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American
Funds Distributors, Inc. has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized.
American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the Series' broad ability to restrict potentially harmful trading as described previously, the Series' board of trustees has adopted a
"purchase blocking policy" under which any contract owner redeeming units representing a beneficial interest in any fund other than Cash Management Fund
(including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction)
for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the contract owner's account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, where the entity maintaining the contract owner's account is able to identify the transaction as one of these types of transactions.

The Series reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company may work with the insurance company separate accounts to apply their procedures which American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account and request that the separate account either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service Company is not satisfied that insurance company separate account has taken appropriate action, American Funds
Service Company may terminate the separate account's ability to transact in fund shares.

----
70  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE SERIES' SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING
POLICY, ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE SERIES' AND
AMERICAN FUNDS DISTRIBUTORS, INC.'S RIGHT TO RESTRICT POTENTIALLY ABUSIVE
TRADING GENERALLY (INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT
WILL NOT BE PREVENTED OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY).
SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW
AMERICAN FUNDS SERVICE COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING
ACTIVITY IN THE SERIES.

VALUING SHARES

Each fund calculates its share price, also called net asset value, each day the
New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the securities in the funds' portfolios that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

Because certain of the funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the funds do not price their shares, the value of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company.

PLANS OF DISTRIBUTION

The Series has adopted plans of distribution or "12b-1 plans" for Class 2 and
Class 3 shares. Under these plans, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series' board of trustees. The plans provide for annual expenses of .25% for Class 2 shares and .18% for Class 3 shares. For these share classes, amounts paid under the 12b-1 plans are used by insurance company contract issuers to cover the expenses of certain contract owner services. The
12b-1 fees paid by the Series, as a percentage of average net assets, for the previous fiscal year, are indicated above in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of the Series' assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

DISTRIBUTIONS AND TAXES

Each fund of the Series intends to qualify as a "regulated investment company"
under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  71
                                                                             ---


FINANCIAL HIGHLIGHTS/1/

The Financial Highlights table is intended to help you understand the funds'
results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers
LLP, whose report, along with the funds' financial statements, is included in the statement of additional information, which is available upon request.
Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

                    (Loss) income from investment operations/2/      Dividends and distributions
                    ------------------------------------------  -------------------------------------

                                   Net (losses)
          Net asset    Net           gains on                   Dividends                    Total     Net asset
           value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period    beginning   income       realized and     investment  investment (from capital      and       end of    Total
ended     of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return/3/

Global Discovery Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    14.09       .15            (6.37)          (6.22)      (.12)        (.30)         (.42)       7.45    (45.02)
12/31/07    13.05       .17             2.07            2.24       (.16)       (1.04)        (1.20)      14.09     17.55
12/31/06    11.63       .15             1.89            2.04       (.13)        (.49)         (.62)      13.05     17.66
12/31/05    10.79       .14             1.05            1.19       (.11)        (.24)         (.35)      11.63     11.07
CLASS 2
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    14.02       .12            (6.32)          (6.20)      (.09)        (.30)         (.39)       7.43    (45.09)
12/31/07    13.00       .14             2.05            2.19       (.13)       (1.04)        (1.17)      14.02     17.22
12/31/06    11.59       .11             1.89            2.00       (.10)        (.49)         (.59)      13.00     17.41
12/31/05    10.76       .11             1.05            1.16       (.09)        (.24)         (.33)      11.59     10.80

Global Growth Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    25.15       .47            (9.50)          (9.03)      (.41)       (1.75)        (2.16)      13.96    (38.23)
12/31/07    23.44       .51             2.98            3.49       (.76)       (1.02)        (1.78)      25.15     15.16
12/31/06    19.63       .41             3.62            4.03       (.22)          --          (.22)      23.44     20.73
12/31/05    17.31       .28             2.19            2.47       (.15)          --          (.15)      19.63     14.37
CLASS 2
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    25.00       .42            (9.43)          (9.01)      (.36)       (1.75)        (2.11)      13.88    (38.39)
12/31/07    23.29       .45             2.95            3.40       (.67)       (1.02)        (1.69)      25.00     14.85
12/31/06    19.52       .36             3.59            3.95       (.18)          --          (.18)      23.29     20.43
12/31/05    17.23       .23             2.18            2.41       (.12)          --          (.12)      19.52     14.07

Global Small Capitalization Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    27.20       .19           (13.33)         (13.14)        --        (2.88)        (2.88)      11.18    (53.39)
12/31/07    24.87       .12             5.27            5.39       (.90)       (2.16)        (3.06)      27.20     21.73
12/31/06    21.29       .19             4.74            4.93       (.14)       (1.21)        (1.35)      24.87     24.35
12/31/05    17.14       .13             4.23            4.36       (.21)          --          (.21)      21.29     25.66
CLASS 2
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    26.95       .14           (13.18)         (13.04)        --        (2.88)        (2.88)      11.03    (53.52)
12/31/07    24.64       .05             5.22            5.27       (.80)       (2.16)        (2.96)      26.95     21.43
12/31/06    21.12       .14             4.70            4.84       (.11)       (1.21)        (1.32)      24.64     24.05
12/31/05    17.02       .09             4.19            4.28       (.18)          --          (.18)      21.12     25.35

                       Ratio of   Ratio of    Ratio of
                       expenses   expenses      net
          Net assets, to average to average    income
            end of    net assets net assets  (loss) to
Period    period (in    before     after      average
ended      millions)    waiver   waiver/3/  net assets/3/

Global Discovery Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/09    $   xx         xx%       xx%          xx%
12/31/08        18        .60       .55         1.33
12/31/07        35        .60       .54         1.25
12/31/06        28        .62       .56         1.19
12/31/05        22        .61       .56         1.27
CLASS 2
12/31/09    $   xx         xx%       xx%          xx%
12/31/08       131        .85       .80         1.08
12/31/07       240        .85       .79          .98
12/31/06       151        .87       .81          .94
12/31/05        89        .86       .81         1.04

Global Growth Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/09    $   xx         xx%       xx%          xx%
12/31/08       675        .55       .50         2.37
12/31/07       684        .55       .50         2.06
12/31/06       278        .58       .53         1.95
12/31/05       206        .62       .57         1.56
CLASS 2
12/31/09    $   xx         xx%       xx%          xx%
12/31/08     3,198        .80       .75         2.12
12/31/07     5,180        .80       .75         1.84
12/31/06     4,015        .83       .78         1.71
12/31/05     2,617        .87       .82         1.30

Global Small Capitalization Fund
---------------------------------------------------------------------------------------------------
CLASS 1
12/31/09    $   xx         xx%       xx%          xx%
12/31/08       306        .74       .67         1.01
12/31/07       369        .73       .66          .45
12/31/06       247        .77       .69          .82
12/31/05       231        .79       .73          .72
CLASS 2
12/31/09    $   xx         xx%       xx%          xx%
12/31/08     1,748        .99       .92          .70
12/31/07     3,975        .98       .91          .20
12/31/06     2,927       1.02       .94          .61
12/31/05     1,977       1.04       .97          .49

----
72  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                    (Loss) income from investment operations/2/      Dividends and distributions
                    ------------------------------------------  -------------------------------------

                                   Net (losses)
          Net asset    Net           gains on                   Dividends                    Total     Net asset
           value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period    beginning   income       realized and     investment  investment (from capital      and       end of    Total
ended     of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return/3/

Growth Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    67.22       .63           (27.52)         (26.89)      (.56)       (6.26)        (6.82)      33.51    (43.83)
12/31/07    64.51       .68             7.44            8.12       (.68)       (4.73)        (5.41)      67.22     12.64
12/31/06    59.36       .70             5.46            6.16       (.63)        (.38)        (1.01)      64.51     10.48
12/31/05    51.39       .46             8.00            8.46       (.49)          --          (.49)      59.36     16.50
CLASS 2
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    66.72       .50           (27.27)         (26.77)      (.42)       (6.26)        (6.68)      33.27    (43.97)
12/31/07    64.08       .50             7.39            7.89       (.52)       (4.73)        (5.25)      66.72     12.35
12/31/06    58.98       .54             5.43            5.97       (.49)        (.38)         (.87)      64.08     10.22
12/31/05    51.10       .34             7.92            8.26       (.38)          --          (.38)      58.98     16.19
CLASS 3
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    67.21       .54           (27.50)         (26.96)      (.45)       (6.26)        (6.71)      33.54    (43.93)
12/31/07    64.50       .55             7.45            8.00       (.56)       (4.73)        (5.29)      67.21     12.44
12/31/06    59.34       .59             5.46            6.05       (.51)        (.38)         (.89)      64.50     10.29
12/31/05    51.38       .37             7.98            8.35       (.39)          --          (.39)      59.34     16.28

International Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    24.81       .43            (9.88)          (9.45)      (.40)       (2.74)        (3.14)      12.22    (42.01)
12/31/07    22.01       .43             3.95            4.38       (.41)       (1.17)        (1.58)      24.81     20.30
12/31/06    18.96       .41             3.21            3.62       (.38)        (.19)         (.57)      22.01     19.33
12/31/05    15.82       .32             3.11            3.43       (.29)          --          (.29)      18.96     21.75
CLASS 2
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    24.72       .41            (9.85)          (9.44)      (.35)       (2.74)        (3.09)      12.19    (42.12)
12/31/07    21.94       .36             3.94            4.30       (.35)       (1.17)        (1.52)      24.72     20.02
12/31/06    18.92       .35             3.20            3.55       (.34)        (.19)         (.53)      21.94     18.98
12/31/05    15.79       .28             3.11            3.39       (.26)          --          (.26)      18.92     21.50
CLASS 3
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    24.80       .43            (9.90)          (9.47)      (.36)       (2.74)        (3.10)      12.23    (42.10)
12/31/07    22.00       .39             3.94            4.33       (.36)       (1.17)        (1.53)      24.80     20.10
12/31/06    18.96       .37             3.20            3.57       (.34)        (.19)         (.53)      22.00     19.07
12/31/05    15.82       .29             3.11            3.40       (.26)          --          (.26)      18.96     21.54

New World Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    25.88       .43           (10.68)         (10.25)      (.36)       (1.70)        (2.06)      13.57    (42.20)
12/31/07    21.56       .46             6.25            6.71       (.83)       (1.56)        (2.39)      25.88     32.53
12/31/06    16.67       .41             4.95            5.36       (.32)        (.15)         (.47)      21.56     32.88
12/31/05    13.96       .33             2.58            2.91       (.20)          --          (.20)      16.67     21.10
CLASS 2
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    25.69       .40           (10.62)         (10.22)      (.30)       (1.70)        (2.00)      13.47    (42.37)
12/31/07    21.40       .40             6.20            6.60       (.75)       (1.56)        (2.31)      25.69     32.21
12/31/06    16.56       .36             4.92            5.28       (.29)        (.15)         (.44)      21.40     32.59
12/31/05    13.89       .29             2.56            2.85       (.18)          --          (.18)      16.56     20.74

Blue Chip Income and Growth Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    11.53       .22            (4.22)          (4.00)      (.21)        (.65)         (.86)       6.67    (36.30)
12/31/07    11.97       .24              .07             .31       (.36)        (.39)         (.75)      11.53      2.25
12/31/06    10.91       .20             1.63            1.83       (.16)        (.61)         (.77)      11.97     17.73
12/31/05    10.26       .18              .59             .77       (.12)          --          (.12)      10.91      7.57
CLASS 2
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    11.45       .19            (4.18)          (3.99)      (.19)        (.65)         (.84)       6.62    (36.50)
12/31/07    11.87       .21              .07             .28       (.31)        (.39)         (.70)      11.45      2.03
12/31/06    10.83       .17             1.61            1.78       (.13)        (.61)         (.74)      11.87     17.42
12/31/05    10.20       .15              .58             .73       (.10)          --          (.10)      10.83      7.24

                       Ratio of   Ratio of    Ratio of
                       expenses   expenses      net
          Net assets, to average to average    income
            end of    net assets net assets  (loss) to
Period    period (in    before     after      average
ended      millions)    waiver   waiver/3/  net assets/3/

Growth Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/09    $   xx         xx%        xx%         xx%
12/31/08     4,768        .33        .30        1.23
12/31/07     5,051        .33        .30        1.00
12/31/06     3,503        .34        .31        1.14
12/31/05     3,709        .35        .32         .87
CLASS 2
12/31/09    $   xx         xx%        xx%         xx%
12/31/08    13,383        .58        .55         .95
12/31/07    25,359        .58        .55         .74
12/31/06    23,122        .59        .56         .89
12/31/05    18,343        .60        .57         .64
CLASS 3
12/31/09    $   xx         xx%        xx%         xx%
12/31/08       198        .51        .48        1.02
12/31/07       425        .51        .48         .81
12/31/06       451        .52        .49         .95
12/31/05       499        .53        .50         .69

International Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/09    $   xx         xx%        xx%         xx%
12/31/08     1,864        .52        .48        2.42
12/31/07     1,708        .52        .47        1.82
12/31/06     1,648        .54        .49        1.99
12/31/05     1,599        .57        .52        1.92
CLASS 2
12/31/09    $   xx         xx%        xx%         xx%
12/31/08     4,901        .77        .72        2.16
12/31/07     9,719        .77        .72        1.55
12/31/06     7,260        .79        .74        1.72
12/31/05     4,790        .82        .77        1.64
CLASS 3
12/31/09    $   xx         xx%        xx%         xx%
12/31/08        57        .70        .65        2.25
12/31/07       123        .70        .65        1.64
12/31/06       120        .72        .67        1.81
12/31/05       116        .75        .70        1.74

New World Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/09    $   xx         xx%        xx%         xx%
12/31/08       253        .81        .73        2.18
12/31/07       261        .82        .74        1.92
12/31/06       126        .88        .80        2.19
12/31/05        88        .92        .85        2.22
CLASS 2
12/31/09    $   xx         xx%        xx%         xx%
12/31/08     1,044       1.06        .98        1.94
12/31/07     1,875       1.07        .99        1.69
12/31/06     1,175       1.13       1.05        1.93
12/31/05       677       1.17       1.10        1.97

Blue Chip Income and Growth Fund
---------------------------------------------------------------------------------------------------
CLASS 1
12/31/09    $   xx         xx%        xx%         xx%
12/31/08       220        .43        .39        2.48
12/31/07       143        .42        .38        1.95
12/31/06       159        .43        .39        1.75
12/31/05       135        .45        .41        1.73
CLASS 2
12/31/09    $   xx         xx%        xx%         xx%
12/31/08     2,602        .68        .64        2.10
12/31/07     4,274        .67        .63        1.70
12/31/06     3,937        .68        .64        1.50
12/31/05     3,029        .70        .66        1.48

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  73
                                                                             ---


                       (Loss) income from investment operations/2/      Dividends and distributions
                       ------------------------------------------  -------------------------------------

                                      Net (losses)
             Net asset    Net           gains on                   Dividends                    Total     Net asset
              value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period       beginning   income       realized and     investment  investment (from capital      and       end of    Total
ended        of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return/3/

Global Growth and Income Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $ x.xx     $x.xx          $  x.xx         $  x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08       11.78       .28            (5.09)          (4.81)      (.22)        (.07)         (.29)       6.68    (41.06)
12/31/07       10.98       .28             1.14            1.42       (.22)        (.40)         (.62)      11.78     13.04
12/31/06/6/    10.00       .14              .91            1.05       (.07)          --          (.07)      10.98     10.49
CLASS 2
12/31/09      $ x.xx     $x.xx          $  x.xx         $  x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08       11.75       .26            (5.07)          (4.81)      (.20)        (.07)         (.27)       6.67    (41.17)
12/31/07       10.97       .25             1.13            1.38       (.20)        (.40)         (.60)      11.75     12.67
12/31/06/6/    10.00       .11              .92            1.03       (.06)          --          (.06)      10.97     10.30

Growth-Income Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $ x.xx     $x.xx          $  x.xx         $  x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08       42.52       .69           (15.91)         (15.22)      (.69)       (2.36)        (3.05)      24.25    (37.68)
12/31/07       42.43       .80             1.51            2.31       (.77)       (1.45)        (2.22)      42.52      5.32
12/31/06       38.31       .77             5.03            5.80       (.72)        (.96)        (1.68)      42.43     15.51
12/31/05       36.81       .62             1.61            2.23       (.58)        (.15)         (.73)      38.31      6.08
CLASS 2
12/31/09      $ x.xx     $x.xx          $  x.xx         $  x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08       42.26       .60           (15.80)         (15.20)      (.59)       (2.36)        (2.95)      24.11    (37.85)
12/31/07       42.19       .68             1.50            2.18       (.66)       (1.45)        (2.11)      42.26      5.04
12/31/06       38.12       .67             4.99            5.66       (.63)        (.96)        (1.59)      42.19     15.20
12/31/05       36.64       .53             1.60            2.13       (.50)        (.15)         (.65)      38.12      5.83
CLASS 3
12/31/09      $ x.xx     $x.xx          $  x.xx         $  x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08       42.51       .64           (15.90)         (15.26)      (.62)       (2.36)        (2.98)      24.27    (37.78)
12/31/07       42.42       .73             1.50            2.23       (.69)       (1.45)        (2.14)      42.51      5.12
12/31/06       38.31       .70             5.01            5.71       (.64)        (.96)        (1.60)      42.42     15.30
12/31/05       36.80       .56             1.61            2.17       (.51)        (.15)         (.66)      38.31      5.88

International Growth and Income Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $ x.xx     $x.xx          $  x.xx         $  x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08/7/    10.00       .01              .92             .93       (.01)          --          (.01)      10.92      9.28
CLASS 2
12/31/09      $ x.xx     $x.xx          $  x.xx         $  x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08/7/    10.00       .01              .92             .93       (.01)          --          (.01)      10.92      9.27

Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $ x.xx     $x.xx          $  x.xx         $  x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08       18.51       .47            (5.70)          (5.23)      (.45)        (.67)        (1.12)      12.16    (29.30)
12/31/07       18.34       .51              .75            1.26       (.45)        (.64)        (1.09)      18.51      6.82
12/31/06       16.56       .47             1.97            2.44       (.43)        (.23)         (.66)      18.34     14.96
12/31/05       15.49       .41             1.05            1.46       (.39)          --          (.39)      16.56      9.45
CLASS 2
12/31/09      $ x.xx     $x.xx          $  x.xx         $  x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08       18.39       .43            (5.66)          (5.23)      (.41)        (.67)        (1.08)      12.08    (29.51)
12/31/07       18.23       .47              .74            1.21       (.41)        (.64)        (1.05)      18.39      6.55
12/31/06       16.47       .42             1.96            2.38       (.39)        (.23)         (.62)      18.23     14.66
12/31/05       15.42       .37             1.04            1.41       (.36)          --          (.36)      16.47      9.14
CLASS 3
12/31/09      $ x.xx     $x.xx          $  x.xx         $  x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08       18.50       .44            (5.68)          (5.24)      (.42)        (.67)        (1.09)      12.17    (29.39)
12/31/07       18.34       .48              .74            1.22       (.42)        (.64)        (1.06)      18.50      6.56
12/31/06       16.56       .44             1.97            2.41       (.40)        (.23)         (.63)      18.34     14.75
12/31/05       15.49       .38             1.05            1.43       (.36)          --          (.36)      16.56      9.26

Bond Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $ x.xx     $x.xx          $  x.xx         $  x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08       11.14       .61            (1.64)          (1.03)      (.63)        (.03)         (.66)       9.45     (9.16)
12/31/07       11.64       .65             (.24)            .41       (.91)          --          (.91)      11.14      3.66
12/31/06       11.31       .63              .17             .80       (.47)          --          (.47)      11.64      7.31
12/31/05       11.57       .60             (.40)            .20       (.46)          --          (.46)      11.31      1.77
CLASS 2
12/31/09      $ x.xx     $x.xx          $  x.xx         $  x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08       11.03       .59            (1.63)          (1.04)      (.60)        (.03)         (.63)       9.36     (9.35)
12/31/07       11.53       .61             (.24)            .37       (.87)          --          (.87)      11.03      3.33
12/31/06       11.22       .60              .16             .76       (.45)          --          (.45)      11.53      6.99
12/31/05       11.48       .57             (.39)            .18       (.44)          --          (.44)      11.22      1.59

                          Ratio of   Ratio of    Ratio of
                          expenses   expenses      net
             Net assets, to average to average    income
               end of    net assets net assets  (loss) to
Period       period (in    before     after      average
ended         millions)    waiver   waiver/3/  net assets/3/

Global Growth and Income Fund
------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09       $    xx       xx%        xx%          xx%
12/31/08            95      .62        .56         3.00
12/31/07            79      .71        .58         2.37
12/31/06/6/         45      .72/5/     .65/5/      2.10/5/
CLASS 2
12/31/09       $    xx       xx%        xx%          xx%
12/31/08         1,529      .86        .81         2.73
12/31/07         1,997      .96        .83         2.11
12/31/06/6/        638      .97/5/     .90/5/      1.64/5/

Growth-Income Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/09       $    xx       xx%        xx%          xx%
12/31/08         5,034      .28        .25         2.03
12/31/07         5,618      .27        .25         1.82
12/31/06         3,759      .28        .25         1.92
12/31/05         3,825      .29        .27         1.68
CLASS 2
12/31/09       $    xx       xx%        xx%          xx%
12/31/08        13,046      .53        .50         1.75
12/31/07        23,243      .52        .50         1.57
12/31/06        22,688      .53        .50         1.67
12/31/05        17,608      .54        .52         1.44
CLASS 3
12/31/09       $    xx       xx%        xx%          xx%
12/31/08           205      .46        .43         1.83
12/31/07           405      .45        .43         1.64
12/31/06           458      .46        .43         1.74
12/31/05           471      .47        .45         1.50

International Growth and Income Fund
------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09       $    xx       xx%        xx%          xx%
12/31/08/7/         12      .09        .08          .14
CLASS 2
12/31/09       $    xx       xx%        xx%          xx%
12/31/08/7/          4      .11        .11          .05

Asset Allocation Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/09       $    xx       xx%        xx%          xx%
12/31/08         2,243      .32        .29         2.98
12/31/07         1,927      .32        .29         2.69
12/31/06         1,079      .33        .30         2.67
12/31/05           879      .35        .32         2.57
CLASS 2
12/31/09       $    xx       xx%        xx%          xx%
12/31/08         4,822      .57        .54         2.70
12/31/07         7,308      .57        .54         2.45
12/31/06         6,362      .58        .55         2.42
12/31/05         5,120      .60        .57         2.31
CLASS 3
12/31/09       $    xx       xx%        xx%          xx%
12/31/08            41      .50        .47         2.77
12/31/07            71      .50        .47         2.52
12/31/06            76      .51        .48         2.49
12/31/05            76      .53        .50         2.39

Bond Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/09       $    xx       xx%        xx%          xx%
12/31/08         2,090      .40        .36         5.84
12/31/07           436      .41        .37         5.59
12/31/06           230      .43        .39         5.54
12/31/05           182      .44        .40         5.30
CLASS 2
12/31/09       $    xx       xx%        xx%          xx%
12/31/08         3,432      .65        .61         5.53
12/31/07         4,679      .66        .62         5.34
12/31/06         3,374      .68        .64         5.29
12/31/05         2,312      .69        .65         5.06

----
74  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                            (Loss) income from investment
                                    operations/2/                   Dividends and distributions
                        -------------------------------------  -------------------------------------

                                     Net (losses)
              Net asset    Net         gains on                Dividends                    Total     Net asset
               value,   investment securities (both Total from (from net  Distributions   dividends    value,
Period        beginning   income     realized and   investment investment (from capital      and       end of    Total
ended         of period   (loss)     unrealized)    operations  income)      gains)     distributions  period   return/3/

Global Bond Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09       $ x.xx     $x.xx         $ x.xx        $ x.xx     $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08        10.83       .48           (.09)          .39      (.54)          --/8/       (.54)      10.68      3.60
12/31/07        10.18       .49            .47           .96      (.31)          --          (.31)      10.83      9.54
12/31/06/9/     10.00       .10            .15           .25      (.07)          --          (.07)      10.18      2.52
CLASS 2
12/31/09       $ x.xx     $x.xx         $ x.xx        $ x.xx     $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08        10.81       .44           (.07)          .37      (.52)          --/8/       (.52)      10.66      3.48
12/31/07        10.17       .47            .47           .94      (.30)          --          (.30)      10.81      9.23
12/31/06/10/    10.00       .06            .18           .24      (.07)          --          (.07)      10.17      1.99

High-Income Bond Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09       $ x.xx     $x.xx         $ x.xx        $ x.xx     $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08        11.65       .87          (3.64)        (2.77)     (.83)          --          (.83)       8.05    (23.74)
12/31/07        12.90       .95           (.72)          .23     (1.48)          --         (1.48)      11.65      1.62
12/31/06        12.41       .92            .37          1.29      (.80)          --          (.80)      12.90     10.89
12/31/05        12.89       .85           (.55)          .30      (.78)          --          (.78)      12.41      2.46
CLASS 2
12/31/09       $ x.xx     $x.xx         $ x.xx        $ x.xx     $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08        11.55       .84          (3.60)        (2.76)     (.80)          --          (.80)       7.99    (23.84)
12/31/07        12.79       .91           (.72)          .19     (1.43)          --         (1.43)      11.55      1.33
12/31/06        12.32       .89            .36          1.25      (.78)          --          (.78)      12.79     10.59
12/31/05        12.81       .81           (.55)          .26      (.75)          --          (.75)      12.32      2.20
CLASS 3
12/31/09       $ x.xx     $x.xx         $ x.xx        $ x.xx     $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08        11.65       .86          (3.64)        (2.78)     (.80)          --          (.80)       8.07    (23.76)
12/31/07        12.88       .92           (.72)          .20     (1.43)          --         (1.43)      11.65      1.40
12/31/06        12.39       .90            .36          1.26      (.77)          --          (.77)      12.88     10.66
12/31/05        12.87       .82           (.55)          .27      (.75)          --          (.75)      12.39      2.25

U.S. Government/AAA-Rated Securities Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09       $ x.xx     $x.xx         $ x.xx        $ x.xx     $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08        11.73       .50            .41           .91      (.35)          --          (.35)      12.29      7.84
12/31/07        11.87       .58            .20           .78      (.92)          --          (.92)      11.73      6.83
12/31/06        11.91       .55           (.10)          .45      (.49)          --          (.49)      11.87      3.95
12/31/05        12.07       .48           (.16)          .32      (.48)          --          (.48)      11.91      2.70
CLASS 2
12/31/09       $ x.xx     $x.xx         $ x.xx        $ x.xx     $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08        11.65       .47            .41           .88      (.33)          --          (.33)      12.20      7.63
12/31/07        11.79       .54            .19           .73      (.87)          --          (.87)      11.65      6.49
12/31/06        11.83       .51           (.09)          .42      (.46)          --          (.46)      11.79      3.75
12/31/05        12.00       .45           (.16)          .29      (.46)          --          (.46)      11.83      2.41
CLASS 3
12/31/09       $ x.xx     $x.xx         $ x.xx        $ x.xx     $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08        11.74       .48            .41           .89      (.33)          --          (.33)      12.30      7.66
12/31/07        11.86       .55            .20           .75      (.87)          --          (.87)      11.74      6.63
12/31/06        11.89       .52           (.09)          .43      (.46)          --          (.46)      11.86      3.80
12/31/05        12.05       .46           (.16)          .30      (.46)          --          (.46)      11.89      2.50

Cash Management Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09       $ x.xx     $x.xx         $ x.xx        $ x.xx     $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08        11.40       .24             --/8/        .24      (.20)          --          (.20)      11.44      2.15
12/31/07        11.62       .57             --/8/        .57      (.79)          --          (.79)      11.40      4.95
12/31/06        11.31       .54             --/8/        .54      (.23)          --          (.23)      11.62      4.81
12/31/05        11.09       .33             --/8/        .33      (.11)          --          (.11)      11.31      2.97
CLASS 2
12/31/09       $ x.xx     $x.xx         $ x.xx        $ x.xx     $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08        11.35       .20            .02           .22      (.19)          --          (.19)      11.38      1.90
12/31/07        11.56       .54             --/8/        .54      (.75)          --          (.75)      11.35      4.73
12/31/06        11.26       .51             --/8/        .51      (.21)          --          (.21)      11.56      4.59
12/31/05        11.05       .30             --/8/        .30      (.09)          --          (.09)      11.26      2.68
CLASS 3
12/31/09       $ x.xx     $x.xx         $ x.xx        $ x.xx     $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08        11.40       .22            .01           .23      (.19)          --          (.19)      11.44      1.99
12/31/07        11.60       .55             --/8/        .55      (.75)          --          (.75)      11.40      4.83
12/31/06        11.29       .52             --/8/        .52      (.21)          --          (.21)      11.60      4.64
12/31/05        11.07       .30             --/8/        .30      (.08)          --          (.08)      11.29      2.74

                           Ratio of   Ratio of    Ratio of
                           expenses   expenses      net
              Net assets, to average to average    income
                end of    net assets net assets  (loss) to
Period        period (in    before     after      average
ended          millions)    waiver   waiver/3/  net assets/3/

Global Bond Fund
----------------------------------------------------------------------------------
CLASS 1
12/31/09        $   xx        xx%        xx%          xx%
12/31/08           111       .59        .53         4.36
12/31/07            28       .61        .55         4.61
12/31/06/9/         12       .15        .13         1.00
CLASS 2
12/31/09        $   xx        xx%        xx%          xx%
12/31/08           802       .84        .79         4.06
12/31/07           279       .86        .80         4.41
12/31/06/10/        15       .13        .12          .60

High-Income Bond Fund
----------------------------------------------------------------------------------
CLASS 1
12/31/09        $   xx        xx%        xx%          xx%
12/31/08           340       .48        .43         8.22
12/31/07           308       .48        .44         7.41
12/31/06           293       .49        .45         7.36
12/31/05           309       .50        .46         6.76
CLASS 2
12/31/09        $   xx        xx%        xx%          xx%
12/31/08           780       .73        .68         7.92
12/31/07           996       .73        .69         7.17
12/31/06           832       .74        .70         7.12
12/31/05           590       .75        .71         6.55
CLASS 3
12/31/09        $   xx        xx%        xx%          xx%
12/31/08            18       .66        .61         7.96
12/31/07            28       .66        .62         7.21
12/31/06            34       .67        .63         7.19
12/31/05            37       .68        .64         6.58

U.S. Government/AAA-Rated Securities Fund
--------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09        $   xx        xx%        xx%          xx%
12/31/08           496       .43        .38         4.17
12/31/07           211       .46        .41         4.83
12/31/06           218       .47        .42         4.64
12/31/05           252       .47        .43         3.99
CLASS 2
12/31/09        $   xx        xx%        xx%          xx%
12/31/08         1,219       .68        .64         3.93
12/31/07           597       .71        .66         4.58
12/31/06           402       .72        .67         4.40
12/31/05           341       .72        .68         3.75
CLASS 3
12/31/09        $   xx        xx%        xx%          xx%
12/31/08            33       .61        .57         4.03
12/31/07            29       .64        .59         4.65
12/31/06            32       .65        .60         4.45
12/31/05            39       .65        .61         3.81

Cash Management Fund
---------------------------------------------------------------------------------------------------
CLASS 1
12/31/09        $   xx        xx%        xx%          xx%
12/31/08           158       .32        .29         2.07
12/31/07           112       .33        .30         4.88
12/31/06            98       .33        .30         4.74
12/31/05            75       .33        .30         2.91
CLASS 2
12/31/09        $   xx        xx%        xx%          xx%
12/31/08         1,023       .57        .54         1.73
12/31/07           452       .58        .55         4.61
12/31/06           282       .58        .55         4.52
12/31/05           153       .58        .55         2.71
CLASS 3
12/31/09        $   xx        xx%        xx%          xx%
12/31/08            25       .50        .47         1.91
12/31/07            20       .51        .48         4.70
12/31/06            18       .51        .48         4.53
12/31/05            16       .51        .48         2.70

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  75
                                                                             ---


                                                       Year ended December 31
                                                   -------------------------------
Portfolio turnover rate for all classes of shares  2009  2008  2007  2006    2005
-------------------------------------------------  ---- ----   ----  ----    ----

   Global Discovery Fund                            xx%  46%     50%   31%     53%
   Global Growth Fund                               xx   38      38    31      26
   Global Small Capitalization Fund                 xx   47      49    50      47
   Growth Fund                                      xx   26      40    35      29
   International Fund                               xx   52      41    29      40
   New World Fund                                   xx   32      34    32      26
   Blue Chip Income and Growth Fund                 xx   24      27    21      33
   Global Growth and Income Fund                    xx   36      36     8/6/   --
   Growth-Income Fund                               xx   31      24    25      20
   International Growth and Income Fund             xx   --/7/   --    --      --
   Asset Allocation Fund                            xx   36      29    38      23
   Bond Fund                                        xx   63      57    57      46
   Global Bond Fund                                 xx  118      85     7/9/   --
   High-Income Bond Fund                            xx   29      32    35      35
   U.S. Government/AAA-Rated Securities Fund        xx  108      91    76      86
   Cash Management Fund                             xx   --      --    --      --

/1/Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/Based on average shares outstanding.

/3/This column reflects the impact, if any, of certain waivers by Capital
   Research and Management Company. During some of the periods shown, Capital
   Research and Management Company reduced fees for investment advisory services.

/4/From January 16, 2004, when Class 3 shares were first issued.

/5/Annualized.

/6/From May 1, 2006, commencement of operations.

/7/From November 18, 2008, commencement of operations.

/8/Amount less than $.01.

/9/From October 4, 2006 , commencement of operations.

/10/From November 6, 2006, when Class 2 shares were first issued.

----
76  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


  [LOGO] American Funds(R)              The right choice for the long term(R)

OTHER FUND INFORMATION

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS
The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the funds' investment strategies, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS
The current SAI, as amended from time to time, contains more detailed information on all aspects of the Series, including the funds' financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the
Series' investment adviser and its affiliated companies.

The current SAI and the codes of ethics are on file with the Securities and
Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F
Street, NE, Washington, D.C. 20549-0102.

Because you cannot purchase shares of the Series directly, the Series does not maintain an Internet website. However, the current SAI and annual/semi-annual reports to shareholders may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at 800/421-4120 or writing to the Secretary at 333 South Hope Street, Los Angeles, California
90071.

                            Litho in USA   Investment Company File No. 811-3857

THE CAPITAL GROUP COMPANIES

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

<PLAINTEXT>

[LOGO] American Funds(R)              The right choice for the long term(R)

AMERICAN FUNDS
INSURANCE SERIES(R)

PROSPECTUS

Class 2 shares

May 1, 2010

                  2 Summaries
                    Global Discovery Fund
                    Global Growth Fund
                    Global Small Capitalization Fund
                    Growth Fund
                    International Fund
                    New World Fund
                    Blue Chip Income and Growth Fund
                    Global Growth and Income Fund
                    Growth-Income Fund
                    International Growth and Income Fund
                    Asset Allocation Fund
                    Bond Fund
                    Global Bond Fund
                    High-Income Bond Fund
                    U.S. Government/AAA-Rated Securities Fund
                    Cash Management Fund
                54  Investment objectives, strategies and risks
                66  Management and organization
                70  Purchases and redemptions of shares
                71  Plans of distribution
                71  Distributions and taxes
                72  Financial highlights

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE
SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR
COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


American Funds Insurance Series (the "Series") consists of 16 funds, each representing a separate, fully managed diversified portfolio of securities. The
16 funds are:

   Global Discovery Fund
   Global Growth Fund
   Global Small Capitalization Fund
   Growth Fund
   International Fund
   New World Fund
   Blue Chip Income and Growth Fund
   Global Growth and Income Fund
   Growth-Income Fund
   International Growth and Income Fund
   Asset Allocation Fund
   Bond Fund
   Global Bond Fund
   High-Income Bond Fund
   U.S. Government/AAA-Rated Securities Fund
   Cash Management Fund

Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable insurance policies (the "contracts"). Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

The Series offers three classes of fund shares: Class 1, Class 2 and Class 3 shares. This prospectus offers only Class 2 shares and is for use with the contracts that make Class 2 shares available. The board of trustees may establish additional funds and classes in the future. The investment objective(s) and policies of each fund are discussed in this prospectus. MORE
INFORMATION ON THE FUNDS IS CONTAINED IN THE SERIES' STATEMENT OF ADDITIONAL
INFORMATION.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  1
                                                                             ---


GLOBAL DISCOVERY FUND

INVESTMENT OBJECTIVE

The investment objective of the fund is long-term growth of capital. Current income is a secondary consideration.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  x.xx%
Distribution and/or service (12b-1) fees...............................  x.xx
Other expenses.........................................................  x.xx
Total annual fund operating expenses...................................  x.xx

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $xx    $xxx    $xxx     $xxx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to achieve its objective by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy.

In pursuing its investment objective, the fund invests primarily in common stocks that the investment adviser believes have the potential for growth. The fund also invests in common stocks with the potential to pay dividends. The fund may invest a significant portion of its assets in issuers based outside the United States. The fund may also invest in securities of issuers in developing countries.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

----
2   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL DISCOVERY FUND
----


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. Your investment in the fund is subject to risks, including the possibility that the prices of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad. The fund may be subject to additional risks because it invests in a more limited group of sectors and industries than the broad market.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Calendar year total returns.
(If insurance contract fees and expenses were included, results would have been lower.)

                                     [CHART]

 2003       2004        2005        2006       2007       2008      2009
------     ------      ------      ------     ------     -------   ------
37.11%     10.43%      10.80%      17.41%     17.22%     -45.09%   [to come]

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   18.31% (quarter ended June 30, 2003)
LOWEST   -24.93% (quarter ended December 31, 2008)

                                                                             ---
        GLOBAL DISCOVERY FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  3
                                                                             ---


For periods ended December 31, 2009:

      AVERAGE ANNUAL TOTAL RETURNS             1 YEAR 5 YEARS LIFETIME/1/
      -------------------------------------------------------------------

      Fund                                     xx.xx%  xx.xx%   xx.xx%
      S&P 500/2/                               xx.xx   xx.xx    xx.xx
      Lipper Multi-Cap Growth Funds Index/2/   xx.xx   xx.xx    xx.xx
      Global Service and Information Index/2/  xx.xx   xx.xx    xx.xx

/1/ Lifetime results are from July 5, 2001, the date the fund began investment operations.

/2/ The Standard & Poor's 500 Composite Index and the Global Service and
    Information Index reflect the market sectors and securities in which the fund primarily invests. The Lipper Multi-Cap Growth Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. For more information on the indexes listed above see the "Investment objectives, strategies and risks" section of the prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

PORTFOLIO COUNSELOR/SERIES TITLE  PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
(if applicable)                          IN THIS FUND            (or one of its divisions)
---------------------------------------------------------------------------------------------------------------------------

     CLAUDIA P. HUNTINGTON                  8 years              Senior Vice President - Capital Research Global Investors
     Senior Vice President
---------------------------------------------------------------------------------------------------------------------------
     GORDON CRAWFORD                        4 years              Senior Vice President - Capital Research Global Investors
---------------------------------------------------------------------------------------------------------------------------
     MARK E. DENNING                        4 years              Senior Vice President - Capital Research Global Investors

For important information about tax information and insurance company compensation, please turn to the sections titled "Tax information" and
"Payments to insurance companies and their affiliates" on page xx.

    ----
    4   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL DISCOVERY FUND
    ----


GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  x.xx%
Distribution and/or service (12b-1) fees...............................  x.xx
Other expenses.........................................................  x.xx
Total annual fund operating expenses...................................  x.xx

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $xx    $xxx    $xxx     $xxx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of companies located around the world that the investment adviser believes have the potential for growth. The fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

                                                                       ---
     GLOBAL GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  5
                                                                       ---


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Calendar year total returns.
(If insurance contract fees and expenses were included, results would have been lower.)

                                     [CHART]

  2000     2001     2002    2003    2004    2005   2006   2007   2008    2009
  ----     ----     ----    ----    ----    ----   ----   ----  ------  ------
-18.87%  -14.22%  -14.64%  35.27%  13.49%  14.07% 20.43% 14.85  -38.39%  [to come]

----
6   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL GROWTH FUND
----


The fund's highest/lowest quarterly results during this time period were:

              HIGHEST   41.03% (quarter ended December 31, 1999)
              LOWEST   -20.43% (quarter ended September 30, 2001)

For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS LIFETIME/1/
-------------------------------------------------------------------------------
Fund                                        xx.xx%  xx.xx%  xx.xx%    xx.xx%
MSCI World Index/2/                         xx.xx   xx.xx   xx.xx     xx.xx
Lipper Global Funds Index/2/                xx.xx   xx.xx   xx.xx     xx.xx

/1/ Lifetime results are from April 30, 1997, the date the fund began investment operations.

/2/ The MSCI World Index reflects the market sectors and securities in which the fund primarily invests. The Lipper Global Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. For more information on the indexes listed above see the
    "Investment objectives, strategies and risks" section of the prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

PORTFOLIO COUNSELOR/SERIES TITLE  PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
(if applicable)                          IN THIS FUND            (or one of its divisions)
-----------------------------------------------------------------------------------------------------------------

      ROBERT W. LOVELACE                   12 years              Senior Vice President - Capital World Investors
      Vice President
-----------------------------------------------------------------------------------------------------------------
      STEVEN T. WATSON                     7 years               Senior Vice President - Capital World Investors
-----------------------------------------------------------------------------------------------------------------
      PAUL A. WHITE                        5 years               Senior Vice President - Capital World Investors

For important information about tax information and insurance company compensation, please turn to the sections titled "Tax information" and
"Payments to insurance companies and their affiliates" on page xx.

                                                                       ---
     GLOBAL GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  7
                                                                       ---


GLOBAL SMALL CAPITALIZATION FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  x.xx%
Distribution and/or service (12b-1) fees...............................  x.xx
Other expenses.........................................................  x.xx
Total annual fund operating expenses...................................  x.xx

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $xx    $xxx    $xxx     $xxx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of
$3.5 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. Under normal circumstances, the fund will invest a significant portion of its assets outside the United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

----
8   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL SMALL CAPITALIZATION FUND
----


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad. Investing in smaller companies may pose additional risks as it is often more difficult to value or dispose of small company stocks, more difficult to obtain information about smaller companies, and the prices of their stocks may be more volatile than stocks of larger, more established companies. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

                                                                                ---
GLOBAL SMALL CAPITALIZATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  9
                                                                                ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Calendar year total returns.
(If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

  2000    2001     2002    2003    2004    2005    2006   2007    2008    2009
 ------  ------   ------  ------  ------  ------  ------ ------ -------  ------
-16.53% -12.85%  -19.05%  53.53%  20.88%  25.35%  24.05% 21.43% -53.52%  [to come]

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   28.90% (quarter ended December 31, 1999)
LOWEST   -31.28% (quarter ended December 31, 2008)

For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS               1 YEAR 5 YEARS 10 YEARS LIFETIME/1/
------------------------------------------------------------------------------
Fund                                       xx.xx%  xx.xx%  xx.xx%    xx.xx%
MSCI All Country World Smallcap Index/2/   xx.xx   xx.xx   xx.xx     xx.xx
S&P Global (less than)$3 Billion Index/2/  xx.xx   xx.xx   xx.xx     xx.xx
Lipper Global Small-Cap Funds Average/2/   xx.xx   xx.xx   xx.xx     xx.xx

/1/Lifetime results are from April 30, 1998, the date the fund began investment operations.

/2/The MSCI All Country World Smallcap Index and the S&P Global (less than)$3
   Billion Index reflect the market sectors and securities in which the fund primarily invests. The fund has selected the MSCI All Country World Smallcap
   Index to replace the S&P Global (less than)$3 Billion Index as its broad-based securities market index. The fund's investment adviser believes that the MSCI All Country World Smallcap Index better reflects the market sectors and securities in which the fund primarily invests than the S&P
   Global (less than)$3 Billion Index. The Lipper Global Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. For more information on the indexes listed above see the "Investment objectives, strategies and risks" section of the prospectus.

----
10  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL SMALL CAPITALIZATION FUND
----


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

PORTFOLIO COUNSELOR/SERIES TITLE  PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
(if applicable)                          IN THIS FUND            (or one of its divisions)
---------------------------------------------------------------------------------------------------------------------------

        GORDON CRAWFORD                    11 years              Senior Vice President - Capital Research Global Investors
---------------------------------------------------------------------------------------------------------------------------
        MARK E. DENNING                    11 years              Senior Vice President - Capital Research Global Investors
---------------------------------------------------------------------------------------------------------------------------
        J. BLAIR FRANK                     6 years               Senior Vice President - Capital Research Global Investors
---------------------------------------------------------------------------------------------------------------------------
        HAROLD H. LA                        1 year               Senior Vice President - Capital Research Global Investors

For important information about tax information and insurance company compensation, please turn to the sections titled "Tax information" and
"Payments to insurance companies and their affiliates" on page xx.

                                                                                ---
GLOBAL SMALL CAPITALIZATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  11
                                                                                ---


GROWTH FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  x.xx%
Distribution and/or service (12b-1) fees...............................  x.xx
Other expenses.........................................................  x.xx
Total annual fund operating expenses...................................  x.xx

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $xx    $xxx    $xxx     $xxx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

         ----
         12  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH FUND
         ----


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Calendar year total returns.
(If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

2000    2001     2002    2003    2004    2005    2006    2007     2008    2009
-----  ------  -------  ------  ------  ------  -----   -----   -------  ------
4.47%  -18.15% -24.46%  36.80%  12.50%  16.19%  10.22%  12.35%  -43.97%  [to come]

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   30.71% (quarter ended December 31, 1999)
LOWEST   -27.17% (quarter ended September 30, 2001)

                                                                             ---
                  GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  13
                                                                             ---


For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS LIFETIME/1/
-------------------------------------------------------------------------------
Fund                                        xx.xx%  xx.xx%  xx.xx%    xx.xx%
S&P 500/2/                                  xx.xx   xx.xx   xx.xx     xx.xx
Lipper Capital Appreciation Funds Index/2/  xx.xx   xx.xx   xx.xx     xx.xx
Lipper Growth Funds Index/2/                xx.xx   xx.xx   xx.xx     xx.xx

/1/ Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997, therefore, lifetime results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

/2/ The Standard & Poor's 500 Composite Index reflects the market sectors and securities in which the fund primarily invests. The Lipper Capital
    Appreciation Funds Index and the Lipper Growth Funds Index include mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. For more information on the indexes listed above see the
    "Investment objectives, strategies and risks" section of the prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

-----------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR/SERIES TITLE  PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
(if applicable)                          IN THIS FUND            (or one of its divisions)
-----------------------------------------------------------------------------------------------------------------

      DONNALISA BARNUM                      6 years              Senior Vice President - Capital World Investors
-----------------------------------------------------------------------------------------------------------------
      GREGG E. IRELAND                      3 years              Senior Vice President - Capital World Investors
-----------------------------------------------------------------------------------------------------------------
      GREGORY D. JOHNSON                    2 years              Senior Vice President - Capital World Investors
-----------------------------------------------------------------------------------------------------------------
      MICHAEL T. KERR                       4 years              Senior Vice President - Capital World Investors
-----------------------------------------------------------------------------------------------------------------
      RONALD B. MORROW                      6 years              Senior Vice President - Capital World Investors
-----------------------------------------------------------------------------------------------------------------

For important information about tax information and insurance company compensation, please turn to the sections titled "Tax information" and
"Payments to insurance companies and their affiliates" on page xx.

         ----
         14  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH FUND
         ----


INTERNATIONAL FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  x.xx%
Distribution and/or service (12b-1) fees...............................  x.xx
Other expenses.........................................................  x.xx
Total annual fund operating expenses...................................  x.xx

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $xx    $xxx    $xxx     $xxx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of companies located outside the
United States. The fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

                                                                       ---
     INTERNATIONAL FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  15
                                                                       ---


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

     ----
     16  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  INTERNATIONAL FUND
     ----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Calendar year total returns.
(If insurance contract fees and expenses were included, results would have been lower.)

                                     [CHART]

 2000     2001    2002    2003    2004    2005    2006    2007    2008    2009
------  -------  ------  ------  ------  ------  ------  ------  ------- ------
-22.06%  -19.89% -14.84%  34.85%  19.32%  21.50%  18.98%  20.02% -42.12% [to come]

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   42.33% (quarter ended December 31, 1999)
LOWEST   -20.86% (quarter ended December 31, 2008)

For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS            1 YEAR 5 YEARS 10 YEARS LIFETIME/1/
---------------------------------------------------------------------------
Fund                                    xx.xx%  xx.xx%  xx.xx%    xx.xx%
MSCI All Country World Index ex USA/2/  xx.xx   xx.xx   xx.xx     xx.xx
Lipper International Funds Index/2/     xx.xx   xx.xx   xx.xx     xx.xx

/1/ Lifetime results are from May 1, 1990, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997, therefore, lifetime results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution"
    section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

/2/ The MSCI All Country World Index ex USA reflects the market sectors and securities in which the fund primarily invests. The Lipper International
    Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. For more information on the indexes listed above see the "Investment objectives, strategies and risks"
    section of the prospectus.

                                                                             ---
           INTERNATIONAL FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  17
                                                                             ---


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

---------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR/SERIES TITLE  PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
(if applicable)                          IN THIS FUND            (or one of its divisions)
---------------------------------------------------------------------------------------------------------------------------

    SUNG LEE                                4 years              Senior Vice President - Capital Research Global Investors
    Vice President
---------------------------------------------------------------------------------------------------------------------------
    JESPER LYCKEUS                          2 years              Senior Vice President - Capital Research Global Investors
---------------------------------------------------------------------------------------------------------------------------
    CHRISTOPHER M. THOMSEN                  3 years              Senior Vice President - Capital Research Global Investors
---------------------------------------------------------------------------------------------------------------------------

For important information about tax information and insurance company compensation, please turn to the sections titled "Tax information" and
"Payments to insurance companies and their affiliates" on page xx.

     ----
     18  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  INTERNATIONAL FUND
     ----


NEW WORLD FUND

INVESTMENT OBJECTIVE

The fund's investment objective is long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  x.xx%
Distribution and/or service (12b-1) fees...............................  x.xx
Other expenses.........................................................  x.xx
Total annual fund operating expenses...................................  x.xx

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $xx    $xxx    $xxx     $xxx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser), with exposure to these countries.
Bonds rated Ba1 or BB+ or below are sometimes referred to as "junk bonds."

Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the fund may invest up to
25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the fund will consider such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.
The fund's investment adviser will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina,
Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic,
Dominican Republic, Egypt, Hungary, India, Jordan, Kazakhstan, Lebanon,
Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru, Philippines, Poland,
Russian Federation, South Africa, Thailand, Turkey, Ukraine, United Arab
Emirates and Venezuela.

                                                                     ---
       NEW WORLD FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  19
                                                                     ---


The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad. The prices of debt securities owned by the fund may be affected by changing interest rates and credit risk assessments as well as by events specifically involving the issuers of those securities.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Although all securities in the fund's portfolio may be subject to the risks described above, securities issued by entities based outside the United States may be affected to a greater extent. For instance, investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, regulatory and legal standards and practices; expropriation;
changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

       ----
       20  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  NEW WORLD FUND
       ----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Calendar year total returns.
(If insurance contract fees and expenses were included, results would have been lower.)

                                     [CHART]

  2001     2002     2003     2004     2005     2006    2007    2008    2009
 ------  ------   ------   ------   ------   ------   ------  ------  -------
-4.19%   -5.66%   39.18%   18.80%   20.74%   32.59%  32.21%  -42.37% [to come]

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   15.47% (quarter ended June 30, 2003)
LOWEST   -22.30% (quarter ended December 31, 2008)

For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS LIFETIME/1/
-------------------------------------------------------------------------------
Fund                                        xx.xx%  xx.xx%  xx.xx%    xx.xx%
MSCI All Country World Index/2/             xx.xx   xx.xx   xx.xx     xx.xx
MSCI Emerging Markets Index/2/              xx.xx   xx.xx   xx.xx     xx.xx

/1/ Lifetime results are from June 17, 1999, the date the fund began investment operations.

/2/ The MSCI All Country World Index and the MSCI Emerging Markets Index
    reflect the market sectors and securities in which the fund primarily invests. For more information on the indexes listed above see the
    "Investment objectives, strategies and risks" section of the prospectus.

                                                                             ---
               NEW WORLD FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  21
                                                                             ---


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

PORTFOLIO COUNSELOR/SERIES TITLE  PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
(if applicable)                          IN THIS FUND            (or one of its divisions)
----------------------------------------------------------------------------------------------------------------------------

      CARL M. KAWAJA                       10 years              Senior Vice President - Capital World Investors
      Vice President
----------------------------------------------------------------------------------------------------------------------------
      ROBERT W. LOVELACE                   10 years              Senior Vice President - Capital World Investors
      Vice President
----------------------------------------------------------------------------------------------------------------------------
      DAVID C. BARCLAY                     10 years              Senior Vice President - Fixed Income, Capital Research and
                                                                 Management Company

For important information about tax information and insurance company compensation, please turn to the sections titled "Tax information" and
"Payments to insurance companies and their affiliates" on page xx.

       ----
       22  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  NEW WORLD FUND
       ----


BLUE CHIP INCOME AND GROWTH FUND

INVESTMENT OBJECTIVES

The fund's investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  x.xx%
Distribution and/or service (12b-1) fees...............................  x.xx
Other expenses.........................................................  x.xx
Total annual fund operating expenses...................................  x.xx

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $xx    $xxx    $xxx     $xxx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in dividend-paying common stocks of larger, more established companies based in the United States with market capitalizations of
$4 billion and above. In seeking to provide you with a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500. The fund also will ordinarily invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United
States. The fund will invest, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

                                                                                ---
BLUE CHIP INCOME AND GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  23
                                                                                ---


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Calendar year total returns.
  (If insurance contract fees and expenses were included, results would have been lower.)

                                       [CHART]

   2002      2003      2004       2005        2006        2007     2008    2009
  -------   -------   ------     ------      ------      ------   -------  -----
  -23.07%   30.73%     9.74%      7.24%      17.42%       2.03%   -36.50%  [to come]

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   17.08% (quarter ended June 30, 2003)
LOWEST   -21.27% (quarter ended December 31, 2008)

----
24  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  BLUE CHIP INCOME AND GROWTH FUND
----


For periods ended December 31, 2009:

       AVERAGE ANNUAL TOTAL RETURNS           1 YEAR 5 YEARS LIFETIME/1/
       -----------------------------------------------------------------
       Fund                                   xx.xx% xx.xx%    xx.xx%
       S&P 500/2/                              xx.xx  xx.xx     xx.xx
       Lipper Growth & Income Funds Index/2/   xx.xx  xx.xx     xx.xx

/1/ Lifetime results are from July 5, 2001, the date the fund began investment operations.

/2/ The Standard & Poor's 500 Composite Index reflects the market sectors and securities in which the fund primarily invests. The Lipper Growth & Income
    Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. For more information on the indexes listed above see the "Investment objectives, strategies and risks"
    section of the prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

---------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR/SERIES TITLE  PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
(if applicable)                          IN THIS FUND            (or one of its divisions)
---------------------------------------------------------------------------------------------------------------------------

  JAMES K. DUNTON                           8 years              Senior Vice President - Capital Research Global Investors
  Vice Chairman of the Board
---------------------------------------------------------------------------------------------------------------------------
  C. ROSS SAPPENFIELD                       8 years              Senior Vice President - Capital Research Global Investors
  Vice President
---------------------------------------------------------------------------------------------------------------------------
  CHRISTOPHER D. BUCHBINDER                 2 years              Senior Vice President - Capital Research Global Investors
---------------------------------------------------------------------------------------------------------------------------

  JAMES B. LOVELACE                         2 years              Senior Vice President - Capital Research Global Investors
---------------------------------------------------------------------------------------------------------------------------

For important information about tax information and insurance company compensation, please turn to the sections titled "Tax information" and
"Payments to insurance companies and their affiliates" on page xx.

                                                                                ---
BLUE CHIP INCOME AND GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  25
                                                                                ---


GLOBAL GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital while providing current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  x.xx%
Distribution and/or service (12b-1) fees...............................  x.xx
Other expenses.........................................................  x.xx
Total annual fund operating expenses...................................  x.xx

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $xx    $xxx    $xxx     $xxx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of well-established companies located around the world. Under normal market circumstances the fund will invest a significant portion of its assets in securities of issuers domiciled outside the United States. The fund may also invest in issuers in developing countries.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

----
26  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL GROWTH AND INCOME FUND
----


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Calendar year total returns
(If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

                                 2007    2008      2009
                                 ----    -----     ----
                                13.04%  -41.06% [to come]

The fund's highest/lowest quarterly results during this time period were:

HIGHEST    6.72% (quarter ended June 30, 2007)
LOWEST   -20.43% (quarter ended December 31, 2008)

                                                                             ---
GLOBAL GROWTH AND INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  27
                                                                             ---


For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS     1 YEAR LIFETIME/1/
---------------------------------------------------
Fund                             xx.xx%   xx.xx%
MSCI World Index/2/              xx.xx    xx.xx
MSCI All Country World Index/2/  xx.xx    xx.xx

/1/ Lifetime results are from May 1, 2006, the date the fund began investment operations.

/2/ The MSCI World Index and the MSCI All Country World Index reflect the market sectors and securities in which the fund primarily invests. The fund has selected the MSCI World Index to replace the MSCI All Country World
    Index as its broad-based securities market index. The fund's investment adviser believes that the MSCI World Index better reflects the market sectors and securities in which the fund primarily invests than the MSCI
    All Country World Index. For more information on the indexes listed above see the "Investment objectives, strategies and risks" section of the prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

PORTFOLIO COUNSELOR/SERIES TITLE  PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
(if applicable)                          IN THIS FUND            (or one of its divisions)
-----------------------------------------------------------------------------------------------------------------

       GREGG E. IRELAND                     3 years              Senior Vice President - Capital World Investors
-----------------------------------------------------------------------------------------------------------------
       ANDREW B. SUZMAN                     Less than 1 year     Senior Vice President - Capital World Investors
-----------------------------------------------------------------------------------------------------------------
       STEVEN T. WATSON                     3 years              Senior Vice President - Capital World Investors

For important information about tax information and insurance company compensation, please turn to the sections titled "Tax information" and
"Payments to insurance companies and their affiliates" on page xx.

----
28  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL GROWTH AND INCOME FUND
----


GROWTH-INCOME FUND

INVESTMENT OBJECTIVE

The fund's investment objectives are to achieve long-term growth of capital and income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  x.xx%
Distribution and/or service (12b-1) fees...............................  x.xx
Other expenses.........................................................  x.xx
Total annual fund operating expenses...................................  x.xx

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $xx    $xxx    $xxx     $xxx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in Standard &
Poor's 500 Composite Index. The fund is designed for investors seeking both capital appreciation and income.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

                                                                       ---
     GROWTH-INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  29
                                                                       ---


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

The prices of, and the income generated by, common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency fluctuation and controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.
Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Calendar year total returns.
(If insurance contract fees and expenses were included, results would have been lower.)
                                    [CHART]

2000   2001    2002    2003    2004    2005    2006    2007      2008     2009
-----  -----  ------  ------  ------  -----   -----   -----    -------   ------
7.95%  2.56%  -18.34%  32.43%  10.37%  5.83%  15.20%   5.04%   -37.85%  [to come]

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   16.90% (quarter ended June 30, 2003)
LOWEST   -21.98% (quarter ended December 31, 2008)

----
30  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH-INCOME FUND
----


For periods ended December 31, 2009:

   AVERAGE ANNUAL TOTAL RETURNS           1 YEAR 5 YEARS 10 YEARS LIFETIME/1/
   --------------------------------------------------------------------------
   Fund                                   xx.xx%  xx.xx%  xx.xx%    xx.xx%
   S&P 500/2/                             xx.xx   xx.xx   xx.xx     xx.xx
   Lipper Growth & Income Funds Index/2/  xx.xx   xx.xx   xx.xx     xx.xx

/1/ Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997, therefore, lifetime results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

/2/ The Standard & Poor's 500 Composite Index reflects the market sectors and securities in which the fund primarily invests. The Lipper Growth & Income
    Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. For more information on the indexes listed above see the "Investment objectives, strategies and risks"
    section of the prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

---------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR/SERIES TITLE  PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
(if applicable)                          IN THIS FUND            (or one of its divisions)
---------------------------------------------------------------------------------------------------------------------------

  JAMES K. DUNTON                          25 years              Senior Vice President - Capital Research Global Investors
  Vice Chairman of the Board
---------------------------------------------------------------------------------------------------------------------------
  DONALD D. O'NEAL                         4 years               Senior Vice President - Capital Research Global Investors
  President and Trustee
---------------------------------------------------------------------------------------------------------------------------
  CLAUDIA P. HUNTINGTON                    16 years              Senior Vice President - Capital Research Global Investors
  Senior Vice President
---------------------------------------------------------------------------------------------------------------------------
  C. ROSS SAPPENFIELD                      10 years              Senior Vice President - Capital Research Global Investors
  Vice President
---------------------------------------------------------------------------------------------------------------------------
  J. BLAIR FRANK                           3 years               Senior Vice President - Capital Research Global Investors
---------------------------------------------------------------------------------------------------------------------------
  DYLAN J. YOLLES                          3 years               Senior Vice President - Capital Research Global Investors
---------------------------------------------------------------------------------------------------------------------------

For important information about tax information and insurance company compensation, please turn to the sections titled "Tax information" and
"Payments to insurance companies and their affiliates" on page xx.

                                                                       ---
     GROWTH-INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  31
                                                                       ---


INTERNATIONAL GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital while providing current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  x.xx%
Distribution and/or service (12b-1) fees...............................  x.xx
Other expenses.........................................................  x.xx
Total annual fund operating expenses...................................  x.xx

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $xx    $xxx    $xxx     $xxx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of larger, well-established companies domiciled outside of the United States, including developing countries. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United States.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund will focus on stocks of companies with strong earnings that pay dividends. We believe that these stocks will be more resistant to market declines than stocks of companies that do not pay dividends.

PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

----
32  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  INTERNATIONAL GROWTH AND INCOME FUND
----


Investments in securities issued by entities based outside of the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Calendar year total returns
(If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

  2009
 ------
[to come]

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  xx.xx% (quarter ended Month Day, Year)
LOWEST   xx.xx% (quarter ended Month Day, Year)

                                                                                    ---
INTERNATIONAL GROWTH AND INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  33
                                                                                    ---


For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS                                 1 YEAR LIFETIME/1/
-------------------------------------------------------------------------------
Fund                                                         xx.xx%   xx.xx%
MSCI World Index ex USA/2/                                   xx.xx    xx.xx
Lipper International Funds Index/2/                          xx.xx    xx.xx

/1/ Lifetime results are from November 18, 2008, the date the fund began investment operations.

/2/ The MSCI World Index ex USA reflects the market sectors and securities in which the fund primarily invests. The Lipper International Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. For more information on the indexes listed above see the "Investment objectives, strategies and risks"
    section of the prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR/SERIES TITLE  PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
(if applicable)                          IN THIS FUND            (or one of its divisions)
------------------------------------------------------------------------------------------------------------------------

        SUNG LEE                            1 year               Senior Vice President - Capital Research Global
        Vice President                                           Investors
------------------------------------------------------------------------------------------------------------------------
        JESPER LYCKEUS                      1 year               Senior Vice President - Capital Research Global
                                                                 Investors
------------------------------------------------------------------------------------------------------------------------
        DAVID M. RILEY                      1 year               Senior Vice President - Capital Research Global
                                                                 Investors
------------------------------------------------------------------------------------------------------------------------

For important information about tax information and insurance company compensation, please turn to the sections titled "Tax information" and
"Payments to insurance companies and their affiliates" on page xx.

----
34  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  INTERNATIONAL GROWTH AND INCOME FUND
----


ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with high total return
(including income and capital gains) consistent with preservation of capital over the long term.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  x.xx%
Distribution and/or service (12b-1) fees...............................  x.xx
Other expenses.........................................................  x.xx
Total annual fund operating expenses...................................  x.xx

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $xx    $xxx    $xxx     $xxx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and not included in
Standard & Poor's 500 Composite Index, and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities
(rated Ba1 or below by Moody's Investors Service and BB+ or below by Standard &
Poor's Corporation or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds."

In seeking to pursue its investment objective, the fund will vary its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund's investment adviser expects (but is not required)
to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2009, the fund was approximately xx% invested in equity securities, xx% invested in debt securities and xx% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund will vary with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities. The fund is designed for investors seeking above-average total return.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

                                                                         ---
    ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  35
                                                                         ---


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency fluctuations and controls;
different accounting, auditing, financial reporting, disclosure, regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.
Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Calendar year total returns.
(If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

2000   2001     2002    2003    2004    2005     2006    2007    2008      2009
-----  -----  -------  ------  -----   -----    -----   -----   -------   ------
4.40%  0.52%  -12.38%  21.74%  8.34%   9.14%    14.66%   6.55%  -29.51%  [to come]

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   12.15% (quarter ended June 30, 2003)
LOWEST   -16.35% (quarter ended December 31, 2008)

----
36  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  ASSET ALLOCATION FUND
----


For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS LIFETIME/1/
-------------------------------------------------------------------------------
Fund                                        xx.xx%  xx.xx%  xx.xx%    xx.xx%
Barclays Capital U.S. Aggregate Index/2/    xx.xx   xx.xx   xx.xx     xx.xx
S&P 500/2/                                  xx.xx   xx.xx   xx.xx     xx.xx
Citigroup Broad Investment-Grade (BIG)
 Bond Index/2/                              xx.xx   xx.xx   xx.xx     xx.xx

/1/ Lifetime results are from August 1, 1989, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997, therefore, lifetime results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

/2/ The Barclays Capital U.S. Aggregate Index, the Standard & Poor's 500
    Composite Index and the Citigroup Broad Investment-Grade (BIG) Bond Index
    reflect the market sectors and securities in which the fund primarily invests. For more information on the indexes listed above see the
    "Investment objectives, strategies and risks" section of the prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

PORTFOLIO COUNSELOR/SERIES TITLE  PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
(if applicable)                          IN THIS FUND            (or one of its divisions)
----------------------------------------------------------------------------------------------------------------------------

     ALAN N. BERRO                          9 years              Senior Vice President - Capital World Investors
     Senior Vice President
----------------------------------------------------------------------------------------------------------------------------
     JEFFREY T. LAGER                       2 years              Senior Vice President - Capital World Investors
----------------------------------------------------------------------------------------------------------------------------
     JAMES R. MULALLY                       3 years              Senior Vice President - Fixed Income, Capital Research and
                                                                 Management Company
----------------------------------------------------------------------------------------------------------------------------
     EUGENE P. STEIN                        1 year               Senior Vice President - Capital World Investors
----------------------------------------------------------------------------------------------------------------------------

For important information about tax information and insurance company compensation, please turn to the sections titled "Tax information" and
"Payments to insurance companies and their affiliates" on page xx.

                                                                         ---
    ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  37
                                                                         ---


BOND FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  x.xx%
Distribution and/or service (12b-1) fees...............................  x.xx
Other expenses.........................................................  x.xx
Total annual fund operating expenses...................................  x.xx

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $xx    $xxx    $xxx     $xxx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least
80% of its assets in bonds and other debt securities. The fund will invest at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents), including securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgage and other assets. The fund may invest up to 35% of its assets in debt securities (rated Ba1 or below by
Moody's Investors Service and BB+ or below by Standard & Poor's Corporation or unrated but determined by the fund's investment adviser to be of equivalent quality). Such securities are sometimes referred to as "junk bonds." The fund may invest in debt securities of issuers domiciled outside the United States.
The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

          ----
          38  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  BOND FUND
          ----


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates, by changes in the effective maturities and credit ratings of these securities, as well as by events specifically involving the issuers of those securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

Many types of debt securities, including mortgage-related securities, are subject to pre-payment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. Treasury.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Calendar year total returns.
  (If insurance contract fees and expenses were included, results would have been lower.)

                                     [CHART]

  2000    2001    2002     2003    2004    2005    2006   2007    2008   2009
  -----  -----   -----   -----   ------   -----   -----   -----  -----  ------
  4.99%   8.15%   4.05%   12.80%   5.72%   1.59%   6.99%  3.33%  -9.35%  [to come]

                                                                             ---
                    BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  39
                                                                             ---


The fund's highest/lowest quarterly results during this time period were:

               HIGHEST   5.07% (quarter ended December 31, 2002)
               LOWEST   -5.52% (quarter ended September 30, 2008)

For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS LIFETIME/1/
-------------------------------------------------------------------------------
Fund                                        xx.xx%  xx.xx%  xx.xx%    xx.xx%
Barclays Capital U.S. Aggregate Index/2/    xx.xx   xx.xx   xx.xx     xx.xx
Citigroup Broad Investment-Grade (BIG)
 Bond Index/2/                              xx.xx   xx.xx   xx.xx     xx.xx

/1/ Lifetime results are from January 2, 1996, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997, therefore, lifetime results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

/2/ The Barclays Capital U.S. Aggregate Index and the Citigroup Broad
    Investment-Grade (BIG) Bond Index reflect the market sectors and securities in which the fund primarily invests. For more information on the indexes listed above see the "Investment objectives, strategies and risks" section of the prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR/SERIES TITLE  PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
(if applicable)                          IN THIS FUND            (or one of its divisions)
----------------------------------------------------------------------------------------------------------------------------

       DAVID C. BARCLAY                    11 years              Senior Vice President - Fixed Income, Capital Research and
                                                                 Management Company
----------------------------------------------------------------------------------------------------------------------------
       MARK H. DALZELL                     4 years               Senior Vice President - Fixed Income, Capital Research and
                                                                 Management Company
----------------------------------------------------------------------------------------------------------------------------
       DAVID A. HOAG                       2 years               Senior Vice President - Fixed Income, Capital Research and
                                                                 Management Company
----------------------------------------------------------------------------------------------------------------------------
       THOMAS H. HOGH                      2 years               Senior Vice President - Fixed Income, Capital
                                                                 Research Company
----------------------------------------------------------------------------------------------------------------------------

For important information about tax information and insurance company compensation, please turn to the sections titled "Tax information" and
"Payments to insurance companies and their affiliates" on page xx.

          ----
          40  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  BOND FUND
          ----


GLOBAL BOND FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  x.xx%
Distribution and/or service (12b-1) fees...............................  x.xx
Other expenses.........................................................  x.xx
Total annual fund operating expenses...................................  x.xx

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $xx    $xxx    $xxx     $xxx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market circumstances, the fund will invest at least 80% of its assets in bonds. The fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund may invest substantially in securities of issuers domiciled outside the United States, including issuers domiciled in developing countries. Normally, the fund's debt obligations will consist substantially of investment-grade bonds (rated Baa3 or better or BBB- or better by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser). The fund may also invest in lower quality, higher yielding debt securities (rated
Ba1 or below and BB+ or below by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds." The total return of the fund will be the result of interest income, changes in the market value of the fund's investments and changes in the values of other currencies relative to the U.S. dollar.

The fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with government officials, central banks and company executives. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

                                                                      ---
      GLOBAL BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  41
                                                                      ---


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell. In addition, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

The prices of, and the income generated by, most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S.
dollar appreciates against foreign currencies, the value in U.S. dollars of the fund's securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks. These risks may be heightened in connection with investments in developing countries.

Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

      ----
      42  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL BOND FUND
      ----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Calendar year total returns
(If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

                                 2007    2008     2009
                                 ----    ----     ----
                                 9.54%   3.60%  [to come]

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   5.92% (quarter ended March 31, 2008)
LOWEST   -4.20% (quarter ended September 30, 2008)

For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS                1 YEAR LIFETIME/1/
--------------------------------------------------------------
Fund                                        xx.xx%   xx.xx%
Barclays Capital Global Aggregate Index/2/  xx.xx    xx.xx
Lipper Global Income Funds Average/2/       xx.xx    xx.xx

/1/ Lifetime results are from October 4, 2006, the date the fund began investment operations. Class 2 shares were first offered on November 6,
    2006. Results prior to that date assume a hypothetical investment in Class
    1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus.
    Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

/2/ The Barclays Capital Global Aggregate Index reflects the market sectors and securities in which the fund primarily invests. The Lipper Global Income
    Funds Average includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. For more information on the indexes listed above see the "Investment objectives, strategies and risks" section of the prospectus.

                                                                             ---
             GLOBAL BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  43
                                                                             ---


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR/SERIES TITLE  PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
(if applicable)                          IN THIS FUND            (or one of its divisions)
----------------------------------------------------------------------------------------------------------------------------

       MARK H. DALZELL                      3 years              Senior Vice President - Fixed Income, Capital Research and
                                                                 Management Company
----------------------------------------------------------------------------------------------------------------------------
       THOMAS H. HOGH                       3 years              Senior Vice President - Fixed Income, Capital Research
                                                                 Company
----------------------------------------------------------------------------------------------------------------------------
       JAMES R. MULALLY                     1 year               Senior Vice President - Fixed Income, Capital Research and
                                                                 Management Company
----------------------------------------------------------------------------------------------------------------------------

For important information about tax information and insurance company compensation, please turn to the sections titled "Tax information" and
"Payments to insurance companies and their affiliates" on page xx.

      ----
      44  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL BOND FUND
      ----


HIGH-INCOME BOND FUND

INVESTMENT OBJECTIVE

The fund's primarily investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  x.xx%
Distribution and/or service (12b-1) fees...............................  x.xx
Other expenses.........................................................  x.xx
Total annual fund operating expenses...................................  x.xx

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $xx    $xxx    $xxx     $xxx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by a nationally recognized statistical rating organization or unrated but determined by the fund's investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as "junk bonds." The fund may also invest a portion of its assets in securities of issuers domiciled outside the United States.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

                                                                         ---
    HIGH-INCOME BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  45
                                                                         ---


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.
Calendar year total returns.
(If insurance contract fees and expenses were included, results would have been lower.)

                                     [CHART]

 2000   2001    2002    2003    2004    2005    2006    2007     2008     2009
------  -----  ------  ------   -----   -----   -----   -----   -------  ------
-3.31%  7.73%  -1.83%  29.51%   9.59%   2.20%   10.59%  1.33%   -23.84%  [to come]

----
46  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  HIGH-INCOME BOND FUND
----


The fund's highest/lowest quarterly results during this time period were:

HIGHEST   10.65% (quarter ended December 31, 2002)
LOWEST   -16.05% (quarter ended December 31, 2008)

For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS                                       1 YEAR 5 YEARS 10 YEARS LIFETIME/1/
------------------------------------------------------------------------------------------------------

Fund                                                               xx.xx%  xx.xx%  xx.xx%    xx.xx%
Barclays Capital U.S. Corporate High Yield Index 2% Issuer Cap/2/  xx.xx   xx.xx   xx.xx     xx.xx
Credit Suisse High Yield Index/2/                                  xx.xx   xx.xx   xx.xx     xx.xx
Citigroup Broad Investment-Grade (BIG) Bond Index/2/               xx.xx   xx.xx   xx.xx     xx.xx
Lipper High Current Yield Bond Funds Index/2/                      xx.xx   xx.xx   xx.xx     xx.xx

/1/ Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997, therefore, lifetime results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

/2/ The Barclays Capital U.S. Corporate High Yield Index 2% Issuer Cap, the
    Credit Suisse High Yield Index and the Citigroup Broad Investment-Grade
    (BIG) Bond Index reflect the market sectors and securities in which the fund primarily invests. The fund has selected the Barclays Capital U.S.
    Corporate High Yield Index 2% Issuer Cap to replace the Credit Suisse High
    Yield Index as its broad-based securities market index. The fund's investment adviser believes that the Barclays Capital U.S. Corporate High
    Yield Index 2% Issuer Cap better reflects the market sectors and securities in which the fund primarily invests than the Credit Suisse High Yield
    Index. The Lipper High Current Yield Bond Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. For more information on the indexes listed above see the
    "Investment objectives, strategies and risks" section of the prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

PORTFOLIO COUNSELOR/SERIES TITLE  PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
(if applicable)                          IN THIS FUND            (or one of its divisions)
----------------------------------------------------------------------------------------------------------------------------

     ABNER D. GOLDSTINE                    11 years              Senior Vice President - Fixed Income, Capital Research and
     Senior Vice President                                       Management Company
----------------------------------------------------------------------------------------------------------------------------
     DAVID C. BARCLAY                      16 years              Senior Vice President - Fixed Income, Capital Research and
                                                                 Management Company
----------------------------------------------------------------------------------------------------------------------------
     MARCUS B. LINDEN                      2 years               Senior Vice President - Fixed Income, Capital Research
                                                                 Company

For important information about tax information and insurance company compensation, please turn to the sections titled "Tax information" and
"Payments to insurance companies and their affiliates" on page xx.

                                                                             ---
        HIGH-INCOME BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  47
                                                                             ---


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide a high level of current income consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  x.xx%
Distribution and/or service (12b-1) fees...............................  x.xx
Other expenses.........................................................  x.xx
Total annual fund operating expenses...................................  x.xx

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $xx    $xxx    $xxx     $xxx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund will invest at least 80% of its assets in securities that are guaranteed or sponsored by the U.S. government or debt securities that are rated Aaa by Moody's Investors Service or AAA by Standard & Poor's Corporation
or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may also invest a significant portion of its assets in securities backed by pools of mortgages. Certain of these securities may not be backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

----
48  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
----


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

While the fund invests primarily in securities that are guaranteed or sponsored by the U.S. government, these securities are subject to interest rate and prepayment risks. Interest rate risk is the risk that the market value of the fixed-income securities owned by the fund will fluctuate as interest rates go up or down. For example, as with other debt securities, the value of U.S.
government securities generally will decline when interest rates rise and increase when interest rates fall. Longer maturity securities generally have higher rates of interest but may be subject to greater price fluctuations than shorter maturity securities.

In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. This is known as prepayment risk. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

It is important to note that neither your investment in the fund nor the fund's yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Calendar year total returns.
  (If insurance contract fees and expenses were included, results would have been lower.)

                                       [CHART]

   2000   2001   2002    2003   2004    2005     2006     2007     2008    2009
  ------  -----  -----   -----  -----   -----    -----    -----    -----  ------
  11.39%  7.02%  9.15%   2.28%  3.30%   2.41%    3.75%    6.49%    7.63%  [to come]

                                                                                         ---
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  49
                                                                                         ---


The fund's highest/lowest quarterly results during this time period were:

               HIGHEST   5.12% (quarter ended December 31, 2008)
               LOWEST   -1.73% (quarter ended June 30, 2004)

For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS                          1 YEAR 5 YEARS 10 YEARS LIFETIME/1/
-----------------------------------------------------------------------------------------

Fund                                                  xx.xx%  xx.xx%  xx.xx%    xx.xx%
Citigroup Treasury/Govt. Sponsored/Mortgage Index/2/  xx.xx   xx.xx   xx.xx     xx.xx
Lipper General U.S. Government Funds Average/2/       xx.xx   xx.xx   xx.xx     xx.xx
CPI/2/                                                xx.xx   xx.xx   xx.xx     xx.xx

/1/ Lifetime results are from December 2, 1985, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997, therefore, lifetime results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

/2/ The Citigroup Treasury/Government Sponsored/Mortgage Index reflects the market sectors and securities in which the fund primarily invests. The
    Lipper General U.S. Government Funds Average includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund's results to inflation. For more information on the indexes listed above see the "Investment objectives, strategies and risks" section of the prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR/SERIES TITLE  PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
(if applicable)                          IN THIS FUND            (or one of its divisions)
--------------------------------------------------------------------------------------------------------------------------------

     JOHN H. SMET                          17 years              Senior Vice President - Fixed Income, Capital Research and
     Senior Vice President                                       Management Company
--------------------------------------------------------------------------------------------------------------------------------
     THOMAS H. HOGH                        12 years              Senior Vice President - Fixed Income, Capital Research Company
--------------------------------------------------------------------------------------------------------------------------------
     FERGUS N. MACDONALD               Less than 1 year          Vice President - Fixed Income, Capital Research Company
--------------------------------------------------------------------------------------------------------------------------------

     WESLEY K.-S. PHOA                 Less than 1 year          Vice President - Fixed Income, Capital Research Company
--------------------------------------------------------------------------------------------------------------------------------

For important information about tax information and insurance company compensation, please turn to the sections titled "Tax information" and
"Payments to insurance companies and their affiliates" on page xx.

----
50  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
----


CASH MANAGEMENT FUND

INVESTMENT OBJECTIVE

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  x.xx%
Distribution and/or service (12b-1) fees...............................  x.xx
Other expenses.........................................................  x.xx
Total annual fund operating expenses...................................  x.xx

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $xx    $xxx    $xxx     $xxx

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements.

The fund may invest in securities issued by entities domiciled outside the
United States and securities with credit and liquidity support features provided by entities domiciled outside of the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the
United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

                                                                        ---
    CASH MANAGEMENT FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  51
                                                                        ---


PRINCIPAL RISKS

THE FUND IS NOT MANAGED TO MAINTAIN A STABLE ASSET VALUE OF $1.00 PER SHARE AND
IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

The value and liquidity of the securities held by the fund may be affected by changing interest rates and by changes in credit ratings of the securities. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Some of the securities held by the fund may have credit and liquidity enhancements. Changes in the credit quality of the issuer or provider of these enhancements could cause the fund to experience a loss and may affect its share price.

Additionally, the securities held by the fund may be affected by certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.
Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Calendar year total returns.
(If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

2000    2001    2002    2003    2004    2005   2006    2007     2008    2009
----    ----    ----    ----    ----    ----   ----   -----    -----   ------
5.83%   3.43%   1.00%   0.47%   0.70%   2.68%  4.59%   4.73%    1.90%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  1.51% (quarter ended December 31, 2000)
LOWEST   0.06% (quarter ended March 31, 2004)

----
52  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  CASH MANAGEMENT FUND
----


For periods ended December 31, 2009:

        AVERAGE ANNUAL TOTAL RETURNS  1 YEAR 5 YEARS 10 YEARS LIFETIME*
        ---------------------------------------------------------------
                   Fund               xx.xx%  xx.xx%  xx.xx%    xx.xx%

* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997, therefore, lifetime results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

For important information about tax information and insurance company compensation, please turn to the sections titled "Tax information" and
"Payments to insurance companies and their affiliates" on page xx.

                                                                        ---
    CASH MANAGEMENT FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  53
                                                                        ---


TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO INSURANCE COMPANIES AND THEIR AFFILIATES

The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus
(or other offering document) for your variable insurance contract may contain additional information about these payments.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

GLOBAL DISCOVERY FUND

The investment objective of the fund is long-term growth of capital. Current income is a secondary consideration. The fund seeks to achieve its objective by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy.

In pursuing its investment objective, the fund invests primarily in common stocks that the investment adviser believes have the potential for growth. The fund also invests in common stocks with the potential to pay dividends. The fund may invest a significant portion of its assets in issuers based outside the United States. The fund may also invest in the securities of issuers in developing countries.

The fund is designed for investors seeking greater capital appreciation through investments in stocks of issuers based around the world. Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. Your investment in the fund is subject to risks, including the possibility that the prices of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad. The fund may be subject to additional risks because it invests in a more limited group of sectors and industries than the broad market.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

FUND COMPARATIVE INDEXES--Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper Multi-Cap Growth Funds
Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index (a broad-based index representing the large-cap, mid-cap and small-cap segments of the U.S. equity market). The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes. Global Service and Information Index is a subset of the unmanaged MSCI World Index, which is a free float-adjusted market capitalization-weighted index that measures the returns of companies in 23 developed countries. This subset is 70% U.S.-weighted and consists specifically of companies in the service and information industries that together represent approximately 60% of the MSCI World Index. The index is compiled by the fund's investment adviser, Capital Research and Management Company, is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

               ----
               54  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
               ----


GLOBAL GROWTH FUND

The fund's investment objective is to provide you with long-term growth of capital. The fund invests primarily in common stocks of companies located around the world that the investment adviser believes have the potential for growth. The fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets.

The fund is designed for investors seeking capital appreciation through stocks.
Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

FUND COMPARATIVE INDEXES--MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of developed markets. The index consists of 23 developed market country indexes, including the United States. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper Global
Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own
U.S. securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

GLOBAL SMALL CAPITALIZATION FUND

The fund's investment objective is to provide you with long-term growth of capital. Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase.
However, the fund's holdings of small capitalization stocks may fall below the
80% threshold due to subsequent market action. This policy is subject to change only upon 60 days' written notice to shareholders. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of $3.5 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. Under normal circumstances, the fund will invest a significant portion of its assets outside the United States.

The fund is designed for investors seeking capital appreciation through stocks.
Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad. Investing in smaller companies may pose additional risks as it is often more difficult to value or dispose of small company stocks, more difficult to obtain information about smaller companies, and the prices of their stocks may be more volatile than stocks of larger, more established companies. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other

                                                             ---
               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  55
                                                             ---


equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

FUND COMPARATIVE INDEXES--MSCI All Country World Small Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of smaller capitalization companies in both developed and emerging markets. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. This index was not in existence as of the date the fund began investment operations; therefore, lifetime results are not available. S&P Global (less than)$3 Billion Index has been used since May 2006. Cumulative returns for periods beginning before May 2006 also include results from the comparative indexes used in those periods as follows:
S&P Global (less than)$2 Billion (May 2004 to April 2006), S&P Developed
(less than)$1.5 Billion (January 2000 to April 2004), and S&P Developed
(less than)$1.2Billion (1990 to 1999). The S&P Global indexes include both developed and developing countries. The S&P Developed indexes (used prior to
May 2004) only include stocks in developed countries. Indexes are unmanaged and their results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper
Global Small-Cap Funds Average is composed of funds that invest at least 25% of their portfolios in securities with primary trading markets outside the United
States, and that limit at least 65% of their investments to companies with market capitalizations of less than $1 billion at the time of purchase. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

GROWTH FUND

The fund's investment objective is to provide you with growth of capital. The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in this prospectus and in the statement of additional information.

The fund may invest a portion of its assets in securities of issuers domiciled outside the United States and Canada and not included in Standard & Poor's 500
Composite Index. In addition to the risks described above, investments in securities issued by entities based outside the United States may be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.
Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

The fund may invest a portion of its assets in lower quality nonconvertible debt securities (rated Ba1 or below by Moody's Investors Service and BB+ or below by Standard & Poor's Corporation or unrated but determined by the fund's investment adviser to be of equivalent quality). Such securities are sometimes referred to as "junk bonds." The values of debt securities may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities generally decline when interest rates rise and increase when interest rates fall. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. In addition, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

               ----
               56  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
               ----


FUND COMPARATIVE INDEXES--Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper Capital Appreciation
Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes. Lipper Growth Funds Index is an equally weighted index of growth funds. These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

INTERNATIONAL FUND

The fund's investment objective is to provide you with long-term growth of capital.

The fund invests primarily in common stocks of companies located outside the
United States. The fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

FUND COMPARATIVE INDEXES--MSCI All Country World Index ex USA is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States. The index consists of 46 developed and emerging market country indexes. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

NEW WORLD FUND

The fund's investment objective is long-term capital appreciation. The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as "junk bonds.

Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

                                                             ---
               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  57
                                                             ---


The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the fund may invest up to
25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the fund will consider such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.
The fund's investment adviser will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina,
Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic,
Dominican Republic, Egypt, Hungary, India, Jordan, Kazakhstan, Lebanon,
Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru, Philippines, Poland,
Russian Federation, South Africa, Thailand, Turkey, Ukraine, United Arab
Emirates and Venezuela.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad. The prices of debt securities owned by the fund may be affected by changing interest rates and credit risk assessments as well as by events specifically involving the issuers of those securities. The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes;
local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Although all securities in the fund's portfolio may be subject to the risks described above, securities issued by entities based outside the United States may be affected to a greater extent. For instance, investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, regulatory and legal standards and practices; expropriation;
changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

FUND COMPARATIVE INDEXES--MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that measures equity market performance in the global developed and emerging markets, consisting of 47 developed and emerging market country indexes. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. MSCI Emerging Markets
Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets, consisting of 24 emerging market country indexes. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

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               58  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
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

BLUE CHIP INCOME AND GROWTH FUND

The fund's investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

The fund invests primarily in dividend-paying common stocks of larger, more established companies based in the United States with market capitalizations of
$4 billion and above. In seeking to provide you with a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500. The fund also will ordinarily invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United
States. The fund will invest, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

FUND COMPARATIVE INDEXES--Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper Growth & Income Funds
Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

GLOBAL GROWTH AND INCOME FUND

The fund's investment objective is to provide you with long-term growth of capital while providing current income. The fund invests primarily in common stocks of well-established companies located around the world, many of which have the potential to pay dividends. The fund invests, on a global basis, in common stocks that are denominated in U.S. dollars or other currencies. Under normal market circumstances the fund will invest a significant portion of its assets in securities of issuers domiciled outside the United States. The fund may also invest in issuers in developing countries.

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

FUND COMPARATIVE INDEXES--MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that measures equity market performance in the global developed and emerging markets, consisting of 47 developed and emerging market country indexes. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of developed markets. The index consists of
23 developed market country indexes, including the United States. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

                                                             ---
               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  59
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

GROWTH-INCOME FUND

The fund's investment objectives are to achieve long-term growth of capital and income. The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in Standard &
Poor's 500 Composite Index. The fund is designed for investors seeking both capital appreciation and income.

The prices of, and the income generated by, common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency fluctuation and controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher trans-action costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

The fund may also invest in bonds and other debt securities. The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

FUND COMPARATIVE INDEXES--Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper Growth & Income Funds
Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

INTERNATIONAL GROWTH AND INCOME FUND

The fund's investment objective is to provide you with long-term growth of capital while providing current income. The fund will pursue this objective by investing primarily in stocks of larger, well-established companies domiciled outside the United States, including developing countries. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United States. The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund will focus on stocks of companies with strong earnings that pay dividends. We believe that these stocks will be more resistant to market declines than stocks of companies that do not pay dividends.

Your investment in the fund is subject to various risks. Consequently, the fund's income may decline and/or its portfolio holdings may lose value.
Declines in dividends paid to the fund and in the values of certain stocks held by the fund could be in response to economic, political and/or social events taking place around the world. For example, increases in the prices of basic commodities, such as oil and grains, can negatively impact the values of certain companies. Further, changes in relationships among global currencies may trigger declines in the value of the fund's income and/or holdings.
Investing in securities issued by entities based outside the United States may also be affected by currency controls, different accounting and legal standards, expropriation, tax policies, greater market volatility and various administrative difficulties. These risks may be heightened in connection with investments in developing countries. The fund's investment results will depend on the ability of the fund's investment adviser to navigate these risks.

Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

FUND COMPARATIVE INDEXES--MSCI World Index ex USA is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of developed markets, excluding the United States. The index consists of 22 developed market country indexes. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper
International Funds Index is an equally weighted index of funds that invest assets

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               60  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
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

in securities with primary trading markets outside the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

ASSET ALLOCATION FUND

The fund's investment objective is to provide you with high total return
(including income and capital gains) consistent with preservation of capital over the long term.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and not included in
Standard & Poor's 500 Composite Index, and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities
(rated Ba1 or below by Moody's Investors Service and BB+ or below by Standard &
Poor's Corporation or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds."

In seeking to pursue its investment objective, the fund will vary its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund's investment adviser expects (but is not required)
to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2009, the fund was approximately xx% invested in equity securities, xx% invested in debt securities and xx% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund will vary with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities. The fund is designed for investors seeking above-average total return.

The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

The fund may also invest a portion of its assets in common stocks, bonds and other securities of issuers domiciled outside the United States. Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency fluctuations and controls; different accounting, auditing, financial reporting, disclosure, regulatory and legal standards and practices;
expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

FUND COMPARATIVE INDEXES--Barclays Capital U.S. Aggregate Index represents the
U.S. investment-grade fixed-rate bond market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Standard & Poor's
500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
Citigroup Broad Investment-Grade (BIG) Bond Index is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

BOND FUND

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities. The fund will invest at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents), including securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgage and other assets. The fund may invest up to
35% of its assets in debt securities (rated Ba1 or below by

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               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  61
                                                             ---


Moody's Investors Service and BB+ or below by Standard & Poor's Corporation or unrated but determined by the fund's investment adviser to be of equivalent quality). Such securities are sometimes referred to as "junk bonds." The fund may invest in debt securities of issuers domiciled outside the United States.
The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates, by changes in the effective maturities and credit ratings of these securities, as well as by events specifically involving the issuers of those securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

Many types of debt securities, including mortgage-related securities, are subject to pre-payment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. Treasury.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

FUND COMPARATIVE INDEXES--Barclays Capital U.S. Aggregate Index represents the
U.S. investment-grade fixed-rate bond market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Citigroup Broad
Investment-Grade (BIG) Bond Index is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

GLOBAL BOND FUND

The fund's investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management.

Under normal market circumstances, the fund will invest at least 80% of its assets in bonds. The fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund may invest substantially in securities of issuers domiciled outside the United States, including issuers domiciled in developing countries. Normally, the fund's debt obligations will consist substantially of investment-grade bonds (rated Baa3 or better or BBB- or better by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser). The fund may also invest in lower quality, higher yielding debt securities (rated
Ba1 or below and BB+ or below by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds." The total return of the fund will be the result of interest income, changes in the market value of the fund's investments and changes in the values of other currencies relative to the U.S. dollar. Generally, the fund may invest in debt securities of any maturity or duration.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower

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               62  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
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

yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell. In addition, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

The prices of, and the income generated by, most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S.
dollar appreciates against foreign currencies, the value in U.S. dollars of the fund's securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks. These risks may be heightened in connection with investments in developing countries.

Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

FUND COMPARATIVE INDEXES--Barclays Capital Global Aggregate Index represents the global investment-grade fixed-income markets. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper
Global Income Funds Average is composed of funds that invest primarily in U.S.
dollar and non-U.S. dollar debt securities located in at least three countries, one of which may be the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distribution, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

HIGH-INCOME BOND FUND

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation. The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by a nationally recognized statistical rating organization or unrated but determined by the fund's investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as "junk bonds." The fund may also invest a portion of its assets in securities of issuers domiciled outside the United States. Generally, the fund may invest in debt securities of any maturity or duration. The fund may also invest in common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks, convertible bonds and warrants, that provide an opportunity for income and/or capital appreciation.

Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell. See the appendix in this prospectus for credit rating descriptions.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and

                                                             ---
               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  63
                                                             ---


practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

FUND COMPARATIVE INDEXES--Barclays Capital U.S. Corporate High Yield Index 2%
Issuer Cap covers the universe of fixed rate, non-investment grade debt. The index limits the maximum exposure of any one issuer to 2%. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
Credit Suisse High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. This index was not in existence on the date the fund began investment operations;
therefore, lifetime results are not shown. Citigroup Broad Investment-Grade
(BIG) Bond Index is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper High Current Yield Bond Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

The fund's investment objective is to provide a high level of current income consistent with preservation of capital.

Normally, the fund will invest at least 80% of its assets in securities that are guaranteed or sponsored by the U.S. government or debt securities that are rated Aaa by Moody's Investors Service or AAA by Standard & Poor's Corporation
or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may also invest a significant portion of its assets in securities backed by pools of mortgages. Certain of these securities may not be backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer.

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

While the fund invests primarily in securities that are guaranteed or sponsored by the U.S. government, these securities are subject to interest rate and prepayment risks. Interest rate risk is the risk that the market value of the fixed-income securities owned by the fund will fluctuate as interest rates go up or down. For example, as with other debt securities, the value of U.S.
government securities generally will decline when interest rates rise and increase when interest rates fall. Longer maturity securities generally have higher rates of interest but may be subject to greater price fluctuations than shorter maturity securities.

In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. This is known as prepayment risk. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

It is important to note that neither your investment in the fund nor the fund's yield is guaranteed by the U.S. government.

FUND COMPARATIVE INDEXES--Citigroup Treasury/Government Sponsored/Mortgage
Index is a market-weighted index that includes U.S. Treasury and agency securities, as well as FNMAs, FHLMCs and GNMAs. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper General
U.S. Government Funds Average is composed of funds that invest primarily in
U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions, but do not reflect the effect of sales charges or taxes. Consumer Price Index
(CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor,
Bureau of Labor Statistics.

----
64  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


CASH MANAGEMENT FUND

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes.

The fund invests substantially in U.S. Treasury securities and other securities backed by the full faith and credit of the U.S. government, as well as securities issued by U.S. federal agencies. The fund may also invest in other high-quality money market instruments.

The fund may invest in securities issued by entities domiciled outside the
United States and securities with credit and liquidity support features provided by entities domiciled outside of the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the
United States.

The value and liquidity of the securities held by the fund may be affected by changing interest rates and by changes in credit ratings of the securities. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Some of the securities held by the fund may have credit and liquidity enhancements. Changes in the credit quality of the issuer or provider of these enhancements could cause the fund to experience a loss and may affect its share price.

Additionally, the securities held by the fund may be affected by certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.
Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The fund is not managed to maintain a stable asset value of $1.00 per share and it is possible to lose money by investing in the fund.

                                                             ---
               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  65
                                                             ---


CASH POSITION AND TEMPORARY INVESTMENTS

The funds may also hold cash or money market instruments. The percentage of each fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, a fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

FUND EXPENSES

In periods of market volatility, assets of the funds may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the annual fund operating expenses tables in this prospectus.

INVESTMENT RESULTS

All fund results in the "Investment results" section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and
Management Company is a wholly owned subsidiary of The Capital Group Companies,
Inc. and is located at 333 South Hope Street, Los Angeles, California 90071,
and 6455 Irvine Center Drive, Irvine, California 92618. Capital Research and
Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund for the previous fiscal year (or, in the case of International Growth and Income Fund, the management fee to be paid for the current fiscal year), expressed as a percentage of average net assets of that fund, appear in the Annual Fund Operating Expenses table for each fund. A more detailed description of the investment advisory and service agreement between the Series and the investment adviser is included in the Series' statement of additional information. A discussion regarding the basis for the approval of the Series' investment advisory and service agreement by the Series' board of trustees is contained in the Series' annual report to shareholders for the fiscal year ended December 31, 2008.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Capital Research and Management Company and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the funds' boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. Each fund's shareholders approved this arrangement at a meeting of shareholders on November 24, 2009. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a
Delaware statutory trust. The reorganization may be completed in 2010 or early
2011; however, the series reserves the right to delay the implementation.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the funds' portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the funds' portfolio transactions. The investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, the investment adviser does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the funds' portfolio transactions. A more detailed description of the investment adviser's policies is included in the statement of additional information.

               ----
               66  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
               ----


PORTFOLIO MANAGEMENT

The Series relies on the professional judgment of its investment adviser,
Capital Research and Management Company, to make decisions about the funds'
portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PORTFOLIO HOLDINGS

A description of the funds' policies and procedures regarding disclosure of information about their portfolio securities is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition to the portfolio counselors below, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio.
Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

The primary individual portfolio counselors for each of the funds are:

                                                           PRIMARY TITLE WITH
                                                           INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR     PORTFOLIO COUNSELOR'S ROLE      (OR AFFILIATE)
   THE SERIES/TITLE (IF           IN MANAGEMENT OF,          AND INVESTMENT
       APPLICABLE)          AND EXPERIENCE IN, THE FUND(S)     EXPERIENCE
-------------------------------------------------------------------------------

JAMES K. DUNTON             Serves as an equity portfolio  Senior Vice
VICE CHAIRMAN OF THE BOARD  counselor for: GROWTH-INCOME   President --
                            FUND -- 25 years (since the    Capital Research
                            fund's inception) BLUE CHIP    Global Investors
                            INCOME AND GROWTH FUND -- 8    Investment
                            years (since the fund's        professional for 47
                            inception)                     years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
DONALD D. O'NEAL            Serves as an equity portfolio  Senior Vice
PRESIDENT AND TRUSTEE       counselor for: GROWTH-INCOME   President --
                            FUND -- 4 years                Capital Research
                                                           Global Investors
                                                           Investment
                                                           professional for 24
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
ALAN N. BERRO               Serves as an equity portfolio  Senior Vice
SENIOR VICE PRESIDENT       counselor for: ASSET           President --
                            ALLOCATION FUND -- 9 years     Capital World
                                                           Investors
                                                           Investment
                                                           professional for 23
                                                           years in total; 18
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
ABNER D. GOLDSTINE          Serves as a fixed-income       Senior Vice
SENIOR VICE PRESIDENT       portfolio counselor for:       President -- Fixed
                            HIGH-INCOME BOND FUND -- 11    Income, Capital
                            years                          Research and
                                                           Management Company
                                                           Investment
                                                           professional for 57
                                                           years in total; 42
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
CLAUDIA P. HUNTINGTON       Serves as an equity portfolio  Senior Vice
SENIOR VICE PRESIDENT       counselor for: GROWTH-INCOME   President --
                            FUND -- 16 years (plus 5       Capital Research
                            years of prior experience as   Global Investors
                            an investment analyst for the  Investment
                            fund) GLOBAL DISCOVERY         professional for 36
                            FUND -- 8 years (since the     years in total; 34
                            fund's inception)              years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
JOHN H. SMET                Serves as a fixed-income       Senior Vice
SENIOR VICE PRESIDENT       portfolio counselor for: U.S.  President -- Fixed
                            GOVERNMENT/AAA-RATED           Income, Capital
                            SECURITIES FUND -- 17 years    Research and
                                                           Management Company
                                                           Investment
                                                           professional for 27
                                                           years in total; 26
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
CARL M. KAWAJA              Serves as an equity portfolio  Senior Vice
VICE PRESIDENT              counselor for:  NEW WORLD      President --
                            FUND -- 10 years (since the    Capital World
                            fund's inception)              Investors
                                                           Investment
                                                           professional for 21
                                                           years in total; 18
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
SUNG LEE                    Serves as an equity portfolio  Senior Vice
VICE PRESIDENT              counselor for:                 President --
                            INTERNATIONAL FUND -- 4        Capital Research
                            years INTERNATIONAL GROWTH     Global Investors
                            AND INCOME FUND -- 1 year      Investment
                            (since the fund's inception)   professional for 15
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------

                                                              ---
                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  67
                                                              ---


                                                                               PRIMARY TITLE WITH
                                                                               INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR              PORTFOLIO COUNSELOR'S ROLE IN              (OR AFFILIATE)
   THE SERIES/TITLE (IF               MANAGEMENT OF, AND EXPERIENCE              AND INVESTMENT
       APPLICABLE)                          IN, THE FUND(S)                        EXPERIENCE
---------------------------------------------------------------------------------------------------

ROBERT W. LOVELACE          Serves as an equity portfolio counselor for:       Senior Vice
VICE PRESIDENT              GLOBAL GROWTH FUND -- 12 years (since the          President --
                            fund's inception)                                  Capital World
                            NEW WORLD FUND -- 10 years (since the fund's       Investors
                            inception)                                         Investment
                                                                               professional for 24
                                                                               years, all with
                                                                               Capital Research
                                                                               and Management
                                                                               Company or affiliate
---------------------------------------------------------------------------------------------------
C. ROSS SAPPENFIELD         SERVES AS AN EQUITY PORTFOLIO COUNSELOR FOR:       Senior Vice
VICE PRESIDENT              GROWTH-INCOME FUND -- 10 years                     President --
                            BLUE CHIP INCOME AND GROWTH FUND -- 8 years        Capital Research
                            (since the fund's inception)                       Global Investors
                                                                               Investment
                                                                               professional for 17
                                                                               years, all with
                                                                               Capital Research
                                                                               and Management
                                                                               Company or affiliate
---------------------------------------------------------------------------------------------------
DAVID C. BARCLAY            Serves as a fixed-income portfolio counselor for:  Senior Vice
                            HIGH-INCOME BOND FUND -- 16 years                  President -- Fixed
                            NEW WORLD FUND -- 10 years (since the fund's       Income, Capital
                            inception)                                         Research and
                            BOND FUND -- 11 years                              Management Company
                                                                               Investment
                                                                               professional for 28
                                                                               years in total; 21
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------
DONNALISA BARNUM            Serves as an equity portfolio counselor for:       Senior Vice
                            GROWTH FUND -- 6 years                             President --
                                                                               Capital World
                                                                               Investors
                                                                               Investment
                                                                               professional for 27
                                                                               years in total; 22
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------
CHRISTOPHER D. BUCHBINDER   Serves as an equity portfolio counselor for:       Senior Vice
                            BLUE CHIP INCOME AND GROWTH FUND -- 2 years        President --
                                                                               Capital Research
                                                                               Global Investors
                                                                               Investment
                                                                               professional for 14
                                                                               years, all with
                                                                               Capital Research
                                                                               and Management
                                                                               Company or affiliate
---------------------------------------------------------------------------------------------------
GORDON CRAWFORD             Serves as an equity portfolio counselor for:       Senior Vice
                            GLOBAL SMALL CAPITALIZATION FUND --                President --
                            11 years (since the fund's inception)              Capital Research
                            GLOBAL DISCOVERY FUND -- 4 years                   Global Investors
                                                                               Investment
                                                                               professional for 38
                                                                               years, all with
                                                                               Capital Research
                                                                               and Management
                                                                               Company or affiliate
---------------------------------------------------------------------------------------------------
MARK H. DALZELL             Serves as a fixed-income portfolio counselor for:  Senior Vice
                            BOND FUND -- 4 years                               President -- Fixed
                            GLOBAL BOND FUND -- 3 years (since the fund's      Income, Capital
                            inception)                                         Research and
                                                                               Management Company
                                                                               Investment
                                                                               professional for 31
                                                                               years in total; 21
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------
MARK E. DENNING             Serves as an equity portfolio counselor for:       Senior Vice
                            GLOBAL SMALL CAPITALIZATION FUND --  11 years      President --
                            (since the fund's inception)                       Capital Research
                            GLOBAL DISCOVERY FUND -- 4 years                   Global Investors
                                                                               Investment
                                                                               professional for 27
                                                                               years, all with
                                                                               Capital Research
                                                                               and Management
                                                                               Company or affiliate
---------------------------------------------------------------------------------------------------
J. BLAIR FRANK              Serves as an equity portfolio counselor for:       Senior Vice
                            GLOBAL SMALL CAPITALIZATION FUND --  6 years       President --
                            GROWTH-INCOME FUND -- 3 years                      Capital Research
                                                                               Global Investors
                                                                               Investment
                                                                               professional for 16
                                                                               years in total; 15
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------
DAVID A. HOAG               Serves as a fixed-income portfolio counselor for:  Senior Vice
                            BOND FUND -- 2 years                               President -- Fixed
                                                                               Income, Capital
                                                                               Research and
                                                                               Management Company
                                                                               Investment
                                                                               professional for 21
                                                                               years in total; 18
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------
THOMAS H. HOGH              Serves as a fixed-income portfolio counselor for:  Senior Vice
                            GLOBAL BOND FUND -- 3 years (since the fund's      President -- Fixed
                            inception)                                         Income, Capital
                            U.S. GOVERNMENT/AAA-RATED SECURITIES               Research Company
                            FUND -- 12 years                                   Investment
                            BOND FUND -- 2 years                               professional for 22
                                                                               years in total; 19
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------
GREGG E. IRELAND            Serves as an equity portfolio counselor for:       Senior Vice
                            GLOBAL GROWTH AND INCOME FUND -- 3 years           President --
                            (since the fund's inception)                       Capital World
                            GROWTH FUND -- 3 years                             Investors
                                                                               Investment
                                                                               professional for 37
                                                                               years, all with
                                                                               Capital Research
                                                                               and Management
                                                                               Company or affiliate
---------------------------------------------------------------------------------------------------
GREGORY D. JOHNSON          Serves as an equity portfolio counselor for:       Senior Vice
                            GROWTH FUND -- 2 years                             President --
                                                                               Capital World
                                                                               Investors
                                                                               Investment
                                                                               professional for 15
                                                                               years, all with
                                                                               Capital Research
                                                                               and Management
                                                                               Company or affiliate
---------------------------------------------------------------------------------------------------
MICHAEL T. KERR             Serves as an equity portfolio counselor for:       Senior Vice
                            GROWTH FUND -- 4 years                             President --
                                                                               Capital World
                                                                               Investors
                                                                               Investment
                                                                               professional for 25
                                                                               years in total; 23
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------

               ----
               68  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
               ----


                                                           PRIMARY TITLE WITH
                                                           INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR     PORTFOLIO COUNSELOR'S ROLE      (OR AFFILIATE)
   THE SERIES/TITLE (IF           IN MANAGEMENT OF,          AND INVESTMENT
       APPLICABLE)          AND EXPERIENCE IN, THE FUND(S)     EXPERIENCE
-------------------------------------------------------------------------------

HAROLD H. LA                Serves as an equity portfolio  Senior Vice
                            counselor for: GLOBAL SMALL    President --
                            CAPITALIZATION FUND -- 1 year  Capital Research
                                                           Global Investors
                                                           Investment
                                                           professional for 11
                                                           years in total; 10
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
JEFFREY T. LAGER            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            ASSET ALLOCATION FUND -- 2     Capital World
                            years                          Investors
                                                           Investment
                                                           professional for 14
                                                           years in total; 13
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
MARCUS B. LINDEN            Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            HIGH-INCOME BOND FUND -- 2     Income, Capital
                            years                          Research Company
                                                           Investment
                                                           professional for 14
                                                           years in total; 13
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
JAMES B. LOVELACE           Serves as an equity portfolio  Senior Vice
                            counselor for: BLUE CHIP       President --
                            INCOME AND GROWTH FUND -- 2    Capital Research
                            years                          Global Investors
                                                           Investment
                                                           professional for 27
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
JESPER LYCKEUS              Serves as an equity portfolio  Senior Vice
                            counselor for: INTERNATIONAL   President --
                            FUND -- 2 years (plus 8 years  Capital Research
                            of prior experience as an      Global Investors
                            investment analyst for the     Investment
                            fund) INTERNATIONAL GROWTH     professional for 14
                            AND INCOME FUND -- 1 year      years in total; 13
                            (since the fund's inception)   years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
FERGUS N. MACDONALD         Serves as a fixed-income       Vice President,
                            portfolio counselor for:       Fixed-Income,
                            U.S. GOVERNMENT/AAA-RATED      Capital Research
                            SECURITIES FUND -- Less than   Company
                            1 year                         Investment
                                                           professional for 17
                                                           years in total; 6
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
RONALD B. MORROW            SERVES AS AN EQUITY PORTFOLIO  Senior Vice
                            COUNSELOR FOR:                 President --
                            GROWTH FUND -- 6 years (plus   Capital World
                            6 years of prior experience    Investors
                            as an investment analyst for   Investment
                            the fund)                      professional for 40
                                                           years in total; 11
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
JAMES R. MULALLY            SERVES AS A FIXED-INCOME       Senior Vice
                            PORTFOLIO COUNSELOR FOR:       President -- Fixed
                            ASSET ALLOCATION FUND -- 3     Income, Capital
                            years                          Research and
                            GLOBAL BOND FUND -- 1 year     Management Company
                                                           Investment
                                                           professional for 33
                                                           years in total; 29
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
WESLEY K.-S. PHOA           Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President,
                            U.S. GOVERNMENT/AAA-RATED      Fixed-Income,
                            SECURITIES FUND -- Less than   Capital Research
                            1 year                         Company
                                                           Investment
                                                           professional for 16
                                                           years in total; 11
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
DAVID M. RILEY              SERVES AS AN EQUITY PORTFOLIO  Senior Vice
                            COUNSELOR FOR:                 President --
                            INTERNATIONAL GROWTH AND       Capital Research
                            INCOME FUND -- 1 year (since   Global Investors
                            the fund's inception)          Investment
                                                           professional for 15
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company
-------------------------------------------------------------------------------
EUGENE P. STEIN             Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            ASSET ALLOCATION FUND -- 1     Capital World
                            year                           Investors
                                                           Investment
                                                           professional for 38
                                                           years in total; 37
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
ANDREW B. SUZMAN            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GLOBAL GROWTH AND INCOME       Capital World
                            FUND -- less than 1 year       Investors
                                                           Investment
                                                           professional for 16
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
CHRISTOPHER M. THOMSEN      SERVES AS AN EQUITY PORTFOLIO  Senior Vice
                            COUNSELOR FOR:                 President --
                            INTERNATIONAL FUND -- 3 years  Capital Research
                                                           Global Investors
                                                           Investment
                                                           professional for 12
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
STEVEN T. WATSON            SERVES AS AN EQUITY PORTFOLIO  Senior Vice
                            COUNSELOR FOR:                 President --
                            GLOBAL GROWTH FUND -- 7 years  Capital World
                            (plus 4 years of prior         Investors
                            experience as an investment    Investment
                            analyst for the fund) GLOBAL   professional for 22
                            GROWTH AND INCOME              years in total; 19
                            FUND --3 years (since the      years with Capital
                            fund's inception)              Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------

                                                             ---
               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  69
                                                             ---


                                                          PRIMARY TITLE WITH
PORTFOLIO COUNSELOR FOR   PORTFOLIO COUNSELOR'S ROLE          INVESTMENT
  THE SERIES/TITLE (IF      IN MANAGEMENT OF, AND       ADVISER (OR AFFILIATE)
      APPLICABLE)         EXPERIENCE IN, THE FUND(S)  AND INVESTMENT EXPERIENCE
---------------------------------------------------------------------------------

PAUL A. WHITE             SERVES AS AN EQUITY         Senior Vice President --
                          PORTFOLIO COUNSELOR FOR:    Capital World Investors
                          GLOBAL GROWTH FUND -- 5     Investment professional
                          years (plus 5 years of      for 21 years in total; 10
                          prior experience as an      years with Capital
                          investment analyst for the  Research and Management
                          fund)                       Company or affiliate
---------------------------------------------------------------------------------
DYLAN J. YOLLES           Serves as an equity         Senior Vice President --
                          portfolio counselor for:    Capital Research Global
                          GROWTH-INCOME FUND -- 3     Investors
                          years                       Investment professional
                                                      for 12 years in total; 9
                                                      years with Capital
                                                      Research and Management
                                                      Company or affiliate

Additional information regarding the portfolio counselors' compensation, holdings in other accounts and ownership of securities in American Funds
Insurance Series can be found in the statement of additional information.

PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called "feeder funds" under master-feeder arrangements sponsored by insurance companies. All such shares may be purchased or redeemed by the separate accounts (or feeder funds) at net asset value without any sales or redemption charges. Such purchases and redemptions are made promptly after corresponding purchases and redemptions of units of the separate accounts (or feeder funds).

FREQUENT TRADING OF FUND SHARES

The Series and American Funds Distributors, Inc., the Series' distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds' portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American
Funds Distributors, Inc. has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized.
American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the Series' broad ability to restrict potentially harmful trading as described previously, the Series' board of trustees has adopted a
"purchase blocking policy" under which any contract owner redeeming units representing a beneficial interest in any fund other than Cash Management Fund
(including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction)
for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the contract owner's account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, where the entity maintaining the contract owner's account is able to identify the transaction as one of these types of transactions.

The Series reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company may work with the insurance company separate accounts to apply their procedures which American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account and request that the separate account either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service Company is not satisfied that insurance company separate account has taken appropriate action, American Funds
Service Company may terminate the separate account's ability to transact in fund shares.

               ----
               70  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
               ----


There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE SERIES' SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING
POLICY, ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE SERIES' AND
AMERICAN FUNDS DISTRIBUTORS, INC.'S RIGHT TO RESTRICT POTENTIALLY ABUSIVE
TRADING GENERALLY (INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT
WILL NOT BE PREVENTED OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY).
SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW
AMERICAN FUNDS SERVICE COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING
ACTIVITY IN THE SERIES.

VALUING SHARES

Each fund calculates its share price, also called net asset value, each day the
New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the securities in the funds' portfolios that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

Because certain of the funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the funds do not price their shares, the value of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company.

PLANS OF DISTRIBUTION

The Series has adopted plans of distribution or "12b-1 plans" for Class 2 and
Class 3 shares. Under these plans, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series' board of trustees. The plans provide for annual expenses of .25% for Class 2 shares and .18% for Class 3 shares. For these share classes, amounts paid under the 12b-1 plans are used by insurance company contract issuers to cover the expenses of certain contract owner services. The
12b-1 fees paid by the Series, as a percentage of average net assets, for the previous fiscal year, are indicated above in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of the Series' assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

DISTRIBUTIONS AND TAXES

Each fund of the Series intends to qualify as a "regulated investment company"
under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

                                                             ---
               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  71
                                                             ---


FINANCIAL HIGHLIGHTS/1/

The Financial Highlights table is intended to help you understand the funds'
results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers
LLP, whose report, along with the funds' financial statements, is included in the statement of additional information, which is available upon request.
Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

                    (Loss) income from investment operations/2/      Dividends and distributions
                    ------------------------------------------  -------------------------------------

                                   Net (losses)
          Net asset    Net           gains on                   Dividends                    Total     Net asset
           value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period    beginning   income       realized and     investment  investment (from capital      and       end of    Total
ended     of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return/3/

Global Discovery Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    14.09       .15            (6.37)          (6.22)      (.12)        (.30)         (.42)       7.45    (45.02)
12/31/07    13.05       .17             2.07            2.24       (.16)       (1.04)        (1.20)      14.09     17.55
12/31/06    11.63       .15             1.89            2.04       (.13)        (.49)         (.62)      13.05     17.66
12/31/05    10.79       .14             1.05            1.19       (.11)        (.24)         (.35)      11.63     11.07
CLASS 2
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    14.02       .12            (6.32)          (6.20)      (.09)        (.30)         (.39)       7.43    (45.09)
12/31/07    13.00       .14             2.05            2.19       (.13)       (1.04)        (1.17)      14.02     17.22
12/31/06    11.59       .11             1.89            2.00       (.10)        (.49)         (.59)      13.00     17.41
12/31/05    10.76       .11             1.05            1.16       (.09)        (.24)         (.33)      11.59     10.80

Global Growth Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    25.15       .47            (9.50)          (9.03)      (.41)       (1.75)        (2.16)      13.96    (38.23)
12/31/07    23.44       .51             2.98            3.49       (.76)       (1.02)        (1.78)      25.15     15.16
12/31/06    19.63       .41             3.62            4.03       (.22)          --          (.22)      23.44     20.73
12/31/05    17.31       .28             2.19            2.47       (.15)          --          (.15)      19.63     14.37
CLASS 2
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    25.00       .42            (9.43)          (9.01)      (.36)       (1.75)        (2.11)      13.88    (38.39)
12/31/07    23.29       .45             2.95            3.40       (.67)       (1.02)        (1.69)      25.00     14.85
12/31/06    19.52       .36             3.59            3.95       (.18)          --          (.18)      23.29     20.43
12/31/05    17.23       .23             2.18            2.41       (.12)          --          (.12)      19.52     14.07

Global Small Capitalization Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    27.20       .19           (13.33)         (13.14)        --        (2.88)        (2.88)      11.18    (53.39)
12/31/07    24.87       .12             5.27            5.39       (.90)       (2.16)        (3.06)      27.20     21.73
12/31/06    21.29       .19             4.74            4.93       (.14)       (1.21)        (1.35)      24.87     24.35
12/31/05    17.14       .13             4.23            4.36       (.21)          --          (.21)      21.29     25.66
CLASS 2
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    26.95       .14           (13.18)         (13.04)        --        (2.88)        (2.88)      11.03    (53.52)
12/31/07    24.64       .05             5.22            5.27       (.80)       (2.16)        (2.96)      26.95     21.43
12/31/06    21.12       .14             4.70            4.84       (.11)       (1.21)        (1.32)      24.64     24.05
12/31/05    17.02       .09             4.19            4.28       (.18)          --          (.18)      21.12     25.35

                       Ratio of   Ratio of    Ratio of
                       expenses   expenses      net
          Net assets, to average to average    income
            end of    net assets net assets  (loss) to
Period    period (in    before     after      average
ended      millions)    waiver   waiver/3/  net assets/3/

Global Discovery Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/09    $   xx         xx%       xx%          xx%
12/31/08        18        .60       .55         1.33
12/31/07        35        .60       .54         1.25
12/31/06        28        .62       .56         1.19
12/31/05        22        .61       .56         1.27
CLASS 2
12/31/09    $   xx         xx%       xx%          xx%
12/31/08       131        .85       .80         1.08
12/31/07       240        .85       .79          .98
12/31/06       151        .87       .81          .94
12/31/05        89        .86       .81         1.04

Global Growth Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/09    $   xx         xx%       xx%          xx%
12/31/08       675        .55       .50         2.37
12/31/07       684        .55       .50         2.06
12/31/06       278        .58       .53         1.95
12/31/05       206        .62       .57         1.56
CLASS 2
12/31/09    $   xx         xx%       xx%          xx%
12/31/08     3,198        .80       .75         2.12
12/31/07     5,180        .80       .75         1.84
12/31/06     4,015        .83       .78         1.71
12/31/05     2,617        .87       .82         1.30

Global Small Capitalization Fund
---------------------------------------------------------------------------------------------------
CLASS 1
12/31/09    $   xx         xx%       xx%          xx%
12/31/08       306        .74       .67         1.01
12/31/07       369        .73       .66          .45
12/31/06       247        .77       .69          .82
12/31/05       231        .79       .73          .72
CLASS 2
12/31/09    $   xx         xx%       xx%          xx%
12/31/08     1,748        .99       .92          .70
12/31/07     3,975        .98       .91          .20
12/31/06     2,927       1.02       .94          .61
12/31/05     1,977       1.04       .97          .49

               ----
               72  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
               ----


                    (Loss) income from investment operations/2/      Dividends and distributions
                    ------------------------------------------  -------------------------------------

                                   Net (losses)
          Net asset    Net           gains on                   Dividends                    Total     Net asset
           value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period    beginning   income       realized and     investment  investment (from capital      and       end of    Total
ended     of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return/3/

Growth Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    67.22       .63           (27.52)         (26.89)      (.56)       (6.26)        (6.82)      33.51    (43.83)
12/31/07    64.51       .68             7.44            8.12       (.68)       (4.73)        (5.41)      67.22     12.64
12/31/06    59.36       .70             5.46            6.16       (.63)        (.38)        (1.01)      64.51     10.48
12/31/05    51.39       .46             8.00            8.46       (.49)          --          (.49)      59.36     16.50
CLASS 2
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    66.72       .50           (27.27)         (26.77)      (.42)       (6.26)        (6.68)      33.27    (43.97)
12/31/07    64.08       .50             7.39            7.89       (.52)       (4.73)        (5.25)      66.72     12.35
12/31/06    58.98       .54             5.43            5.97       (.49)        (.38)         (.87)      64.08     10.22
12/31/05    51.10       .34             7.92            8.26       (.38)          --          (.38)      58.98     16.19
CLASS 3
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    67.21       .54           (27.50)         (26.96)      (.45)       (6.26)        (6.71)      33.54    (43.93)
12/31/07    64.50       .55             7.45            8.00       (.56)       (4.73)        (5.29)      67.21     12.44
12/31/06    59.34       .59             5.46            6.05       (.51)        (.38)         (.89)      64.50     10.29
12/31/05    51.38       .37             7.98            8.35       (.39)          --          (.39)      59.34     16.28

International Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    24.81       .43            (9.88)          (9.45)      (.40)       (2.74)        (3.14)      12.22    (42.01)
12/31/07    22.01       .43             3.95            4.38       (.41)       (1.17)        (1.58)      24.81     20.30
12/31/06    18.96       .41             3.21            3.62       (.38)        (.19)         (.57)      22.01     19.33
12/31/05    15.82       .32             3.11            3.43       (.29)          --          (.29)      18.96     21.75
CLASS 2
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    24.72       .41            (9.85)          (9.44)      (.35)       (2.74)        (3.09)      12.19    (42.12)
12/31/07    21.94       .36             3.94            4.30       (.35)       (1.17)        (1.52)      24.72     20.02
12/31/06    18.92       .35             3.20            3.55       (.34)        (.19)         (.53)      21.94     18.98
12/31/05    15.79       .28             3.11            3.39       (.26)          --          (.26)      18.92     21.50
CLASS 3
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    24.80       .43            (9.90)          (9.47)      (.36)       (2.74)        (3.10)      12.23    (42.10)
12/31/07    22.00       .39             3.94            4.33       (.36)       (1.17)        (1.53)      24.80     20.10
12/31/06    18.96       .37             3.20            3.57       (.34)        (.19)         (.53)      22.00     19.07
12/31/05    15.82       .29             3.11            3.40       (.26)          --          (.26)      18.96     21.54

New World Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    25.88       .43           (10.68)         (10.25)      (.36)       (1.70)        (2.06)      13.57    (42.20)
12/31/07    21.56       .46             6.25            6.71       (.83)       (1.56)        (2.39)      25.88     32.53
12/31/06    16.67       .41             4.95            5.36       (.32)        (.15)         (.47)      21.56     32.88
12/31/05    13.96       .33             2.58            2.91       (.20)          --          (.20)      16.67     21.10
CLASS 2
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    25.69       .40           (10.62)         (10.22)      (.30)       (1.70)        (2.00)      13.47    (42.37)
12/31/07    21.40       .40             6.20            6.60       (.75)       (1.56)        (2.31)      25.69     32.21
12/31/06    16.56       .36             4.92            5.28       (.29)        (.15)         (.44)      21.40     32.59
12/31/05    13.89       .29             2.56            2.85       (.18)          --          (.18)      16.56     20.74

Blue Chip Income and Growth Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    11.53       .22            (4.22)          (4.00)      (.21)        (.65)         (.86)       6.67    (36.30)
12/31/07    11.97       .24              .07             .31       (.36)        (.39)         (.75)      11.53      2.25
12/31/06    10.91       .20             1.63            1.83       (.16)        (.61)         (.77)      11.97     17.73
12/31/05    10.26       .18              .59             .77       (.12)          --          (.12)      10.91      7.57
CLASS 2
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    11.45       .19            (4.18)          (3.99)      (.19)        (.65)         (.84)       6.62    (36.50)
12/31/07    11.87       .21              .07             .28       (.31)        (.39)         (.70)      11.45      2.03
12/31/06    10.83       .17             1.61            1.78       (.13)        (.61)         (.74)      11.87     17.42
12/31/05    10.20       .15              .58             .73       (.10)          --          (.10)      10.83      7.24

                       Ratio of   Ratio of    Ratio of
                       expenses   expenses      net
          Net assets, to average to average    income
            end of    net assets net assets  (loss) to
Period    period (in    before     after      average
ended      millions)    waiver   waiver/3/  net assets/3/

Growth Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/09    $   xx         xx%        xx%         xx%
12/31/08     4,768        .33        .30        1.23
12/31/07     5,051        .33        .30        1.00
12/31/06     3,503        .34        .31        1.14
12/31/05     3,709        .35        .32         .87
CLASS 2
12/31/09    $   xx         xx%        xx%         xx%
12/31/08    13,383        .58        .55         .95
12/31/07    25,359        .58        .55         .74
12/31/06    23,122        .59        .56         .89
12/31/05    18,343        .60        .57         .64
CLASS 3
12/31/09    $   xx         xx%        xx%         xx%
12/31/08       198        .51        .48        1.02
12/31/07       425        .51        .48         .81
12/31/06       451        .52        .49         .95
12/31/05       499        .53        .50         .69

International Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/09    $   xx         xx%        xx%         xx%
12/31/08     1,864        .52        .48        2.42
12/31/07     1,708        .52        .47        1.82
12/31/06     1,648        .54        .49        1.99
12/31/05     1,599        .57        .52        1.92
CLASS 2
12/31/09    $   xx         xx%        xx%         xx%
12/31/08     4,901        .77        .72        2.16
12/31/07     9,719        .77        .72        1.55
12/31/06     7,260        .79        .74        1.72
12/31/05     4,790        .82        .77        1.64
CLASS 3
12/31/09    $   xx         xx%        xx%         xx%
12/31/08        57        .70        .65        2.25
12/31/07       123        .70        .65        1.64
12/31/06       120        .72        .67        1.81
12/31/05       116        .75        .70        1.74

New World Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/09    $   xx         xx%        xx%         xx%
12/31/08       253        .81        .73        2.18
12/31/07       261        .82        .74        1.92
12/31/06       126        .88        .80        2.19
12/31/05        88        .92        .85        2.22
CLASS 2
12/31/09    $   xx         xx%        xx%         xx%
12/31/08     1,044       1.06        .98        1.94
12/31/07     1,875       1.07        .99        1.69
12/31/06     1,175       1.13       1.05        1.93
12/31/05       677       1.17       1.10        1.97

Blue Chip Income and Growth Fund
---------------------------------------------------------------------------------------------------
CLASS 1
12/31/09    $   xx         xx%        xx%         xx%
12/31/08       220        .43        .39        2.48
12/31/07       143        .42        .38        1.95
12/31/06       159        .43        .39        1.75
12/31/05       135        .45        .41        1.73
CLASS 2
12/31/09    $   xx         xx%        xx%         xx%
12/31/08     2,602        .68        .64        2.10
12/31/07     4,274        .67        .63        1.70
12/31/06     3,937        .68        .64        1.50
12/31/05     3,029        .70        .66        1.48

                                                             ---
               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  73
                                                             ---


                       (Loss) income from investment operations/2/      Dividends and distributions
                       ------------------------------------------  -------------------------------------

                                      Net (losses)
             Net asset    Net           gains on                   Dividends                    Total     Net asset
              value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period       beginning   income       realized and     investment  investment (from capital      and       end of    Total
ended        of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return/3/

Global Growth and Income Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $ x.xx     $x.xx          $  x.xx         $  x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08       11.78       .28            (5.09)          (4.81)      (.22)        (.07)         (.29)       6.68    (41.06)
12/31/07       10.98       .28             1.14            1.42       (.22)        (.40)         (.62)      11.78     13.04
12/31/06/6/    10.00       .14              .91            1.05       (.07)          --          (.07)      10.98     10.49
CLASS 2
12/31/09      $ x.xx     $x.xx          $  x.xx         $  x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08       11.75       .26            (5.07)          (4.81)      (.20)        (.07)         (.27)       6.67    (41.17)
12/31/07       10.97       .25             1.13            1.38       (.20)        (.40)         (.60)      11.75     12.67
12/31/06/6/    10.00       .11              .92            1.03       (.06)          --          (.06)      10.97     10.30

Growth-Income Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $ x.xx     $x.xx          $  x.xx         $  x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08       42.52       .69           (15.91)         (15.22)      (.69)       (2.36)        (3.05)      24.25    (37.68)
12/31/07       42.43       .80             1.51            2.31       (.77)       (1.45)        (2.22)      42.52      5.32
12/31/06       38.31       .77             5.03            5.80       (.72)        (.96)        (1.68)      42.43     15.51
12/31/05       36.81       .62             1.61            2.23       (.58)        (.15)         (.73)      38.31      6.08
CLASS 2
12/31/09      $ x.xx     $x.xx          $  x.xx         $  x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08       42.26       .60           (15.80)         (15.20)      (.59)       (2.36)        (2.95)      24.11    (37.85)
12/31/07       42.19       .68             1.50            2.18       (.66)       (1.45)        (2.11)      42.26      5.04
12/31/06       38.12       .67             4.99            5.66       (.63)        (.96)        (1.59)      42.19     15.20
12/31/05       36.64       .53             1.60            2.13       (.50)        (.15)         (.65)      38.12      5.83
CLASS 3
12/31/09      $ x.xx     $x.xx          $  x.xx         $  x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08       42.51       .64           (15.90)         (15.26)      (.62)       (2.36)        (2.98)      24.27    (37.78)
12/31/07       42.42       .73             1.50            2.23       (.69)       (1.45)        (2.14)      42.51      5.12
12/31/06       38.31       .70             5.01            5.71       (.64)        (.96)        (1.60)      42.42     15.30
12/31/05       36.80       .56             1.61            2.17       (.51)        (.15)         (.66)      38.31      5.88

International Growth and Income Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $ x.xx     $x.xx          $  x.xx         $  x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08/7/    10.00       .01              .92             .93       (.01)          --          (.01)      10.92      9.28
CLASS 2
12/31/09      $ x.xx     $x.xx          $  x.xx         $  x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08/7/    10.00       .01              .92             .93       (.01)          --          (.01)      10.92      9.27

Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $ x.xx     $x.xx          $  x.xx         $  x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08       18.51       .47            (5.70)          (5.23)      (.45)        (.67)        (1.12)      12.16    (29.30)
12/31/07       18.34       .51              .75            1.26       (.45)        (.64)        (1.09)      18.51      6.82
12/31/06       16.56       .47             1.97            2.44       (.43)        (.23)         (.66)      18.34     14.96
12/31/05       15.49       .41             1.05            1.46       (.39)          --          (.39)      16.56      9.45
CLASS 2
12/31/09      $ x.xx     $x.xx          $  x.xx         $  x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08       18.39       .43            (5.66)          (5.23)      (.41)        (.67)        (1.08)      12.08    (29.51)
12/31/07       18.23       .47              .74            1.21       (.41)        (.64)        (1.05)      18.39      6.55
12/31/06       16.47       .42             1.96            2.38       (.39)        (.23)         (.62)      18.23     14.66
12/31/05       15.42       .37             1.04            1.41       (.36)          --          (.36)      16.47      9.14
CLASS 3
12/31/09      $ x.xx     $x.xx          $  x.xx         $  x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08       18.50       .44            (5.68)          (5.24)      (.42)        (.67)        (1.09)      12.17    (29.39)
12/31/07       18.34       .48              .74            1.22       (.42)        (.64)        (1.06)      18.50      6.56
12/31/06       16.56       .44             1.97            2.41       (.40)        (.23)         (.63)      18.34     14.75
12/31/05       15.49       .38             1.05            1.43       (.36)          --          (.36)      16.56      9.26

Bond Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $ x.xx     $x.xx          $  x.xx         $  x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08       11.14       .61            (1.64)          (1.03)      (.63)        (.03)         (.66)       9.45     (9.16)
12/31/07       11.64       .65             (.24)            .41       (.91)          --          (.91)      11.14      3.66
12/31/06       11.31       .63              .17             .80       (.47)          --          (.47)      11.64      7.31
12/31/05       11.57       .60             (.40)            .20       (.46)          --          (.46)      11.31      1.77
CLASS 2
12/31/09      $ x.xx     $x.xx          $  x.xx         $  x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08       11.03       .59            (1.63)          (1.04)      (.60)        (.03)         (.63)       9.36     (9.35)
12/31/07       11.53       .61             (.24)            .37       (.87)          --          (.87)      11.03      3.33
12/31/06       11.22       .60              .16             .76       (.45)          --          (.45)      11.53      6.99
12/31/05       11.48       .57             (.39)            .18       (.44)          --          (.44)      11.22      1.59

                          Ratio of   Ratio of    Ratio of
                          expenses   expenses      net
             Net assets, to average to average    income
               end of    net assets net assets  (loss) to
Period       period (in    before     after      average
ended         millions)    waiver   waiver/3/  net assets/3/

Global Growth and Income Fund
------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09       $    xx       xx%        xx%          xx%
12/31/08            95      .62        .56         3.00
12/31/07            79      .71        .58         2.37
12/31/06/6/         45      .72/5/     .65/5/      2.10/5/
CLASS 2
12/31/09       $    xx       xx%        xx%          xx%
12/31/08         1,529      .86        .81         2.73
12/31/07         1,997      .96        .83         2.11
12/31/06/6/        638      .97/5/     .90/5/      1.64/5/

Growth-Income Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/09       $    xx       xx%        xx%          xx%
12/31/08         5,034      .28        .25         2.03
12/31/07         5,618      .27        .25         1.82
12/31/06         3,759      .28        .25         1.92
12/31/05         3,825      .29        .27         1.68
CLASS 2
12/31/09       $    xx       xx%        xx%          xx%
12/31/08        13,046      .53        .50         1.75
12/31/07        23,243      .52        .50         1.57
12/31/06        22,688      .53        .50         1.67
12/31/05        17,608      .54        .52         1.44
CLASS 3
12/31/09       $    xx       xx%        xx%          xx%
12/31/08           205      .46        .43         1.83
12/31/07           405      .45        .43         1.64
12/31/06           458      .46        .43         1.74
12/31/05           471      .47        .45         1.50

International Growth and Income Fund
------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09       $    xx       xx%        xx%          xx%
12/31/08/7/         12      .09        .08          .14
CLASS 2
12/31/09       $    xx       xx%        xx%          xx%
12/31/08/7/          4      .11        .11          .05

Asset Allocation Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/09       $    xx       xx%        xx%          xx%
12/31/08         2,243      .32        .29         2.98
12/31/07         1,927      .32        .29         2.69
12/31/06         1,079      .33        .30         2.67
12/31/05           879      .35        .32         2.57
CLASS 2
12/31/09       $    xx       xx%        xx%          xx%
12/31/08         4,822      .57        .54         2.70
12/31/07         7,308      .57        .54         2.45
12/31/06         6,362      .58        .55         2.42
12/31/05         5,120      .60        .57         2.31
CLASS 3
12/31/09       $    xx       xx%        xx%          xx%
12/31/08            41      .50        .47         2.77
12/31/07            71      .50        .47         2.52
12/31/06            76      .51        .48         2.49
12/31/05            76      .53        .50         2.39

Bond Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/09       $    xx       xx%        xx%          xx%
12/31/08         2,090      .40        .36         5.84
12/31/07           436      .41        .37         5.59
12/31/06           230      .43        .39         5.54
12/31/05           182      .44        .40         5.30
CLASS 2
12/31/09       $    xx       xx%        xx%          xx%
12/31/08         3,432      .65        .61         5.53
12/31/07         4,679      .66        .62         5.34
12/31/06         3,374      .68        .64         5.29
12/31/05         2,312      .69        .65         5.06

               ----
               74  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
               ----


                            (Loss) income from investment
                                    operations/2/                   Dividends and distributions
                        -------------------------------------  -------------------------------------

                                     Net (losses)
              Net asset    Net         gains on                Dividends                    Total     Net asset
               value,   investment securities (both Total from (from net  Distributions   dividends    value,
Period        beginning   income     realized and   investment investment (from capital      and       end of    Total
ended         of period   (loss)     unrealized)    operations  income)      gains)     distributions  period   return/3/

Global Bond Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09       $ x.xx     $x.xx         $ x.xx        $ x.xx     $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08        10.83       .48           (.09)          .39      (.54)          --/8/       (.54)      10.68      3.60
12/31/07        10.18       .49            .47           .96      (.31)          --          (.31)      10.83      9.54
12/31/06/9/     10.00       .10            .15           .25      (.07)          --          (.07)      10.18      2.52
CLASS 2
12/31/09       $ x.xx     $x.xx         $ x.xx        $ x.xx     $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08        10.81       .44           (.07)          .37      (.52)          --/8/       (.52)      10.66      3.48
12/31/07        10.17       .47            .47           .94      (.30)          --          (.30)      10.81      9.23
12/31/06/10/    10.00       .06            .18           .24      (.07)          --          (.07)      10.17      1.99

High-Income Bond Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09       $ x.xx     $x.xx         $ x.xx        $ x.xx     $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08        11.65       .87          (3.64)        (2.77)     (.83)          --          (.83)       8.05    (23.74)
12/31/07        12.90       .95           (.72)          .23     (1.48)          --         (1.48)      11.65      1.62
12/31/06        12.41       .92            .37          1.29      (.80)          --          (.80)      12.90     10.89
12/31/05        12.89       .85           (.55)          .30      (.78)          --          (.78)      12.41      2.46
CLASS 2
12/31/09       $ x.xx     $x.xx         $ x.xx        $ x.xx     $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08        11.55       .84          (3.60)        (2.76)     (.80)          --          (.80)       7.99    (23.84)
12/31/07        12.79       .91           (.72)          .19     (1.43)          --         (1.43)      11.55      1.33
12/31/06        12.32       .89            .36          1.25      (.78)          --          (.78)      12.79     10.59
12/31/05        12.81       .81           (.55)          .26      (.75)          --          (.75)      12.32      2.20
CLASS 3
12/31/09       $ x.xx     $x.xx         $ x.xx        $ x.xx     $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08        11.65       .86          (3.64)        (2.78)     (.80)          --          (.80)       8.07    (23.76)
12/31/07        12.88       .92           (.72)          .20     (1.43)          --         (1.43)      11.65      1.40
12/31/06        12.39       .90            .36          1.26      (.77)          --          (.77)      12.88     10.66
12/31/05        12.87       .82           (.55)          .27      (.75)          --          (.75)      12.39      2.25

U.S. Government/AAA-Rated Securities Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09       $ x.xx     $x.xx         $ x.xx        $ x.xx     $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08        11.73       .50            .41           .91      (.35)          --          (.35)      12.29      7.84
12/31/07        11.87       .58            .20           .78      (.92)          --          (.92)      11.73      6.83
12/31/06        11.91       .55           (.10)          .45      (.49)          --          (.49)      11.87      3.95
12/31/05        12.07       .48           (.16)          .32      (.48)          --          (.48)      11.91      2.70
CLASS 2
12/31/09       $ x.xx     $x.xx         $ x.xx        $ x.xx     $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08        11.65       .47            .41           .88      (.33)          --          (.33)      12.20      7.63
12/31/07        11.79       .54            .19           .73      (.87)          --          (.87)      11.65      6.49
12/31/06        11.83       .51           (.09)          .42      (.46)          --          (.46)      11.79      3.75
12/31/05        12.00       .45           (.16)          .29      (.46)          --          (.46)      11.83      2.41
CLASS 3
12/31/09       $ x.xx     $x.xx         $ x.xx        $ x.xx     $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08        11.74       .48            .41           .89      (.33)          --          (.33)      12.30      7.66
12/31/07        11.86       .55            .20           .75      (.87)          --          (.87)      11.74      6.63
12/31/06        11.89       .52           (.09)          .43      (.46)          --          (.46)      11.86      3.80
12/31/05        12.05       .46           (.16)          .30      (.46)          --          (.46)      11.89      2.50

Cash Management Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09       $ x.xx     $x.xx         $ x.xx        $ x.xx     $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08        11.40       .24             --/8/        .24      (.20)          --          (.20)      11.44      2.15
12/31/07        11.62       .57             --/8/        .57      (.79)          --          (.79)      11.40      4.95
12/31/06        11.31       .54             --/8/        .54      (.23)          --          (.23)      11.62      4.81
12/31/05        11.09       .33             --/8/        .33      (.11)          --          (.11)      11.31      2.97
CLASS 2
12/31/09       $ x.xx     $x.xx         $ x.xx        $ x.xx     $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08        11.35       .20            .02           .22      (.19)          --          (.19)      11.38      1.90
12/31/07        11.56       .54             --/8/        .54      (.75)          --          (.75)      11.35      4.73
12/31/06        11.26       .51             --/8/        .51      (.21)          --          (.21)      11.56      4.59
12/31/05        11.05       .30             --/8/        .30      (.09)          --          (.09)      11.26      2.68
CLASS 3
12/31/09       $ x.xx     $x.xx         $ x.xx        $ x.xx     $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08        11.40       .22            .01           .23      (.19)          --          (.19)      11.44      1.99
12/31/07        11.60       .55             --/8/        .55      (.75)          --          (.75)      11.40      4.83
12/31/06        11.29       .52             --/8/        .52      (.21)          --          (.21)      11.60      4.64
12/31/05        11.07       .30             --/8/        .30      (.08)          --          (.08)      11.29      2.74

                           Ratio of   Ratio of    Ratio of
                           expenses   expenses      net
              Net assets, to average to average    income
                end of    net assets net assets  (loss) to
Period        period (in    before     after      average
ended          millions)    waiver   waiver/3/  net assets/3/

Global Bond Fund
----------------------------------------------------------------------------------
CLASS 1
12/31/09        $   xx        xx%        xx%          xx%
12/31/08           111       .59        .53         4.36
12/31/07            28       .61        .55         4.61
12/31/06/9/         12       .15        .13         1.00
CLASS 2
12/31/09        $   xx        xx%        xx%          xx%
12/31/08           802       .84        .79         4.06
12/31/07           279       .86        .80         4.41
12/31/06/10/        15       .13        .12          .60

High-Income Bond Fund
----------------------------------------------------------------------------------
CLASS 1
12/31/09        $   xx        xx%        xx%          xx%
12/31/08           340       .48        .43         8.22
12/31/07           308       .48        .44         7.41
12/31/06           293       .49        .45         7.36
12/31/05           309       .50        .46         6.76
CLASS 2
12/31/09        $   xx        xx%        xx%          xx%
12/31/08           780       .73        .68         7.92
12/31/07           996       .73        .69         7.17
12/31/06           832       .74        .70         7.12
12/31/05           590       .75        .71         6.55
CLASS 3
12/31/09        $   xx        xx%        xx%          xx%
12/31/08            18       .66        .61         7.96
12/31/07            28       .66        .62         7.21
12/31/06            34       .67        .63         7.19
12/31/05            37       .68        .64         6.58

U.S. Government/AAA-Rated Securities Fund
--------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09        $   xx        xx%        xx%          xx%
12/31/08           496       .43        .38         4.17
12/31/07           211       .46        .41         4.83
12/31/06           218       .47        .42         4.64
12/31/05           252       .47        .43         3.99
CLASS 2
12/31/09        $   xx        xx%        xx%          xx%
12/31/08         1,219       .68        .64         3.93
12/31/07           597       .71        .66         4.58
12/31/06           402       .72        .67         4.40
12/31/05           341       .72        .68         3.75
CLASS 3
12/31/09        $   xx        xx%        xx%          xx%
12/31/08            33       .61        .57         4.03
12/31/07            29       .64        .59         4.65
12/31/06            32       .65        .60         4.45
12/31/05            39       .65        .61         3.81

Cash Management Fund
---------------------------------------------------------------------------------------------------
CLASS 1
12/31/09        $   xx        xx%        xx%          xx%
12/31/08           158       .32        .29         2.07
12/31/07           112       .33        .30         4.88
12/31/06            98       .33        .30         4.74
12/31/05            75       .33        .30         2.91
CLASS 2
12/31/09        $   xx        xx%        xx%          xx%
12/31/08         1,023       .57        .54         1.73
12/31/07           452       .58        .55         4.61
12/31/06           282       .58        .55         4.52
12/31/05           153       .58        .55         2.71
CLASS 3
12/31/09        $   xx        xx%        xx%          xx%
12/31/08            25       .50        .47         1.91
12/31/07            20       .51        .48         4.70
12/31/06            18       .51        .48         4.53
12/31/05            16       .51        .48         2.70

                                                             ---
               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  75
                                                             ---


                                                       Year ended December 31
                                                   -------------------------------
Portfolio turnover rate for all classes of shares  2009  2008  2007  2006    2005
-------------------------------------------------  ---- ----   ----  ----    ----

   Global Discovery Fund                            xx%  46%     50%   31%     53%
   Global Growth Fund                               xx   38      38    31      26
   Global Small Capitalization Fund                 xx   47      49    50      47
   Growth Fund                                      xx   26      40    35      29
   International Fund                               xx   52      41    29      40
   New World Fund                                   xx   32      34    32      26
   Blue Chip Income and Growth Fund                 xx   24      27    21      33
   Global Growth and Income Fund                    xx   36      36     8/6/   --
   Growth-Income Fund                               xx   31      24    25      20
   International Growth and Income Fund             xx   --/7/   --    --      --
   Asset Allocation Fund                            xx   36      29    38      23
   Bond Fund                                        xx   63      57    57      46
   Global Bond Fund                                 xx  118      85     7/9/   --
   High-Income Bond Fund                            xx   29      32    35      35
   U.S. Government/AAA-Rated Securities Fund        xx  108      91    76      86
   Cash Management Fund                             xx   --      --    --      --

/1/Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/Based on average shares outstanding.

/3/This column reflects the impact, if any, of certain waivers by Capital
   Research and Management Company. During some of the periods shown, Capital
   Research and Management Company reduced fees for investment advisory services.

/4/From January 16, 2004, when Class 3 shares were first issued.

/5/Annualized.

/6/From May 1, 2006, commencement of operations.

/7/From November 18, 2008, commencement of operations.

/8/Amount less than $.01.

/9/From October 4, 2006 , commencement of operations.

/10/From November 6, 2006, when Class 2 shares were first issued.

               ----
               76  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
               ----


  [LOGO] American Funds(R)              The right choice for the long term(R)

OTHER FUND INFORMATION

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS
The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the funds' investment strategies, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS
The current SAI, as amended from time to time, contains more detailed information on all aspects of the Series, including the funds' financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the
Series' investment adviser and its affiliated companies.

The current SAI and the codes of ethics are on file with the Securities and
Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F
Street, NE, Washington, D.C. 20549-0102.

Because you cannot purchase shares of the Series directly, the Series does not maintain an Internet website. However, the current SAI and annual/semi-annual reports to shareholders may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at 800/421-4120 or writing to the Secretary at 333 South Hope Street, Los Angeles, California
90071.

                            Litho in USA   Investment Company File No. 811-3857

THE CAPITAL GROUP COMPANIES

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

<PLAINTEXT>

  [LOGO] American Funds(R)              The right choice for the long term(R)

AMERICAN FUNDS
INSURANCE SERIES(R)

PROSPECTUS

Class 3 shares

May 1, 2010

                  2 Summaries
                    Growth Fund
                    International Fund
                    Growth-Income Fund
                    Asset Allocation Fund
                    High-Income Bond Fund
                    U.S. Government/AAA-Rated Securities Fund
                    Cash Management Fund
                24  Investment objectives, strategies and risks
                36  Management and organization
                40  Purchases and redemptions of shares
                41  Plans of distribution
                41  Distributions and taxes
                42  Financial highlights

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE
SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR
COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


American Funds Insurance Series (the "Series") consists of 16 funds, each representing a separate, fully managed diversified portfolio of securities. The seven funds available in the American Pathway II variable annuity are:

   Growth Fund
   International Fund
   Growth-Income Fund
   Asset Allocation Fund
   High-Income Bond Fund
   U.S. Government/AAA-Rated Securities Fund
   Cash Management Fund

Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable insurance policies (the "contracts"). Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

The Series offers three classes of fund shares: Class 1, Class 2 and Class 3 shares. This prospectus offers only Class 3 shares and is for use with the contracts that make Class 3 shares available. The board of trustees may establish additional funds and classes in the future. The investment objective(s) and policies of each fund are discussed in this prospectus. MORE
INFORMATION ON THE FUNDS IS CONTAINED IN THE SERIES' STATEMENT OF ADDITIONAL
INFORMATION.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  1
                                                                             ---


GROWTH FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 3
-------------------------------------------------------------------------------
Management fee.........................................................  x.xx%
Distribution and/or service (12b-1) fees...............................  x.xx
Other expenses.........................................................  x.xx
Total annual fund operating expenses...................................  x.xx

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 3                                          $xx    $xxx    $xxx     $xxx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

----
2   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH FUND
----


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Calendar year total returns
(If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 2000     2001    2002    2003    2004   2005   2006    2007    2008     2009
 ----     ----    ----    ----    ----   ----   ----    ----    ----     ----
 4.72%  -17.93%  -24.27% 37.15%  12.75% 16.50% 10.48%  12.64%  -43.83% [to come]

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   30.71% (quarter ended December 31, 1999)
LOWEST   -27.15% (quarter ended September 30, 2001)

                                                                             ---
                  GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  3
                                                                             ---


For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS LIFETIME/1/
-------------------------------------------------------------------------------
Fund                                        xx.xx%  xx.xx%  xx.xx%    xx.xx%
S&P 500/2/                                  xx.xx   xx.xx   xx.xx     xx.xx
Lipper Capital Appreciation Funds Index/2/  xx.xx   xx.xx   xx.xx     xx.xx
Lipper Growth Funds Index/2/                xx.xx   xx.xx   xx.xx     xx.xx

/1/ Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 3 shares were first offered on January 16,
    2004, therefore, lifetime results for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

/2/ The Standard & Poor's 500 Composite Index reflects the market sectors and securities in which the fund primarily invests. The Lipper Capital
    Appreciation Funds Index and the Lipper Growth Funds Index include mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. For more information on the indexes listed above see the
    "Investment objectives, strategies and risks" section of the prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

-----------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR/SERIES TITLE  PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
(if applicable)                          IN THIS FUND            (or one of its divisions)
-----------------------------------------------------------------------------------------------------------------

      DONNALISA BARNUM                      6 years              Senior Vice President - Capital World Investors
-----------------------------------------------------------------------------------------------------------------
      GREGG E. IRELAND                      3 years              Senior Vice President - Capital World Investors
-----------------------------------------------------------------------------------------------------------------
      GREGORY D. JOHNSON                    2 years              Senior Vice President - Capital World Investors
-----------------------------------------------------------------------------------------------------------------
      MICHAEL T. KERR                       4 years              Senior Vice President - Capital World Investors
-----------------------------------------------------------------------------------------------------------------
      RONALD B. MORROW                      6 years              Senior Vice President - Capital World Investors
-----------------------------------------------------------------------------------------------------------------

For important information about tax information and insurance company compensation, please turn to the sections titled "Tax information" and
"Payments to insurance companies and their affiliates" on page xx.

----
4   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH FUND
----


INTERNATIONAL FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 3
-------------------------------------------------------------------------------
Management fee.........................................................  x.xx%
Distribution and/or service (12b-1) fees...............................  x.xx
Other expenses.........................................................  x.xx
Total annual fund operating expenses...................................  x.xx

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 3                                          $xx    $xxx    $xxx     $xxx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of companies located outside the
United States. The fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

                                                                             ---
           INTERNATIONAL FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  5
                                                                             ---


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

     ----
     6   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  INTERNATIONAL FUND
     ----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Calendar year total returns
(If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 2000    2001     2002    2003   2004   2005    2006    2007    2008   2009
 -----   -----    -----   -----  -----  -----   -----  ------  ------ ------
  -21.85% -19.73%  -14.58% 35.12%  19.66% 21.75%  19.33% 20.30%  -42.01% [to
come]

The fund's highest/lowest quarterly results during this time period were:

              HIGHEST   42.39% (quarter ended December 31, 1999)
              LOWEST   -20.85% (quarter ended December 31, 2008)

For periods ended December 31, 2009:

  AVERAGE ANNUAL TOTAL RETURNS            1 YEAR 5 YEARS 10 YEARS LIFETIME/1/
  ---------------------------------------------------------------------------
  Fund                                    xx.xx%  xx.xx%  xx.xx%    xx.xx%
  MSCI All Country World Index ex USA/2/  xx.xx   xx.xx   xx.xx     xx.xx
  Lipper International Funds Index/2/     xx.xx   xx.xx   xx.xx     xx.xx

/1/ Lifetime results are from May 1, 1990, the date the fund began investment operations. Class 3 shares were first offered on January 16, 2004, therefore, lifetime results for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

/2/ The MSCI All Country World Index ex USA reflects the market sectors and securities in which the fund primarily invests. The Lipper International
    Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. For more information on the indexes listed above see the "Investment objectives, strategies and risks"
    section of the prospectus.

                                                                       ---
     INTERNATIONAL FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  7
                                                                       ---


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

---------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR/SERIES TITLE  PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
(if applicable)                          IN THIS FUND            (or one of its divisions)
---------------------------------------------------------------------------------------------------------------------------

    SUNG LEE                                4 years              Senior Vice President - Capital Research Global Investors
    Vice President
---------------------------------------------------------------------------------------------------------------------------
    JESPER LYCKEUS                          2 years              Senior Vice President - Capital Research Global Investors
---------------------------------------------------------------------------------------------------------------------------
    CHRISTOPHER M. THOMSEN                  3 years              Senior Vice President - Capital Research Global Investors
---------------------------------------------------------------------------------------------------------------------------

For important information about tax information and insurance company compensation, please turn to the sections titled "Tax information" and
"Payments to insurance companies and their affiliates" on page xx.

     ----
     8   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  INTERNATIONAL FUND
     ----


GROWTH-INCOME FUND

INVESTMENT OBJECTIVE

The fund's investment objectives are to achieve long-term growth of capital and income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 3
-------------------------------------------------------------------------------
Management fee.........................................................  x.xx%
Distribution and/or service (12b-1) fees...............................  x.xx
Other expenses.........................................................  x.xx
Total annual fund operating expenses...................................  x.xx

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 3                                          $xx    $xxx    $xxx     $xxx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in Standard &
Poor's 500 Composite Index. The fund is designed for investors seeking both capital appreciation and income.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

                                                                       ---
     GROWTH-INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  9
                                                                       ---


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

The prices of, and the income generated by, common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency fluctuation and controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.
Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Calendar year total returns
(If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 2000   2001     2002    2003    2004   2005    2006   2007    2008     2009
 ----   ----     ----    ----    ----   ----    ----   ----    ----     ----
 8.24%  2.78%   -18.15%  32.76% 10.66%  6.08%  15.51%  5.32%  -37.68% [to come]

The fund's highest/lowest quarterly results during this time period were:

               HIGHEST   16.91% (quarter ended June 30, 2003)
               LOWEST   -21.96% (quarter ended December 31, 2008)

     ----
     10  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH-INCOME FUND
     ----


For periods ended December 31, 2009:

   AVERAGE ANNUAL TOTAL RETURNS           1 YEAR 5 YEARS 10 YEARS LIFETIME/1/
   --------------------------------------------------------------------------
   Fund                                   xx.xx%  xx.xx%  xx.xx%    xx.xx%
   S&P 500/2/                             xx.xx   xx.xx   xx.xx     xx.xx
   Lipper Growth & Income Funds Index/2/  xx.xx   xx.xx   xx.xx     xx.xx

/1/ Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 3 shares were first offered on January 16,
    2004, therefore, lifetime results for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

/2/ The Standard & Poor's 500 Composite Index reflects the market sectors and securities in which the fund primarily invests. The Lipper Growth & Income
    Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. For more information on the indexes listed above see the "Investment objectives, strategies and risks"
    section of the prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

---------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR/SERIES TITLE  PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
(if applicable)                          IN THIS FUND            (or one of its divisions)
---------------------------------------------------------------------------------------------------------------------------

  JAMES K. DUNTON                          25 years              Senior Vice President - Capital Research Global Investors
  Vice Chairman of the Board
---------------------------------------------------------------------------------------------------------------------------
  DONALD D. O'NEAL                         4 years               Senior Vice President - Capital Research Global Investors
  President and Trustee
---------------------------------------------------------------------------------------------------------------------------
  CLAUDIA P. HUNTINGTON                    16 years              Senior Vice President - Capital Research Global Investors
  Senior Vice President
---------------------------------------------------------------------------------------------------------------------------
  C. ROSS SAPPENFIELD                      10 years              Senior Vice President - Capital Research Global Investors
  Vice President
---------------------------------------------------------------------------------------------------------------------------
  J. BLAIR FRANK                           3 years               Senior Vice President - Capital Research Global Investors
---------------------------------------------------------------------------------------------------------------------------
  DYLAN J. YOLLES                          3 years               Senior Vice President - Capital Research Global Investors
---------------------------------------------------------------------------------------------------------------------------

For important information about tax information and insurance company compensation, please turn to the sections titled "Tax information" and
"Payments to insurance companies and their affiliates" on page xx.

                                                                       ---
     GROWTH-INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  11
                                                                       ---


ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with high total return
(including income and capital gains) consistent with preservation of capital over the long term.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 3
-------------------------------------------------------------------------------
Management fee.........................................................  x.xx%
Distribution and/or service (12b-1) fees...............................  x.xx
Other expenses.........................................................  x.xx
Total annual fund operating expenses...................................  x.xx

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 3                                          $xx    $xxx    $xxx     $xxx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and not included in
Standard & Poor's 500 Composite Index, and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities
(rated Ba1 or below by Moody's Investors Service and BB+ or below by Standard &
Poor's Corporation or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds."

In seeking to pursue its investment objective, the fund will vary its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund's investment adviser expects (but is not required)
to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2009, the fund was approximately xx% invested in equity securities, xx% invested in debt securities and xx% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund will vary with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities. The fund is designed for investors seeking above-average total return.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

    ----
    12  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  ASSET ALLOCATION FUND
    ----


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency fluctuations and controls;
different accounting, auditing, financial reporting, disclosure, regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.
Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Calendar year total returns
(If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

2000   2001     2002    2003   2004   2005   2006  2007   2008   2009
----   ----     ----    ----   ----   ----   ----  ----   ----   ----
4.62%  0.77%  -12.19%  22.14%  8.50%  9.45% 14.96% 6.82% -29.30% [to come]

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   12.19% (quarter ended June 30, 2003)
LOWEST   -16.31% (quarter ended December 31, 2008)

                                                                             ---
        ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  13
                                                                             ---


For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS LIFETIME/1/
-------------------------------------------------------------------------------
Fund                                        xx.xx%  xx.xx%  xx.xx%    xx.xx%
Barclays Capital U.S. Aggregate Index/2/    xx.xx   xx.xx   xx.xx     xx.xx
S&P 500/2/                                  xx.xx   xx.xx   xx.xx     xx.xx
Citigroup Broad Investment-Grade (BIG)
 Bond Index/2/                              xx.xx   xx.xx   xx.xx     xx.xx

/1/ Lifetime results are from August 1, 1989, the date the fund began investment operations. Class 3 shares were first offered on January 16,
    2004, therefore, lifetime results for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

/2/ The Barclays Capital U.S. Aggregate Index, the Standard & Poor's 500
    Composite Index and the Citigroup Broad Investment-Grade (BIG) Bond Index
    reflect the market sectors and securities in which the fund primarily invests. For more information on the indexes listed above see the
    "Investment objectives, strategies and risks" section of the prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

PORTFOLIO COUNSELOR/SERIES TITLE  PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
(if applicable)                          IN THIS FUND            (or one of its divisions)
----------------------------------------------------------------------------------------------------------------------------

     ALAN N. BERRO                          9 years              Senior Vice President - Capital World Investors
     Senior Vice President
----------------------------------------------------------------------------------------------------------------------------
     JEFFREY T. LAGER                       2 years              Senior Vice President - Capital World Investors
----------------------------------------------------------------------------------------------------------------------------
     JAMES R. MULALLY                       3 years              Senior Vice President - Fixed Income, Capital Research and
                                                                 Management Company
----------------------------------------------------------------------------------------------------------------------------
     EUGENE P. STEIN                        1 year               Senior Vice President - Capital World Investors
----------------------------------------------------------------------------------------------------------------------------

For important information about tax information and insurance company compensation, please turn to the sections titled "Tax information" and
"Payments to insurance companies and their affiliates" on page xx.

----
14  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  ASSET ALLOCATION FUND
----


HIGH-INCOME BOND FUND

INVESTMENT OBJECTIVE

The fund's primarily investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 3
-------------------------------------------------------------------------------
Management fee.........................................................  x.xx%
Distribution and/or service (12b-1) fees...............................  x.xx
Other expenses.........................................................  x.xx
Total annual fund operating expenses...................................  x.xx

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 3                                          $xx    $xxx    $xxx     $xxx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by a nationally recognized statistical rating organization or unrated but determined by the fund's investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as "junk bonds." The fund may also invest a portion of its assets in securities of issuers domiciled outside the United States.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

                                                                         ---
    HIGH-INCOME BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  15
                                                                         ---


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Calendar year total returns
(If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 2000   2001    2002    2003   2004   2005    2006   2007    2008      2009
------  -----  ------  ------  -----  -----  ------  -----  -------    -----
-3.06%  8.02%  -1.51%  29.79%  9.83%  2.46%  10.89%  1.62%  -23.74%  [to come]

----
16  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  HIGH-INCOME BOND FUND
----


The fund's highest/lowest quarterly results during this time period were:

HIGHEST   10.78% (quarter ended December 31, 2002)
LOWEST   -16.05% (quarter ended December 31, 2008)

For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS                                       1 YEAR 5 YEARS 10 YEARS LIFETIME/1/
------------------------------------------------------------------------------------------------------

Fund                                                               xx.xx%  xx.xx%  xx.xx%    xx.xx%
Barclays Capital U.S. Corporate High Yield Index 2% Issuer Cap/2/  xx.xx   xx.xx   xx.xx     xx.xx
Credit Suisse High Yield Index/2/                                  xx.xx   xx.xx   xx.xx     xx.xx
Citigroup Broad Investment-Grade (BIG) Bond Index/2/               xx.xx   xx.xx   xx.xx     xx.xx
Lipper High Current Yield Bond Funds Index/2/                      xx.xx   xx.xx   xx.xx     xx.xx

/1/ Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 3 shares were first offered on January 16,
    2004, therefore, lifetime results for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

/2/ The Barclays Capital U.S. Corporate High Yield Index 2% Issuer Cap, the
    Credit Suisse High Yield Index and the Citigroup Broad Investment-Grade
    (BIG) Bond Index reflect the market sectors and securities in which the fund primarily invests. The fund has selected the Barclays Capital U.S.
    Corporate High Yield Index 2% Issuer Cap to replace the Credit Suisse High
    Yield Index as its broad-based securities market index. The fund's investment adviser believes that the Barclays Capital U.S. Corporate High
    Yield Index 2% Issuer Cap better reflects the market sectors and securities in which the fund primarily invests than the Credit Suisse High Yield
    Index. The Lipper High Current Yield Bond Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. For more information on the indexes listed above see the
    "Investment objectives, strategies and risks" section of the prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

PORTFOLIO COUNSELOR/SERIES TITLE  PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
(if applicable)                          IN THIS FUND            (or one of its divisions)
----------------------------------------------------------------------------------------------------------------------------

     ABNER D. GOLDSTINE                    11 years              Senior Vice President - Fixed Income, Capital Research and
     Senior Vice President                                       Management Company
----------------------------------------------------------------------------------------------------------------------------
     DAVID C. BARCLAY                      16 years              Senior Vice President - Fixed Income, Capital Research and
                                                                 Management Company
----------------------------------------------------------------------------------------------------------------------------
     MARCUS B. LINDEN                      2 years               Senior Vice President - Fixed Income, Capital Research
                                                                 Company

For important information about tax information and insurance company compensation, please turn to the sections titled "Tax information" and
"Payments to insurance companies and their affiliates" on page xx.

                                                                             ---
        HIGH-INCOME BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  17
                                                                             ---


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide a high level of current income consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 3
-------------------------------------------------------------------------------
Management fee.........................................................  x.xx%
Distribution and/or service (12b-1) fees...............................  x.xx
Other expenses.........................................................  x.xx
Total annual fund operating expenses...................................  x.xx

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 3                                          $xx    $xxx    $xxx     $xxx

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund will invest at least 80% of its assets in securities that are guaranteed or sponsored by the U.S. government or debt securities that are rated Aaa by Moody's Investors Service or AAA by Standard & Poor's Corporation
or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may also invest a significant portion of its assets in securities backed by pools of mortgages. Certain of these securities may not be backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

----
18  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
----


PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

While the fund invests primarily in securities that are guaranteed or sponsored by the U.S. government, these securities are subject to interest rate and prepayment risks. Interest rate risk is the risk that the market value of the fixed-income securities owned by the fund will fluctuate as interest rates go up or down. For example, as with other debt securities, the value of U.S.
government securities generally will decline when interest rates rise and increase when interest rates fall. Longer maturity securities generally have higher rates of interest but may be subject to greater price fluctuations than shorter maturity securities.

In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. This is known as prepayment risk. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

It is important to note that neither your investment in the fund nor the fund's yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Calendar year total returns
  (If insurance contract fees and expenses were included, results would have been lower.)

                                      [CHART]

    2000   2001   2002   2003   2004   2005   2006   2007   2008    2009
   ------ ------ ------ ------ ------ ------ ------ ------  -----   ----
   11.69%  7.24%  9.45%  2.51%  3.58%  2.70%  3.95%  6.83%  7.84% [to come]

                                                                                         ---
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  19
                                                                                         ---


The fund's highest/lowest quarterly results during this time period were:

               HIGHEST   5.17% (quarter ended December 31, 2008)
               LOWEST   -1.77% (quarter ended June 30, 2004)

For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS                          1 YEAR 5 YEARS 10 YEARS LIFETIME/1/
-----------------------------------------------------------------------------------------

Fund                                                  xx.xx%  xx.xx%  xx.xx%    xx.xx%
Citigroup Treasury/Govt. Sponsored/Mortgage Index/2/  xx.xx   xx.xx   xx.xx     xx.xx
Lipper General U.S. Government Funds Average/2/       xx.xx   xx.xx   xx.xx     xx.xx
CPI/2/                                                xx.xx   xx.xx   xx.xx     xx.xx

/1/ Lifetime results are from December 2, 1985, the date the fund began investment operations. Class 3 shares were first offered on January 16,
    2004, therefore, lifetime results for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

/2/ The Citigroup Treasury/Government Sponsored/Mortgage Index reflects the market sectors and securities in which the fund primarily invests. The
    Lipper General U.S. Government Funds Average includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund's results to inflation. For more information on the indexes listed above see the "Investment objectives, strategies and risks" section of the prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR/SERIES TITLE  PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
(if applicable)                          IN THIS FUND            (or one of its divisions)
--------------------------------------------------------------------------------------------------------------------------------

     JOHN H. SMET                          17 years              Senior Vice President - Fixed Income, Capital Research and
     Senior Vice President                                       Management Company
--------------------------------------------------------------------------------------------------------------------------------
     THOMAS H. HOGH                        12 years              Senior Vice President - Fixed Income, Capital Research Company
--------------------------------------------------------------------------------------------------------------------------------
     FERGUS N. MACDONALD               Less than 1 year          Vice President - Fixed Income, Capital Research Company
--------------------------------------------------------------------------------------------------------------------------------

     WESLEY K.-S. PHOA                 Less than 1 year          Vice President - Fixed Income, Capital Research Company
--------------------------------------------------------------------------------------------------------------------------------

For important information about tax information and insurance company compensation, please turn to the sections titled "Tax information" and
"Payments to insurance companies and their affiliates" on page xx.

----
20  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
----


CASH MANAGEMENT FUND

INVESTMENT OBJECTIVE

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 3
-------------------------------------------------------------------------------
Management fee.........................................................  x.xx%
Distribution and/or service (12b-1) fees...............................  x.xx
Other expenses.........................................................  x.xx
Total annual fund operating expenses...................................  x.xx

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 3                                          $xx    $xxx    $xxx     $xxx

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements.

The fund may invest in securities issued by entities domiciled outside the
United States and securities with credit and liquidity support features provided by entities domiciled outside of the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the
United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

                                                                        ---
    CASH MANAGEMENT FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  21
                                                                        ---


PRINCIPAL RISKS

THE FUND IS NOT MANAGED TO MAINTAIN A STABLE ASSET VALUE OF $1.00 PER SHARE AND
IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

The value and liquidity of the securities held by the fund may be affected by changing interest rates and by changes in credit ratings of the securities. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Some of the securities held by the fund may have credit and liquidity enhancements. Changes in the credit quality of the issuer or provider of these enhancements could cause the fund to experience a loss and may affect its share price.

Additionally, the securities held by the fund may be affected by certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.
Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Calendar year total returns
(If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

  2000   2001   2002   2003   2004   2005   2006   2007   2008    2009
  -----  -----  -----  -----  -----  -----  -----  -----  -----   -----
  6.04%  3.66%  1.24%  0.67%  0.96%  2.97%  4.81%  4.95%  2.15% [to come]

The fund's highest/lowest quarterly results during this time period were:

               HIGHEST  1.52% (quarter ended December 31, 2000)
               LOWEST   0.04% (quarter ended March 31, 2004)

    ----
    22  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  CASH MANAGEMENT FUND
    ----


For periods ended December 31, 2009:

AVERAGE ANNUAL TOTAL RETURNS  1 YEAR 5 YEARS 10 YEARS LIFETIME*
---------------------------------------------------------------
           Fund               xx.xx%  xx.xx%  xx.xx%    xx.xx%

* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 3 shares were first offered on January 16, 2004, therefore, lifetime results for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

For important information about tax information and insurance company compensation, please turn to the sections titled "Tax information" and
"Payments to insurance companies and their affiliates" on page xx.

                                                                             ---
         CASH MANAGEMENT FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  23
                                                                             ---


TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO INSURANCE COMPANIES AND THEIR AFFILIATES

The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus
(or other offering document) for your variable insurance contract may contain additional information about these payments.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

GROWTH FUND

The fund's investment objective is to provide you with growth of capital. The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in this prospectus and in the statement of additional information.

The fund may invest a portion of its assets in securities of issuers domiciled outside the United States and Canada and not included in Standard & Poor's 500
Composite Index. In addition to the risks described above, investments in securities issued by entities based outside the United States may be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.
Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

The fund may invest a portion of its assets in lower quality nonconvertible debt securities (rated Ba1 or below by Moody's Investors Service and BB+ or below by Standard & Poor's Corporation or unrated but determined by the fund's investment adviser to be of equivalent quality). Such securities are sometimes referred to as "junk bonds." The values of debt securities may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities generally decline when interest rates rise and increase when interest rates fall. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. In addition, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

----
24  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FUND COMPARATIVE INDEXES--Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper Capital Appreciation
Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes. Lipper Growth Funds Index is an equally weighted index of growth funds. These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

INTERNATIONAL FUND

The fund's investment objective is to provide you with long-term growth of capital.

The fund invests primarily in common stocks of companies located outside the
United States. The fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

FUND COMPARATIVE INDEXES--MSCI All Country World Index ex USA is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States. The index consists of 46 developed and emerging market country indexes. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  25


GROWTH-INCOME FUND

The fund's investment objectives are to achieve long-term growth of capital and income. The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in Standard &
Poor's 500 Composite Index. The fund is designed for investors seeking both capital appreciation and income.

The prices of, and the income generated by, common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency fluctuation and controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher trans-action costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

The fund may also invest in bonds and other debt securities. The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

FUND COMPARATIVE INDEXES--Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper Growth & Income Funds
Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

----
26  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


ASSET ALLOCATION FUND

The fund's investment objective is to provide you with high total return
(including income and capital gains) consistent with preservation of capital over the long term.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and not included in
Standard & Poor's 500 Composite Index, and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities
(rated Ba1 or below by Moody's Investors Service and BB+ or below by Standard &
Poor's Corporation or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds."

In seeking to pursue its investment objective, the fund will vary its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund's investment adviser expects (but is not required)
to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2009, the fund was approximately xx% invested in equity securities, xx% invested in debt securities and xx% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund will vary with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities. The fund is designed for investors seeking above-average total return.

The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

The fund may also invest a portion of its assets in common stocks, bonds and other securities of issuers domiciled outside the United States. Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency fluctuations and controls; different accounting, auditing, financial reporting, disclosure, regulatory and legal standards and practices;
expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

FUND COMPARATIVE INDEXES--Barclays Capital U.S. Aggregate Index represents the
U.S. investment-grade fixed-rate bond market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Standard & Poor's
500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
Citigroup Broad Investment-Grade (BIG) Bond Index is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

----
27  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


HIGH-INCOME BOND FUND

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation. The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by a nationally recognized statistical rating organization or unrated but determined by the fund's investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as "junk bonds." The fund may also invest a portion of its assets in securities of issuers domiciled outside the United States. Generally, the fund may invest in debt securities of any maturity or duration. The fund may also invest in common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks, convertible bonds and warrants, that provide an opportunity for income and/or capital appreciation.

Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell. See the appendix in this prospectus for credit rating descriptions.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  28
                                                                             ---


practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

FUND COMPARATIVE INDEXES--Barclays Capital U.S. Corporate High Yield Index 2%
Issuer Cap covers the universe of fixed rate, non-investment grade debt. The index limits the maximum exposure of any one issuer to 2%. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
Credit Suisse High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. This index was not in existence on the date the fund began investment operations;
therefore, lifetime results are not shown. Citigroup Broad Investment-Grade
(BIG) Bond Index is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper High Current Yield Bond Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

The fund's investment objective is to provide a high level of current income consistent with preservation of capital.

Normally, the fund will invest at least 80% of its assets in securities that are guaranteed or sponsored by the U.S. government or debt securities that are rated Aaa by Moody's Investors Service or AAA by Standard & Poor's Corporation
or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may also invest a significant portion of its assets in securities backed by pools of mortgages. Certain of these securities may not be backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer.

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

While the fund invests primarily in securities that are guaranteed or sponsored by the U.S. government, these securities are subject to interest rate and prepayment risks. Interest rate risk is the risk that the market value of the fixed-income securities owned by the fund will fluctuate as interest rates go up or down. For example, as with other debt securities, the value of U.S.
government securities generally will decline when interest rates rise and increase when interest rates fall. Longer maturity securities generally have higher rates of interest but may be subject to greater price fluctuations than shorter maturity securities.

In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. This is known as prepayment risk. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

It is important to note that neither your investment in the fund nor the fund's yield is guaranteed by the U.S. government.

FUND COMPARATIVE INDEXES--Citigroup Treasury/Government Sponsored/Mortgage
Index is a market-weighted index that includes U.S. Treasury and agency securities, as well as FNMAs, FHLMCs and GNMAs. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper General
U.S. Government Funds Average is composed of funds that invest primarily in
U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions, but do not reflect the effect of sales charges or taxes. Consumer Price Index
(CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor,
Bureau of Labor Statistics.

               ----
               29  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
               ----


CASH MANAGEMENT FUND

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes.

The fund invests substantially in U.S. Treasury securities and other securities backed by the full faith and credit of the U.S. government, as well as securities issued by U.S. federal agencies. The fund may also invest in other high-quality money market instruments.

The fund may invest in securities issued by entities domiciled outside the
United States and securities with credit and liquidity support features provided by entities domiciled outside of the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the
United States.

The value and liquidity of the securities held by the fund may be affected by changing interest rates and by changes in credit ratings of the securities. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Some of the securities held by the fund may have credit and liquidity enhancements. Changes in the credit quality of the issuer or provider of these enhancements could cause the fund to experience a loss and may affect its share price.

Additionally, the securities held by the fund may be affected by certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.
Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The fund is not managed to maintain a stable asset value of $1.00 per share and it is possible to lose money by investing in the fund.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  30
                                                                             ---


CASH POSITION AND TEMPORARY INVESTMENTS

The funds may also hold cash or money market instruments. The percentage of each fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, a fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund's investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

FUND EXPENSES

In periods of market volatility, assets of the funds may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the annual fund operating expenses tables in this prospectus.

INVESTMENT RESULTS

All fund results in the "Investment results" section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and
Management Company is a wholly owned subsidiary of The Capital Group Companies,
Inc. and is located at 333 South Hope Street, Los Angeles, California 90071,
and 6455 Irvine Center Drive, Irvine, California 92618. Capital Research and
Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund for the previous fiscal year (or, in the case of International Growth and Income Fund, the management fee to be paid for the current fiscal year), expressed as a percentage of average net assets of that fund, appear in the Annual Fund Operating Expenses table for each fund. A more detailed description of the investment advisory and service agreement between the Series and the investment adviser is included in the Series' statement of additional information. A discussion regarding the basis for the approval of the Series' investment advisory and service agreement by the Series' board of trustees is contained in the Series' annual report to shareholders for the fiscal year ended December 31, 2008.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Capital Research and Management Company and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the funds' boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. Each fund's shareholders approved this arrangement at a meeting of shareholders on November 24, 2009. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a
Delaware statutory trust. The reorganization may be completed in 2010 or early
2011; however, the series reserves the right to delay the implementation.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the funds' portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the funds' portfolio transactions. The investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, the investment adviser does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the funds' portfolio transactions. A more detailed description of the investment adviser's policies is included in the statement of additional information.

               ----
               31  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
               ----


PORTFOLIO MANAGEMENT

The Series relies on the professional judgment of its investment adviser,
Capital Research and Management Company, to make decisions about the funds'
portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PORTFOLIO HOLDINGS

A description of the funds' policies and procedures regarding disclosure of information about their portfolio securities is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition to the portfolio counselors below, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio.
Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

The primary individual portfolio counselors for each of the funds are:

                                                           PRIMARY TITLE WITH
                                                           INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR     PORTFOLIO COUNSELOR'S ROLE      (OR AFFILIATE)
   THE SERIES/TITLE (IF           IN MANAGEMENT OF,          AND INVESTMENT
       APPLICABLE)          AND EXPERIENCE IN, THE FUND(S)     EXPERIENCE
-------------------------------------------------------------------------------

JAMES K. DUNTON             Serves as an equity portfolio  Senior Vice
VICE CHAIRMAN OF THE BOARD  counselor for: GROWTH-INCOME   President --
                            FUND -- 25 years (since the    Capital Research
                            fund's inception) BLUE CHIP    Global Investors
                            INCOME AND GROWTH FUND -- 8    Investment
                            years (since the fund's        professional for 47
                            inception)                     years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
DONALD D. O'NEAL            Serves as an equity portfolio  Senior Vice
PRESIDENT AND TRUSTEE       counselor for: GROWTH-INCOME   President --
                            FUND -- 4 years                Capital Research
                                                           Global Investors
                                                           Investment
                                                           professional for 24
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
ALAN N. BERRO               Serves as an equity portfolio  Senior Vice
SENIOR VICE PRESIDENT       counselor for: ASSET           President --
                            ALLOCATION FUND -- 9 years     Capital World
                                                           Investors
                                                           Investment
                                                           professional for 23
                                                           years in total; 18
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
ABNER D. GOLDSTINE          Serves as a fixed-income       Senior Vice
SENIOR VICE PRESIDENT       portfolio counselor for:       President -- Fixed
                            HIGH-INCOME BOND FUND -- 11    Income, Capital
                            years                          Research and
                                                           Management Company
                                                           Investment
                                                           professional for 57
                                                           years in total; 42
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
CLAUDIA P. HUNTINGTON       Serves as an equity portfolio  Senior Vice
SENIOR VICE PRESIDENT       counselor for: GROWTH-INCOME   President --
                            FUND -- 16 years (plus 5       Capital Research
                            years of prior experience as   Global Investors
                            an investment analyst for the  Investment
                            fund) GLOBAL DISCOVERY         professional for 36
                            FUND -- 8 years (since the     years in total; 34
                            fund's inception)              years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
JOHN H. SMET                Serves as a fixed-income       Senior Vice
SENIOR VICE PRESIDENT       portfolio counselor for: U.S.  President -- Fixed
                            GOVERNMENT/AAA-RATED           Income, Capital
                            SECURITIES FUND -- 17 years    Research and
                                                           Management Company
                                                           Investment
                                                           professional for 27
                                                           years in total; 26
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
CARL M. KAWAJA              Serves as an equity portfolio  Senior Vice
VICE PRESIDENT              counselor for:  NEW WORLD      President --
                            FUND -- 10 years (since the    Capital World
                            fund's inception)              Investors
                                                           Investment
                                                           professional for 21
                                                           years in total; 18
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
SUNG LEE                    Serves as an equity portfolio  Senior Vice
VICE PRESIDENT              counselor for:                 President --
                            INTERNATIONAL FUND -- 4        Capital Research
                            years INTERNATIONAL GROWTH     Global Investors
                            AND INCOME FUND -- 1 year      Investment
                            (since the fund's inception)   professional for 15
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------

                                                              ---
                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  32
                                                              ---


                                                                               PRIMARY TITLE WITH
                                                                               INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR              PORTFOLIO COUNSELOR'S ROLE IN              (OR AFFILIATE)
   THE SERIES/TITLE (IF               MANAGEMENT OF, AND EXPERIENCE              AND INVESTMENT
       APPLICABLE)                          IN, THE FUND(S)                        EXPERIENCE
---------------------------------------------------------------------------------------------------

ROBERT W. LOVELACE          Serves as an equity portfolio counselor for:       Senior Vice
VICE PRESIDENT              GLOBAL GROWTH FUND -- 12 years (since the          President --
                            fund's inception)                                  Capital World
                            NEW WORLD FUND -- 10 years (since the fund's       Investors
                            inception)                                         Investment
                                                                               professional for 24
                                                                               years, all with
                                                                               Capital Research
                                                                               and Management
                                                                               Company or affiliate
---------------------------------------------------------------------------------------------------
C. ROSS SAPPENFIELD         SERVES AS AN EQUITY PORTFOLIO COUNSELOR FOR:       Senior Vice
VICE PRESIDENT              GROWTH-INCOME FUND -- 10 years                     President --
                            BLUE CHIP INCOME AND GROWTH FUND -- 8 years        Capital Research
                            (since the fund's inception)                       Global Investors
                                                                               Investment
                                                                               professional for 17
                                                                               years, all with
                                                                               Capital Research
                                                                               and Management
                                                                               Company or affiliate
---------------------------------------------------------------------------------------------------
DAVID C. BARCLAY            Serves as a fixed-income portfolio counselor for:  Senior Vice
                            HIGH-INCOME BOND FUND -- 16 years                  President -- Fixed
                            NEW WORLD FUND -- 10 years (since the fund's       Income, Capital
                            inception)                                         Research and
                            BOND FUND -- 11 years                              Management Company
                                                                               Investment
                                                                               professional for 28
                                                                               years in total; 21
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------
DONNALISA BARNUM            Serves as an equity portfolio counselor for:       Senior Vice
                            GROWTH FUND -- 6 years                             President --
                                                                               Capital World
                                                                               Investors
                                                                               Investment
                                                                               professional for 27
                                                                               years in total; 22
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------
CHRISTOPHER D. BUCHBINDER   Serves as an equity portfolio counselor for:       Senior Vice
                            BLUE CHIP INCOME AND GROWTH FUND -- 2 years        President --
                                                                               Capital Research
                                                                               Global Investors
                                                                               Investment
                                                                               professional for 14
                                                                               years, all with
                                                                               Capital Research
                                                                               and Management
                                                                               Company or affiliate
---------------------------------------------------------------------------------------------------
GORDON CRAWFORD             Serves as an equity portfolio counselor for:       Senior Vice
                            GLOBAL SMALL CAPITALIZATION FUND --                President --
                            11 years (since the fund's inception)              Capital Research
                            GLOBAL DISCOVERY FUND -- 4 years                   Global Investors
                                                                               Investment
                                                                               professional for 38
                                                                               years, all with
                                                                               Capital Research
                                                                               and Management
                                                                               Company or affiliate
---------------------------------------------------------------------------------------------------
MARK H. DALZELL             Serves as a fixed-income portfolio counselor for:  Senior Vice
                            BOND FUND -- 4 years                               President -- Fixed
                            GLOBAL BOND FUND -- 3 years (since the fund's      Income, Capital
                            inception)                                         Research and
                                                                               Management Company
                                                                               Investment
                                                                               professional for 31
                                                                               years in total; 21
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------
MARK E. DENNING             Serves as an equity portfolio counselor for:       Senior Vice
                            GLOBAL SMALL CAPITALIZATION FUND --  11 years      President --
                            (since the fund's inception)                       Capital Research
                            GLOBAL DISCOVERY FUND -- 4 years                   Global Investors
                                                                               Investment
                                                                               professional for 27
                                                                               years, all with
                                                                               Capital Research
                                                                               and Management
                                                                               Company or affiliate
---------------------------------------------------------------------------------------------------
J. BLAIR FRANK              Serves as an equity portfolio counselor for:       Senior Vice
                            GLOBAL SMALL CAPITALIZATION FUND --  6 years       President --
                            GROWTH-INCOME FUND -- 3 years                      Capital Research
                                                                               Global Investors
                                                                               Investment
                                                                               professional for 16
                                                                               years in total; 15
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------
DAVID A. HOAG               Serves as a fixed-income portfolio counselor for:  Senior Vice
                            BOND FUND -- 2 years                               President -- Fixed
                                                                               Income, Capital
                                                                               Research and
                                                                               Management Company
                                                                               Investment
                                                                               professional for 21
                                                                               years in total; 18
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------
THOMAS H. HOGH              Serves as a fixed-income portfolio counselor for:  Senior Vice
                            GLOBAL BOND FUND -- 3 years (since the fund's      President -- Fixed
                            inception)                                         Income, Capital
                            U.S. GOVERNMENT/AAA-RATED SECURITIES               Research Company
                            FUND -- 12 years                                   Investment
                            BOND FUND -- 2 years                               professional for 22
                                                                               years in total; 19
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------
GREGG E. IRELAND            Serves as an equity portfolio counselor for:       Senior Vice
                            GLOBAL GROWTH AND INCOME FUND -- 3 years           President --
                            (since the fund's inception)                       Capital World
                            GROWTH FUND -- 3 years                             Investors
                                                                               Investment
                                                                               professional for 37
                                                                               years, all with
                                                                               Capital Research
                                                                               and Management
                                                                               Company or affiliate
---------------------------------------------------------------------------------------------------
GREGORY D. JOHNSON          Serves as an equity portfolio counselor for:       Senior Vice
                            GROWTH FUND -- 2 years                             President --
                                                                               Capital World
                                                                               Investors
                                                                               Investment
                                                                               professional for 15
                                                                               years, all with
                                                                               Capital Research
                                                                               and Management
                                                                               Company or affiliate
---------------------------------------------------------------------------------------------------
MICHAEL T. KERR             Serves as an equity portfolio counselor for:       Senior Vice
                            GROWTH FUND -- 4 years                             President --
                                                                               Capital World
                                                                               Investors
                                                                               Investment
                                                                               professional for 25
                                                                               years in total; 23
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------

               ----
               33  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
               ----


                                                           PRIMARY TITLE WITH
                                                           INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR     PORTFOLIO COUNSELOR'S ROLE      (OR AFFILIATE)
   THE SERIES/TITLE (IF           IN MANAGEMENT OF,          AND INVESTMENT
       APPLICABLE)          AND EXPERIENCE IN, THE FUND(S)     EXPERIENCE
-------------------------------------------------------------------------------

HAROLD H. LA                Serves as an equity portfolio  Senior Vice
                            counselor for: GLOBAL SMALL    President --
                            CAPITALIZATION FUND -- 1 year  Capital Research
                                                           Global Investors
                                                           Investment
                                                           professional for 11
                                                           years in total; 10
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
JEFFREY T. LAGER            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            ASSET ALLOCATION FUND -- 2     Capital World
                            years                          Investors
                                                           Investment
                                                           professional for 14
                                                           years in total; 13
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
MARCUS B. LINDEN            Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            HIGH-INCOME BOND FUND -- 2     Income, Capital
                            years                          Research Company
                                                           Investment
                                                           professional for 14
                                                           years in total; 13
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
JAMES B. LOVELACE           Serves as an equity portfolio  Senior Vice
                            counselor for: BLUE CHIP       President --
                            INCOME AND GROWTH FUND -- 2    Capital Research
                            years                          Global Investors
                                                           Investment
                                                           professional for 27
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
JESPER LYCKEUS              Serves as an equity portfolio  Senior Vice
                            counselor for: INTERNATIONAL   President --
                            FUND -- 2 years (plus 8 years  Capital Research
                            of prior experience as an      Global Investors
                            investment analyst for the     Investment
                            fund) INTERNATIONAL GROWTH     professional for 14
                            AND INCOME FUND -- 1 year      years in total; 13
                            (since the fund's inception)   years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
FERGUS N. MACDONALD         Serves as a fixed-income       Vice President,
                            portfolio counselor for:       Fixed-Income,
                            U.S. GOVERNMENT/AAA-RATED      Capital Research
                            SECURITIES FUND -- Less than   Company
                            1 year                         Investment
                                                           professional for 17
                                                           years in total; 6
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
RONALD B. MORROW            SERVES AS AN EQUITY PORTFOLIO  Senior Vice
                            COUNSELOR FOR:                 President --
                            GROWTH FUND -- 6 years (plus   Capital World
                            6 years of prior experience    Investors
                            as an investment analyst for   Investment
                            the fund)                      professional for 40
                                                           years in total; 11
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
JAMES R. MULALLY            SERVES AS A FIXED-INCOME       Senior Vice
                            PORTFOLIO COUNSELOR FOR:       President -- Fixed
                            ASSET ALLOCATION FUND -- 3     Income, Capital
                            years                          Research and
                            GLOBAL BOND FUND -- 1 year     Management Company
                                                           Investment
                                                           professional for 33
                                                           years in total; 29
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
WESLEY K.-S. PHOA           Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President,
                            U.S. GOVERNMENT/AAA-RATED      Fixed-Income,
                            SECURITIES FUND -- Less than   Capital Research
                            1 year                         Company
                                                           Investment
                                                           professional for 16
                                                           years in total; 11
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
DAVID M. RILEY              SERVES AS AN EQUITY PORTFOLIO  Senior Vice
                            COUNSELOR FOR:                 President --
                            INTERNATIONAL GROWTH AND       Capital Research
                            INCOME FUND -- 1 year (since   Global Investors
                            the fund's inception)          Investment
                                                           professional for 15
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company
-------------------------------------------------------------------------------
EUGENE P. STEIN             Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            ASSET ALLOCATION FUND -- 1     Capital World
                            year                           Investors
                                                           Investment
                                                           professional for 38
                                                           years in total; 37
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
ANDREW B. SUZMAN            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GLOBAL GROWTH AND INCOME       Capital World
                            FUND -- less than 1 year       Investors
                                                           Investment
                                                           professional for 16
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
CHRISTOPHER M. THOMSEN      SERVES AS AN EQUITY PORTFOLIO  Senior Vice
                            COUNSELOR FOR:                 President --
                            INTERNATIONAL FUND -- 3 years  Capital Research
                                                           Global Investors
                                                           Investment
                                                           professional for 12
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
STEVEN T. WATSON            SERVES AS AN EQUITY PORTFOLIO  Senior Vice
                            COUNSELOR FOR:                 President --
                            GLOBAL GROWTH FUND -- 7 years  Capital World
                            (plus 4 years of prior         Investors
                            experience as an investment    Investment
                            analyst for the fund) GLOBAL   professional for 22
                            GROWTH AND INCOME              years in total; 19
                            FUND --3 years (since the      years with Capital
                            fund's inception)              Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------

                                                             ---
               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  34
                                                             ---


                                                          PRIMARY TITLE WITH
PORTFOLIO COUNSELOR FOR   PORTFOLIO COUNSELOR'S ROLE          INVESTMENT
  THE SERIES/TITLE (IF      IN MANAGEMENT OF, AND       ADVISER (OR AFFILIATE)
      APPLICABLE)         EXPERIENCE IN, THE FUND(S)  AND INVESTMENT EXPERIENCE
---------------------------------------------------------------------------------

PAUL A. WHITE             SERVES AS AN EQUITY         Senior Vice President --
                          PORTFOLIO COUNSELOR FOR:    Capital World Investors
                          GLOBAL GROWTH FUND -- 5     Investment professional
                          years (plus 5 years of      for 21 years in total; 10
                          prior experience as an      years with Capital
                          investment analyst for the  Research and Management
                          fund)                       Company or affiliate
---------------------------------------------------------------------------------
DYLAN J. YOLLES           Serves as an equity         Senior Vice President --
                          portfolio counselor for:    Capital Research Global
                          GROWTH-INCOME FUND -- 3     Investors
                          years                       Investment professional
                                                      for 12 years in total; 9
                                                      years with Capital
                                                      Research and Management
                                                      Company or affiliate

Additional information regarding the portfolio counselors' compensation, holdings in other accounts and ownership of securities in American Funds
Insurance Series can be found in the statement of additional information.

PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called "feeder funds" under master-feeder arrangements sponsored by insurance companies. All such shares may be purchased or redeemed by the separate accounts (or feeder funds) at net asset value without any sales or redemption charges. Such purchases and redemptions are made promptly after corresponding purchases and redemptions of units of the separate accounts (or feeder funds).

FREQUENT TRADING OF FUND SHARES

The Series and American Funds Distributors, Inc., the Series' distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds' portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American
Funds Distributors, Inc. has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized.
American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the Series' broad ability to restrict potentially harmful trading as described previously, the Series' board of trustees has adopted a
"purchase blocking policy" under which any contract owner redeeming units representing a beneficial interest in any fund other than Cash Management Fund
(including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction)
for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the contract owner's account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, where the entity maintaining the contract owner's account is able to identify the transaction as one of these types of transactions.

The Series reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company may work with the insurance company separate accounts to apply their procedures which American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account and request that the separate account either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service Company is not satisfied that insurance company separate account has taken appropriate action, American Funds
Service Company may terminate the separate account's ability to transact in fund shares.

               ----
               35  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
               ----


There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE SERIES' SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING
POLICY, ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE SERIES' AND
AMERICAN FUNDS DISTRIBUTORS, INC.'S RIGHT TO RESTRICT POTENTIALLY ABUSIVE
TRADING GENERALLY (INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT
WILL NOT BE PREVENTED OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY).
SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW
AMERICAN FUNDS SERVICE COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING
ACTIVITY IN THE SERIES.

VALUING SHARES

Each fund calculates its share price, also called net asset value, each day the
New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the securities in the funds' portfolios that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

Because certain of the funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the funds do not price their shares, the value of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company.

PLANS OF DISTRIBUTION

The Series has adopted plans of distribution or "12b-1 plans" for Class 2 and
Class 3 shares. Under these plans, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series' board of trustees. The plans provide for annual expenses of .25% for Class 2 shares and .18% for Class 3 shares. For these share classes, amounts paid under the 12b-1 plans are used by insurance company contract issuers to cover the expenses of certain contract owner services. The
12b-1 fees paid by the Series, as a percentage of average net assets, for the previous fiscal year, are indicated above in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of the Series' assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

DISTRIBUTIONS AND TAXES

Each fund of the Series intends to qualify as a "regulated investment company"
under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

                                                             ---
               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  36
                                                             ---


FINANCIAL HIGHLIGHTS/1/

The Financial Highlights table is intended to help you understand the funds'
results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers
LLP, whose report, along with the funds' financial statements, is included in the statement of additional information, which is available upon request.
Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

                    (Loss) income from investment operations/2/      Dividends and distributions
                    ------------------------------------------  -------------------------------------

                                   Net (losses)
          Net asset    Net           gains on                   Dividends                    Total     Net asset
           value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period    beginning   income       realized and     investment  investment (from capital      and       end of    Total
ended     of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return/3/

Global Discovery Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    14.09       .15            (6.37)          (6.22)      (.12)        (.30)         (.42)       7.45    (45.02)
12/31/07    13.05       .17             2.07            2.24       (.16)       (1.04)        (1.20)      14.09     17.55
12/31/06    11.63       .15             1.89            2.04       (.13)        (.49)         (.62)      13.05     17.66
12/31/05    10.79       .14             1.05            1.19       (.11)        (.24)         (.35)      11.63     11.07
CLASS 2
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    14.02       .12            (6.32)          (6.20)      (.09)        (.30)         (.39)       7.43    (45.09)
12/31/07    13.00       .14             2.05            2.19       (.13)       (1.04)        (1.17)      14.02     17.22
12/31/06    11.59       .11             1.89            2.00       (.10)        (.49)         (.59)      13.00     17.41
12/31/05    10.76       .11             1.05            1.16       (.09)        (.24)         (.33)      11.59     10.80

Global Growth Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    25.15       .47            (9.50)          (9.03)      (.41)       (1.75)        (2.16)      13.96    (38.23)
12/31/07    23.44       .51             2.98            3.49       (.76)       (1.02)        (1.78)      25.15     15.16
12/31/06    19.63       .41             3.62            4.03       (.22)          --          (.22)      23.44     20.73
12/31/05    17.31       .28             2.19            2.47       (.15)          --          (.15)      19.63     14.37
CLASS 2
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    25.00       .42            (9.43)          (9.01)      (.36)       (1.75)        (2.11)      13.88    (38.39)
12/31/07    23.29       .45             2.95            3.40       (.67)       (1.02)        (1.69)      25.00     14.85
12/31/06    19.52       .36             3.59            3.95       (.18)          --          (.18)      23.29     20.43
12/31/05    17.23       .23             2.18            2.41       (.12)          --          (.12)      19.52     14.07

Global Small Capitalization Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    27.20       .19           (13.33)         (13.14)        --        (2.88)        (2.88)      11.18    (53.39)
12/31/07    24.87       .12             5.27            5.39       (.90)       (2.16)        (3.06)      27.20     21.73
12/31/06    21.29       .19             4.74            4.93       (.14)       (1.21)        (1.35)      24.87     24.35
12/31/05    17.14       .13             4.23            4.36       (.21)          --          (.21)      21.29     25.66
CLASS 2
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    26.95       .14           (13.18)         (13.04)        --        (2.88)        (2.88)      11.03    (53.52)
12/31/07    24.64       .05             5.22            5.27       (.80)       (2.16)        (2.96)      26.95     21.43
12/31/06    21.12       .14             4.70            4.84       (.11)       (1.21)        (1.32)      24.64     24.05
12/31/05    17.02       .09             4.19            4.28       (.18)          --          (.18)      21.12     25.35

                       Ratio of   Ratio of    Ratio of
                       expenses   expenses      net
          Net assets, to average to average    income
            end of    net assets net assets  (loss) to
Period    period (in    before     after      average
ended      millions)    waiver   waiver/3/  net assets/3/

Global Discovery Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/09    $   xx         xx%       xx%          xx%
12/31/08        18        .60       .55         1.33
12/31/07        35        .60       .54         1.25
12/31/06        28        .62       .56         1.19
12/31/05        22        .61       .56         1.27
CLASS 2
12/31/09    $   xx         xx%       xx%          xx%
12/31/08       131        .85       .80         1.08
12/31/07       240        .85       .79          .98
12/31/06       151        .87       .81          .94
12/31/05        89        .86       .81         1.04

Global Growth Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/09    $   xx         xx%       xx%          xx%
12/31/08       675        .55       .50         2.37
12/31/07       684        .55       .50         2.06
12/31/06       278        .58       .53         1.95
12/31/05       206        .62       .57         1.56
CLASS 2
12/31/09    $   xx         xx%       xx%          xx%
12/31/08     3,198        .80       .75         2.12
12/31/07     5,180        .80       .75         1.84
12/31/06     4,015        .83       .78         1.71
12/31/05     2,617        .87       .82         1.30

Global Small Capitalization Fund
---------------------------------------------------------------------------------------------------
CLASS 1
12/31/09    $   xx         xx%       xx%          xx%
12/31/08       306        .74       .67         1.01
12/31/07       369        .73       .66          .45
12/31/06       247        .77       .69          .82
12/31/05       231        .79       .73          .72
CLASS 2
12/31/09    $   xx         xx%       xx%          xx%
12/31/08     1,748        .99       .92          .70
12/31/07     3,975        .98       .91          .20
12/31/06     2,927       1.02       .94          .61
12/31/05     1,977       1.04       .97          .49

               ----
               37  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
               ----


                    (Loss) income from investment operations/2/      Dividends and distributions
                    ------------------------------------------  -------------------------------------

                                   Net (losses)
          Net asset    Net           gains on                   Dividends                    Total     Net asset
           value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period    beginning   income       realized and     investment  investment (from capital      and       end of    Total
ended     of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return/3/

Growth Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    67.22       .63           (27.52)         (26.89)      (.56)       (6.26)        (6.82)      33.51    (43.83)
12/31/07    64.51       .68             7.44            8.12       (.68)       (4.73)        (5.41)      67.22     12.64
12/31/06    59.36       .70             5.46            6.16       (.63)        (.38)        (1.01)      64.51     10.48
12/31/05    51.39       .46             8.00            8.46       (.49)          --          (.49)      59.36     16.50
CLASS 2
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    66.72       .50           (27.27)         (26.77)      (.42)       (6.26)        (6.68)      33.27    (43.97)
12/31/07    64.08       .50             7.39            7.89       (.52)       (4.73)        (5.25)      66.72     12.35
12/31/06    58.98       .54             5.43            5.97       (.49)        (.38)         (.87)      64.08     10.22
12/31/05    51.10       .34             7.92            8.26       (.38)          --          (.38)      58.98     16.19
CLASS 3
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    67.21       .54           (27.50)         (26.96)      (.45)       (6.26)        (6.71)      33.54    (43.93)
12/31/07    64.50       .55             7.45            8.00       (.56)       (4.73)        (5.29)      67.21     12.44
12/31/06    59.34       .59             5.46            6.05       (.51)        (.38)         (.89)      64.50     10.29
12/31/05    51.38       .37             7.98            8.35       (.39)          --          (.39)      59.34     16.28

International Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    24.81       .43            (9.88)          (9.45)      (.40)       (2.74)        (3.14)      12.22    (42.01)
12/31/07    22.01       .43             3.95            4.38       (.41)       (1.17)        (1.58)      24.81     20.30
12/31/06    18.96       .41             3.21            3.62       (.38)        (.19)         (.57)      22.01     19.33
12/31/05    15.82       .32             3.11            3.43       (.29)          --          (.29)      18.96     21.75
CLASS 2
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    24.72       .41            (9.85)          (9.44)      (.35)       (2.74)        (3.09)      12.19    (42.12)
12/31/07    21.94       .36             3.94            4.30       (.35)       (1.17)        (1.52)      24.72     20.02
12/31/06    18.92       .35             3.20            3.55       (.34)        (.19)         (.53)      21.94     18.98
12/31/05    15.79       .28             3.11            3.39       (.26)          --          (.26)      18.92     21.50
CLASS 3
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    24.80       .43            (9.90)          (9.47)      (.36)       (2.74)        (3.10)      12.23    (42.10)
12/31/07    22.00       .39             3.94            4.33       (.36)       (1.17)        (1.53)      24.80     20.10
12/31/06    18.96       .37             3.20            3.57       (.34)        (.19)         (.53)      22.00     19.07
12/31/05    15.82       .29             3.11            3.40       (.26)          --          (.26)      18.96     21.54

New World Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    25.88       .43           (10.68)         (10.25)      (.36)       (1.70)        (2.06)      13.57    (42.20)
12/31/07    21.56       .46             6.25            6.71       (.83)       (1.56)        (2.39)      25.88     32.53
12/31/06    16.67       .41             4.95            5.36       (.32)        (.15)         (.47)      21.56     32.88
12/31/05    13.96       .33             2.58            2.91       (.20)          --          (.20)      16.67     21.10
CLASS 2
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    25.69       .40           (10.62)         (10.22)      (.30)       (1.70)        (2.00)      13.47    (42.37)
12/31/07    21.40       .40             6.20            6.60       (.75)       (1.56)        (2.31)      25.69     32.21
12/31/06    16.56       .36             4.92            5.28       (.29)        (.15)         (.44)      21.40     32.59
12/31/05    13.89       .29             2.56            2.85       (.18)          --          (.18)      16.56     20.74

Blue Chip Income and Growth Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    11.53       .22            (4.22)          (4.00)      (.21)        (.65)         (.86)       6.67    (36.30)
12/31/07    11.97       .24              .07             .31       (.36)        (.39)         (.75)      11.53      2.25
12/31/06    10.91       .20             1.63            1.83       (.16)        (.61)         (.77)      11.97     17.73
12/31/05    10.26       .18              .59             .77       (.12)          --          (.12)      10.91      7.57
CLASS 2
12/31/09   $ x.xx     $x.xx           $ x.xx          $ x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08    11.45       .19            (4.18)          (3.99)      (.19)        (.65)         (.84)       6.62    (36.50)
12/31/07    11.87       .21              .07             .28       (.31)        (.39)         (.70)      11.45      2.03
12/31/06    10.83       .17             1.61            1.78       (.13)        (.61)         (.74)      11.87     17.42
12/31/05    10.20       .15              .58             .73       (.10)          --          (.10)      10.83      7.24

                       Ratio of   Ratio of    Ratio of
                       expenses   expenses      net
          Net assets, to average to average    income
            end of    net assets net assets  (loss) to
Period    period (in    before     after      average
ended      millions)    waiver   waiver/3/  net assets/3/

Growth Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/09    $   xx         xx%        xx%         xx%
12/31/08     4,768        .33        .30        1.23
12/31/07     5,051        .33        .30        1.00
12/31/06     3,503        .34        .31        1.14
12/31/05     3,709        .35        .32         .87
CLASS 2
12/31/09    $   xx         xx%        xx%         xx%
12/31/08    13,383        .58        .55         .95
12/31/07    25,359        .58        .55         .74
12/31/06    23,122        .59        .56         .89
12/31/05    18,343        .60        .57         .64
CLASS 3
12/31/09    $   xx         xx%        xx%         xx%
12/31/08       198        .51        .48        1.02
12/31/07       425        .51        .48         .81
12/31/06       451        .52        .49         .95
12/31/05       499        .53        .50         .69

International Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/09    $   xx         xx%        xx%         xx%
12/31/08     1,864        .52        .48        2.42
12/31/07     1,708        .52        .47        1.82
12/31/06     1,648        .54        .49        1.99
12/31/05     1,599        .57        .52        1.92
CLASS 2
12/31/09    $   xx         xx%        xx%         xx%
12/31/08     4,901        .77        .72        2.16
12/31/07     9,719        .77        .72        1.55
12/31/06     7,260        .79        .74        1.72
12/31/05     4,790        .82        .77        1.64
CLASS 3
12/31/09    $   xx         xx%        xx%         xx%
12/31/08        57        .70        .65        2.25
12/31/07       123        .70        .65        1.64
12/31/06       120        .72        .67        1.81
12/31/05       116        .75        .70        1.74

New World Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/09    $   xx         xx%        xx%         xx%
12/31/08       253        .81        .73        2.18
12/31/07       261        .82        .74        1.92
12/31/06       126        .88        .80        2.19
12/31/05        88        .92        .85        2.22
CLASS 2
12/31/09    $   xx         xx%        xx%         xx%
12/31/08     1,044       1.06        .98        1.94
12/31/07     1,875       1.07        .99        1.69
12/31/06     1,175       1.13       1.05        1.93
12/31/05       677       1.17       1.10        1.97

Blue Chip Income and Growth Fund
---------------------------------------------------------------------------------------------------
CLASS 1
12/31/09    $   xx         xx%        xx%         xx%
12/31/08       220        .43        .39        2.48
12/31/07       143        .42        .38        1.95
12/31/06       159        .43        .39        1.75
12/31/05       135        .45        .41        1.73
CLASS 2
12/31/09    $   xx         xx%        xx%         xx%
12/31/08     2,602        .68        .64        2.10
12/31/07     4,274        .67        .63        1.70
12/31/06     3,937        .68        .64        1.50
12/31/05     3,029        .70        .66        1.48

                                                             ---
               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  38
                                                             ---


                       (Loss) income from investment operations/2/      Dividends and distributions
                       ------------------------------------------  -------------------------------------

                                      Net (losses)
             Net asset    Net           gains on                   Dividends                    Total     Net asset
              value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period       beginning   income       realized and     investment  investment (from capital      and       end of    Total
ended        of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return/3/

Global Growth and Income Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $ x.xx     $x.xx          $  x.xx         $  x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08       11.78       .28            (5.09)          (4.81)      (.22)        (.07)         (.29)       6.68    (41.06)
12/31/07       10.98       .28             1.14            1.42       (.22)        (.40)         (.62)      11.78     13.04
12/31/06/6/    10.00       .14              .91            1.05       (.07)          --          (.07)      10.98     10.49
CLASS 2
12/31/09      $ x.xx     $x.xx          $  x.xx         $  x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08       11.75       .26            (5.07)          (4.81)      (.20)        (.07)         (.27)       6.67    (41.17)
12/31/07       10.97       .25             1.13            1.38       (.20)        (.40)         (.60)      11.75     12.67
12/31/06/6/    10.00       .11              .92            1.03       (.06)          --          (.06)      10.97     10.30

Growth-Income Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $ x.xx     $x.xx          $  x.xx         $  x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08       42.52       .69           (15.91)         (15.22)      (.69)       (2.36)        (3.05)      24.25    (37.68)
12/31/07       42.43       .80             1.51            2.31       (.77)       (1.45)        (2.22)      42.52      5.32
12/31/06       38.31       .77             5.03            5.80       (.72)        (.96)        (1.68)      42.43     15.51
12/31/05       36.81       .62             1.61            2.23       (.58)        (.15)         (.73)      38.31      6.08
CLASS 2
12/31/09      $ x.xx     $x.xx          $  x.xx         $  x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08       42.26       .60           (15.80)         (15.20)      (.59)       (2.36)        (2.95)      24.11    (37.85)
12/31/07       42.19       .68             1.50            2.18       (.66)       (1.45)        (2.11)      42.26      5.04
12/31/06       38.12       .67             4.99            5.66       (.63)        (.96)        (1.59)      42.19     15.20
12/31/05       36.64       .53             1.60            2.13       (.50)        (.15)         (.65)      38.12      5.83
CLASS 3
12/31/09      $ x.xx     $x.xx          $  x.xx         $  x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08       42.51       .64           (15.90)         (15.26)      (.62)       (2.36)        (2.98)      24.27    (37.78)
12/31/07       42.42       .73             1.50            2.23       (.69)       (1.45)        (2.14)      42.51      5.12
12/31/06       38.31       .70             5.01            5.71       (.64)        (.96)        (1.60)      42.42     15.30
12/31/05       36.80       .56             1.61            2.17       (.51)        (.15)         (.66)      38.31      5.88

International Growth and Income Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $ x.xx     $x.xx          $  x.xx         $  x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08/7/    10.00       .01              .92             .93       (.01)          --          (.01)      10.92      9.28
CLASS 2
12/31/09      $ x.xx     $x.xx          $  x.xx         $  x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08/7/    10.00       .01              .92             .93       (.01)          --          (.01)      10.92      9.27

Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $ x.xx     $x.xx          $  x.xx         $  x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08       18.51       .47            (5.70)          (5.23)      (.45)        (.67)        (1.12)      12.16    (29.30)
12/31/07       18.34       .51              .75            1.26       (.45)        (.64)        (1.09)      18.51      6.82
12/31/06       16.56       .47             1.97            2.44       (.43)        (.23)         (.66)      18.34     14.96
12/31/05       15.49       .41             1.05            1.46       (.39)          --          (.39)      16.56      9.45
CLASS 2
12/31/09      $ x.xx     $x.xx          $  x.xx         $  x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08       18.39       .43            (5.66)          (5.23)      (.41)        (.67)        (1.08)      12.08    (29.51)
12/31/07       18.23       .47              .74            1.21       (.41)        (.64)        (1.05)      18.39      6.55
12/31/06       16.47       .42             1.96            2.38       (.39)        (.23)         (.62)      18.23     14.66
12/31/05       15.42       .37             1.04            1.41       (.36)          --          (.36)      16.47      9.14
CLASS 3
12/31/09      $ x.xx     $x.xx          $  x.xx         $  x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08       18.50       .44            (5.68)          (5.24)      (.42)        (.67)        (1.09)      12.17    (29.39)
12/31/07       18.34       .48              .74            1.22       (.42)        (.64)        (1.06)      18.50      6.56
12/31/06       16.56       .44             1.97            2.41       (.40)        (.23)         (.63)      18.34     14.75
12/31/05       15.49       .38             1.05            1.43       (.36)          --          (.36)      16.56      9.26

Bond Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09      $ x.xx     $x.xx          $  x.xx         $  x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08       11.14       .61            (1.64)          (1.03)      (.63)        (.03)         (.66)       9.45     (9.16)
12/31/07       11.64       .65             (.24)            .41       (.91)          --          (.91)      11.14      3.66
12/31/06       11.31       .63              .17             .80       (.47)          --          (.47)      11.64      7.31
12/31/05       11.57       .60             (.40)            .20       (.46)          --          (.46)      11.31      1.77
CLASS 2
12/31/09      $ x.xx     $x.xx          $  x.xx         $  x.xx      $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08       11.03       .59            (1.63)          (1.04)      (.60)        (.03)         (.63)       9.36     (9.35)
12/31/07       11.53       .61             (.24)            .37       (.87)          --          (.87)      11.03      3.33
12/31/06       11.22       .60              .16             .76       (.45)          --          (.45)      11.53      6.99
12/31/05       11.48       .57             (.39)            .18       (.44)          --          (.44)      11.22      1.59

                          Ratio of   Ratio of    Ratio of
                          expenses   expenses      net
             Net assets, to average to average    income
               end of    net assets net assets  (loss) to
Period       period (in    before     after      average
ended         millions)    waiver   waiver/3/  net assets/3/

Global Growth and Income Fund
------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09       $    xx       xx%        xx%          xx%
12/31/08            95      .62        .56         3.00
12/31/07            79      .71        .58         2.37
12/31/06/6/         45      .72/5/     .65/5/      2.10/5/
CLASS 2
12/31/09       $    xx       xx%        xx%          xx%
12/31/08         1,529      .86        .81         2.73
12/31/07         1,997      .96        .83         2.11
12/31/06/6/        638      .97/5/     .90/5/      1.64/5/

Growth-Income Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/09       $    xx       xx%        xx%          xx%
12/31/08         5,034      .28        .25         2.03
12/31/07         5,618      .27        .25         1.82
12/31/06         3,759      .28        .25         1.92
12/31/05         3,825      .29        .27         1.68
CLASS 2
12/31/09       $    xx       xx%        xx%          xx%
12/31/08        13,046      .53        .50         1.75
12/31/07        23,243      .52        .50         1.57
12/31/06        22,688      .53        .50         1.67
12/31/05        17,608      .54        .52         1.44
CLASS 3
12/31/09       $    xx       xx%        xx%          xx%
12/31/08           205      .46        .43         1.83
12/31/07           405      .45        .43         1.64
12/31/06           458      .46        .43         1.74
12/31/05           471      .47        .45         1.50

International Growth and Income Fund
------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09       $    xx       xx%        xx%          xx%
12/31/08/7/         12      .09        .08          .14
CLASS 2
12/31/09       $    xx       xx%        xx%          xx%
12/31/08/7/          4      .11        .11          .05

Asset Allocation Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/09       $    xx       xx%        xx%          xx%
12/31/08         2,243      .32        .29         2.98
12/31/07         1,927      .32        .29         2.69
12/31/06         1,079      .33        .30         2.67
12/31/05           879      .35        .32         2.57
CLASS 2
12/31/09       $    xx       xx%        xx%          xx%
12/31/08         4,822      .57        .54         2.70
12/31/07         7,308      .57        .54         2.45
12/31/06         6,362      .58        .55         2.42
12/31/05         5,120      .60        .57         2.31
CLASS 3
12/31/09       $    xx       xx%        xx%          xx%
12/31/08            41      .50        .47         2.77
12/31/07            71      .50        .47         2.52
12/31/06            76      .51        .48         2.49
12/31/05            76      .53        .50         2.39

Bond Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/09       $    xx       xx%        xx%          xx%
12/31/08         2,090      .40        .36         5.84
12/31/07           436      .41        .37         5.59
12/31/06           230      .43        .39         5.54
12/31/05           182      .44        .40         5.30
CLASS 2
12/31/09       $    xx       xx%        xx%          xx%
12/31/08         3,432      .65        .61         5.53
12/31/07         4,679      .66        .62         5.34
12/31/06         3,374      .68        .64         5.29
12/31/05         2,312      .69        .65         5.06

               ----
               39  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
               ----


                            (Loss) income from investment
                                    operations/2/                   Dividends and distributions
                        -------------------------------------  -------------------------------------

                                     Net (losses)
              Net asset    Net         gains on                Dividends                    Total     Net asset
               value,   investment securities (both Total from (from net  Distributions   dividends    value,
Period        beginning   income     realized and   investment investment (from capital      and       end of    Total
ended         of period   (loss)     unrealized)    operations  income)      gains)     distributions  period   return/3/

Global Bond Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09       $ x.xx     $x.xx         $ x.xx        $ x.xx     $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08        10.83       .48           (.09)          .39      (.54)          --/8/       (.54)      10.68      3.60
12/31/07        10.18       .49            .47           .96      (.31)          --          (.31)      10.83      9.54
12/31/06/9/     10.00       .10            .15           .25      (.07)          --          (.07)      10.18      2.52
CLASS 2
12/31/09       $ x.xx     $x.xx         $ x.xx        $ x.xx     $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08        10.81       .44           (.07)          .37      (.52)          --/8/       (.52)      10.66      3.48
12/31/07        10.17       .47            .47           .94      (.30)          --          (.30)      10.81      9.23
12/31/06/10/    10.00       .06            .18           .24      (.07)          --          (.07)      10.17      1.99

High-Income Bond Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09       $ x.xx     $x.xx         $ x.xx        $ x.xx     $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08        11.65       .87          (3.64)        (2.77)     (.83)          --          (.83)       8.05    (23.74)
12/31/07        12.90       .95           (.72)          .23     (1.48)          --         (1.48)      11.65      1.62
12/31/06        12.41       .92            .37          1.29      (.80)          --          (.80)      12.90     10.89
12/31/05        12.89       .85           (.55)          .30      (.78)          --          (.78)      12.41      2.46
CLASS 2
12/31/09       $ x.xx     $x.xx         $ x.xx        $ x.xx     $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08        11.55       .84          (3.60)        (2.76)     (.80)          --          (.80)       7.99    (23.84)
12/31/07        12.79       .91           (.72)          .19     (1.43)          --         (1.43)      11.55      1.33
12/31/06        12.32       .89            .36          1.25      (.78)          --          (.78)      12.79     10.59
12/31/05        12.81       .81           (.55)          .26      (.75)          --          (.75)      12.32      2.20
CLASS 3
12/31/09       $ x.xx     $x.xx         $ x.xx        $ x.xx     $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08        11.65       .86          (3.64)        (2.78)     (.80)          --          (.80)       8.07    (23.76)
12/31/07        12.88       .92           (.72)          .20     (1.43)          --         (1.43)      11.65      1.40
12/31/06        12.39       .90            .36          1.26      (.77)          --          (.77)      12.88     10.66
12/31/05        12.87       .82           (.55)          .27      (.75)          --          (.75)      12.39      2.25

U.S. Government/AAA-Rated Securities Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09       $ x.xx     $x.xx         $ x.xx        $ x.xx     $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08        11.73       .50            .41           .91      (.35)          --          (.35)      12.29      7.84
12/31/07        11.87       .58            .20           .78      (.92)          --          (.92)      11.73      6.83
12/31/06        11.91       .55           (.10)          .45      (.49)          --          (.49)      11.87      3.95
12/31/05        12.07       .48           (.16)          .32      (.48)          --          (.48)      11.91      2.70
CLASS 2
12/31/09       $ x.xx     $x.xx         $ x.xx        $ x.xx     $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08        11.65       .47            .41           .88      (.33)          --          (.33)      12.20      7.63
12/31/07        11.79       .54            .19           .73      (.87)          --          (.87)      11.65      6.49
12/31/06        11.83       .51           (.09)          .42      (.46)          --          (.46)      11.79      3.75
12/31/05        12.00       .45           (.16)          .29      (.46)          --          (.46)      11.83      2.41
CLASS 3
12/31/09       $ x.xx     $x.xx         $ x.xx        $ x.xx     $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08        11.74       .48            .41           .89      (.33)          --          (.33)      12.30      7.66
12/31/07        11.86       .55            .20           .75      (.87)          --          (.87)      11.74      6.63
12/31/06        11.89       .52           (.09)          .43      (.46)          --          (.46)      11.86      3.80
12/31/05        12.05       .46           (.16)          .30      (.46)          --          (.46)      11.89      2.50

Cash Management Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09       $ x.xx     $x.xx         $ x.xx        $ x.xx     $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08        11.40       .24             --/8/        .24      (.20)          --          (.20)      11.44      2.15
12/31/07        11.62       .57             --/8/        .57      (.79)          --          (.79)      11.40      4.95
12/31/06        11.31       .54             --/8/        .54      (.23)          --          (.23)      11.62      4.81
12/31/05        11.09       .33             --/8/        .33      (.11)          --          (.11)      11.31      2.97
CLASS 2
12/31/09       $ x.xx     $x.xx         $ x.xx        $ x.xx     $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08        11.35       .20            .02           .22      (.19)          --          (.19)      11.38      1.90
12/31/07        11.56       .54             --/8/        .54      (.75)          --          (.75)      11.35      4.73
12/31/06        11.26       .51             --/8/        .51      (.21)          --          (.21)      11.56      4.59
12/31/05        11.05       .30             --/8/        .30      (.09)          --          (.09)      11.26      2.68
CLASS 3
12/31/09       $ x.xx     $x.xx         $ x.xx        $ x.xx     $x.xx       $ x.xx        $ x.xx      $ x.xx      x.xx%
12/31/08        11.40       .22            .01           .23      (.19)          --          (.19)      11.44      1.99
12/31/07        11.60       .55             --/8/        .55      (.75)          --          (.75)      11.40      4.83
12/31/06        11.29       .52             --/8/        .52      (.21)          --          (.21)      11.60      4.64
12/31/05        11.07       .30             --/8/        .30      (.08)          --          (.08)      11.29      2.74

                           Ratio of   Ratio of    Ratio of
                           expenses   expenses      net
              Net assets, to average to average    income
                end of    net assets net assets  (loss) to
Period        period (in    before     after      average
ended          millions)    waiver   waiver/3/  net assets/3/

Global Bond Fund
----------------------------------------------------------------------------------
CLASS 1
12/31/09        $   xx        xx%        xx%          xx%
12/31/08           111       .59        .53         4.36
12/31/07            28       .61        .55         4.61
12/31/06/9/         12       .15        .13         1.00
CLASS 2
12/31/09        $   xx        xx%        xx%          xx%
12/31/08           802       .84        .79         4.06
12/31/07           279       .86        .80         4.41
12/31/06/10/        15       .13        .12          .60

High-Income Bond Fund
----------------------------------------------------------------------------------
CLASS 1
12/31/09        $   xx        xx%        xx%          xx%
12/31/08           340       .48        .43         8.22
12/31/07           308       .48        .44         7.41
12/31/06           293       .49        .45         7.36
12/31/05           309       .50        .46         6.76
CLASS 2
12/31/09        $   xx        xx%        xx%          xx%
12/31/08           780       .73        .68         7.92
12/31/07           996       .73        .69         7.17
12/31/06           832       .74        .70         7.12
12/31/05           590       .75        .71         6.55
CLASS 3
12/31/09        $   xx        xx%        xx%          xx%
12/31/08            18       .66        .61         7.96
12/31/07            28       .66        .62         7.21
12/31/06            34       .67        .63         7.19
12/31/05            37       .68        .64         6.58

U.S. Government/AAA-Rated Securities Fund
--------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/09        $   xx        xx%        xx%          xx%
12/31/08           496       .43        .38         4.17
12/31/07           211       .46        .41         4.83
12/31/06           218       .47        .42         4.64
12/31/05           252       .47        .43         3.99
CLASS 2
12/31/09        $   xx        xx%        xx%          xx%
12/31/08         1,219       .68        .64         3.93
12/31/07           597       .71        .66         4.58
12/31/06           402       .72        .67         4.40
12/31/05           341       .72        .68         3.75
CLASS 3
12/31/09        $   xx        xx%        xx%          xx%
12/31/08            33       .61        .57         4.03
12/31/07            29       .64        .59         4.65
12/31/06            32       .65        .60         4.45
12/31/05            39       .65        .61         3.81

Cash Management Fund
---------------------------------------------------------------------------------------------------
CLASS 1
12/31/09        $   xx        xx%        xx%          xx%
12/31/08           158       .32        .29         2.07
12/31/07           112       .33        .30         4.88
12/31/06            98       .33        .30         4.74
12/31/05            75       .33        .30         2.91
CLASS 2
12/31/09        $   xx        xx%        xx%          xx%
12/31/08         1,023       .57        .54         1.73
12/31/07           452       .58        .55         4.61
12/31/06           282       .58        .55         4.52
12/31/05           153       .58        .55         2.71
CLASS 3
12/31/09        $   xx        xx%        xx%          xx%
12/31/08            25       .50        .47         1.91
12/31/07            20       .51        .48         4.70
12/31/06            18       .51        .48         4.53
12/31/05            16       .51        .48         2.70

                                                             ---
               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  40
                                                             ---


                                                       Year ended December 31
                                                   -------------------------------
Portfolio turnover rate for all classes of shares  2009  2008  2007  2006    2005
-------------------------------------------------  ---- ----   ----  ----    ----

   Global Discovery Fund                            xx%  46%     50%   31%     53%
   Global Growth Fund                               xx   38      38    31      26
   Global Small Capitalization Fund                 xx   47      49    50      47
   Growth Fund                                      xx   26      40    35      29
   International Fund                               xx   52      41    29      40
   New World Fund                                   xx   32      34    32      26
   Blue Chip Income and Growth Fund                 xx   24      27    21      33
   Global Growth and Income Fund                    xx   36      36     8/6/   --
   Growth-Income Fund                               xx   31      24    25      20
   International Growth and Income Fund             xx   --/7/   --    --      --
   Asset Allocation Fund                            xx   36      29    38      23
   Bond Fund                                        xx   63      57    57      46
   Global Bond Fund                                 xx  118      85     7/9/   --
   High-Income Bond Fund                            xx   29      32    35      35
   U.S. Government/AAA-Rated Securities Fund        xx  108      91    76      86
   Cash Management Fund                             xx   --      --    --      --

/1/Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/Based on average shares outstanding.

/3/This column reflects the impact, if any, of certain waivers by Capital
   Research and Management Company. During some of the periods shown, Capital
   Research and Management Company reduced fees for investment advisory services.

/4/From January 16, 2004, when Class 3 shares were first issued.

/5/Annualized.

/6/From May 1, 2006, commencement of operations.

/7/From November 18, 2008, commencement of operations.

/8/Amount less than $.01.

/9/From October 4, 2006 , commencement of operations.

/10/From November 6, 2006, when Class 2 shares were first issued.

               ----
               41  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
               ----


  [LOGO] American Funds(R)              The right choice for the long term(R)

OTHER FUND INFORMATION

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS
The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the funds' investment strategies, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS
The current SAI, as amended from time to time, contains more detailed information on all aspects of the Series, including the funds' financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the
Series' investment adviser and its affiliated companies.

The current SAI and the codes of ethics are on file with the Securities and
Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F
Street, NE, Washington, D.C. 20549-0102.

Because you cannot purchase shares of the Series directly, the Series does not maintain an Internet website. However, the current SAI and annual/semi-annual reports to shareholders may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at 800/421-4120 or writing to the Secretary at 333 South Hope Street, Los Angeles, California
90071.

                            Litho in USA   Investment Company File No. 811-3857

THE CAPITAL GROUP COMPANIES

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust


                        AMERICAN FUNDS INSURANCE SERIES

                                     Part B
                      Statement of Additional Information

                                  May 1, 2010

This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Insurance Series (the "Series") dated May
1, 2010. You may obtain a prospectus from your financial adviser or by writing to the Series at the following address:

                        American Funds Insurance Series
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

Item                                                                  Page No.
----                                                                  --------

Certain investment limitations and guidelines . . . . . . . . . . .
Description of certain securities and investment techniques . . . .
Fund policies . . . . . . . . . . . . . . . . . . . . . . . . . . .
Management of the Series  . . . . . . . . . . . . . . . . . . . . .
Execution of portfolio transactions . . . . . . . . . . . . . . . .
Disclosure of portfolio holdings. . . . . . . . . . . . . . . . . .
Price of shares . . . . . . . . . . . . . . . . . . . . . . . . . .
Taxes and distributions . . . . . . . . . . . . . . . . . . . . . .
General information . . . . . . . . . . . . . . . . . . . . . . . .
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Investment portfolio
Financial statements

                   American Funds Insurance Series -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund's net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.

GLOBAL DISCOVERY FUND

     General

     .    The fund seeks to achieve its objective by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy. Current income is a secondary consideration.

     Investing outside the U.S.

     .    Although the fund currently expects to invest a majority of its assets in the United States, it may invest its assets on a global basis. The fund may invest in securities of issuers domiciled outside the United
          States, including securities denominated in currencies other than the
          U.S. dollar.

     Debt securities

     .    The fund may not invest in debt securities rated below Ca by Moody's
          Investors Service ("Moody's") and below CC by Standard & Poor's
          Corporation ("S&P") or in unrated securities determined to be of equivalent quality.

GLOBAL GROWTH FUND

     General

     .    The fund invests primarily in common stocks of companies located around the world.

     Debt securities

     .    The fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa1 or below by Moody's and BBB+ or below by S&P or in unrated securities that are determined to be of equivalent quality.

GLOBAL SMALL CAPITALIZATION FUND

     Equity securities

     .    Normally, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations. The investment adviser currently defines "small market capitalization"
          companies to be companies with market

                   American Funds Insurance Series -- Page 2

          capitalizations of $3.5 billion or less. The investment adviser has periodically reevaluated and adjusted this definition and may continue to do so in the future.

     Debt securities

     .    The fund may invest up to 10% of its assets in straight debt securities rated Baa1 or below by Moody's and BBB+ or below by S&P, or unrated but determined to be of equivalent quality.

GROWTH FUND

     General

     .    The fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

     Investing outside the U.S.

     .    The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and Canada.

     Debt securities

     .    The fund may invest up to 10% of its assets in straight debt securities rated Ba1 or below by Moody's and BB+ or below by S&P or in unrated securities that are determined to be of equivalent quality.
          These are known as high yield securities ("high yield").

INTERNATIONAL FUND

     General

     .    The fund invests primarily in common stocks of companies located outside the United States.

     Debt securities

     .    The fund may invest up to 5% of its assets in straight debt securities rated Baa1 or below by Moody's and BBB+ or below by S&P or in unrated securities that are determined to be of equivalent quality.

NEW WORLD FUND

     General

     .    The fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

                   American Funds Insurance Series -- Page 3

     .    The fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries which have developing economies and/or markets.

     Equity securities

     .    The fund may invest the balance of its assets in equity securities of any company regardless of where it is based, provided the adviser has determined that a significant portion of its assets or revenues
          (generally 20% or more) is attributable to developing countries.

     Debt securities

     .    The fund may invest up to 25% of its assets in straight debt securities of issuers primarily based in qualified countries which have developing economies and/or markets, or issuers that the fund's investment adviser determines have a significant portion of their assets or revenues (generally 20% or more) attributable to developing countries.

     .    The fund may invest up to 25% of its assets in straight debt securities rated high yield.

BLUE CHIP INCOME AND GROWTH FUND

     General

     .    This fund will seek to produce income exceeding the average yield on
          U.S. stocks generally (as represented by the average yield on the S&P
          500) and to provide an opportunity for growth of principal consistent with sound common stock investing.

     Equity securities

     .    This fund will primarily invest in common stocks of larger U.S.-based companies (those with market capitalizations of $4 billion and above).

     .    This fund ordinarily will invest at least 90% of equity assets in the stock of companies in business for five or more years (including predecessor companies).

     .    This fund ordinarily will invest at least 90% of equity assets in the stock of companies that pay regular dividends.

     .    This fund ordinarily will invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade.

     .    This fund will not invest in private placements of stock of companies.

     .    This fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

     Investing outside the U.S.

     .    This fund may invest up to 10% of assets in common stocks of larger
          non-U.S. companies so long as they are listed or traded in the United
          States.

                   American Funds Insurance Series -- Page 4

GLOBAL GROWTH AND INCOME FUND

     General

     .    The fund seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of
          well-established companies located around the world.

     Investing outside the U.S.

     .    The fund may invest a majority of its assets outside the United
          States. For temporary defensive purposes, the fund may invest principally or entirely in securities that are denominated in U.S.
          dollars or whose issuers are domiciled in the United States.

     Debt securities

     .    The fund may invest up to 10% of its assets in straight debt securities rated Baa1 or below by Moody's and BBB+ or below by S&P or unrated but determined to be of equivalent quality.

     .    The fund may invest up to 5% of its assets in straight debt securities rated high yield.

GROWTH-INCOME FUND

     General

     .    The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

     Investing outside the U.S.

     .    The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and not in the S&P 500.

     Debt securities

     .
          The fund may invest up to 5% of its assets in straight debt securities rated high yield.

INTERNATIONAL GROWTH AND INCOME FUND

     General

     .    The fund may invest up to 20% of its assets in securities of issuers domiciled in the United States; however, the fund has no current intention of investing more than 10% of its assets in securities of issuers domiciled in the United States or whose securities are primarily listed on U.S. securities exchanges. Accordingly, the fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed on exchanges outside the United States. For purposes of this 90% limit, the

                   American Funds Insurance Series -- Page 5

          fund will include holdings of cash and cash equivalents issued by both
          U.S. issuers and issuers domiciled outside the U.S. The fund may invest a portion of its assets in companies located in developing countries.

ASSET ALLOCATION FUND

     General

     .    The fund will generally invest 40% to 80% of its assets in equity securities; 20% to 50% in debt securities; and 0% to 40% in money market instruments (including cash).

     Debt securities

     .    Up to 25% of the fund's debt assets may be invested in straight debt securities (i.e., not convertible into equity) rated high yield.

     Investing outside the U.S.

     .    The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and not in the S&P 500.

     .    The fund may invest up to 5% of its assets in debt securities of issuers domiciled outside the United States.

BOND FUND

     General

     .    The fund will invest at least 80% of its assets in bonds. The fund may not purchase equity securities directly, other than certain convertible securities. The fund may retain up to 5% of its assets in common stock, warrants and rights received in conjunction with, or in exchange for, debt securities.

     .    The fund may invest up to 20% of its assets in preferred securities, including convertible and nonconvertible preferred securities.

     Debt securities

     .    For purposes of the above limits, bonds include any debt instrument including corporate bank loans and cash equivalents, and include nonvoting, nonconvertible preferred securities.

     .    The fund will invest at least 35% of its assets in debt securities
          (including cash and cash equivalents) rated A3 or better by Moody's or
          A- or better by S&P or in unrated securities that are determined to be of equivalent quality.

     .    The fund will invest at least 65% of its assets in debt securities
          (including cash and cash equivalents) that are rated Baa3 or better by
          Moody's or BBB- or better

                   American Funds Insurance Series -- Page 6

          by S&P or in unrated securities that are determined to be of equivalent quality. These securities are known as investment grade securities ("investment grade").

     .    The fund may invest up to 35% of its assets in debt securities rated high yield.

     Investing outside the U.S.

     .    The fund may invest up to 20% of its assets in securities denominated in currencies other than the U.S. dollar. The fund may also invest in bonds of issuers domiciled outside the U.S. which are denominated in
          U.S. dollars.

GLOBAL BOND FUND

     Debt securities

     .    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument including corporate bank loans and cash equivalents and may include certain preferred securities).

     .    Normally, the fund will invest substantially in debt securities rated investment grade.

     .    The fund may invest up to 35% of its assets in debt securities rated high yield.

HIGH-INCOME BOND FUND

     Debt securities

     .    The fund will invest at least 80% of its assets in bonds. For purposes of this limit, bonds include any debt instrument including corporate bank loans and cash equivalents, and may include certain preferred securities.

     .    The fund will invest at least 65% of its assets in debt securities rated Ba1 or below by Moody's or BB+ or below by S&P or in unrated securities that are determined to be of equivalent quality.

     Equity and other securities

     .    The fund may invest up to 20% of its assets in equity securities, such as common and preferred stocks and convertible securities.

     Maturity

     .    The fund generally will invest in securities with maturities in excess of three years.

     Investing outside the U.S.

     .    The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.

                   American Funds Insurance Series -- Page 7

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

     General

     .    The fund will invest at least 80% of its assets in securities guaranteed by the "full faith and credit" pledge of the U.S.
          government or debt securities that are rated Aaa by Moody's or AAA by
          S&P or unrated but determined to be of equivalent quality.

CASH MANAGEMENT FUND

     General

     .    The fund will invest in high quality money market instruments rated in the two highest quality short-term categories by at least two nationally recognized statistical rating organizations.

     Maturity

     .    The fund may purchase securities that mature or may be redeemed in 13 months or less (25 months or less if U.S. government securities), even if their original maturity is greater than one year.

                   American Funds Insurance Series -- Page 8

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

With respect to all funds, portfolio changes will be made without regard to the length of time a particular investment may have been held.

EQUITY SECURITIES -- Certain funds are eligible to invest in equity securities.
Equity securities represent an ownership position in a company. Equity securities held by the funds typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the funds' ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by certain of the funds may involve large price swings and potential for loss.

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, rated Ba1 or below by Moody's and/or BB+ or below by S&P or unrated but determined by the funds' investment adviser to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

                   American Funds Insurance Series -- Page 9

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the funds would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the funds may incur losses or expenses in seeking recovery of amounts owed to them.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the funds' ability to value accurately or dispose of such debt securities.
     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the funds' portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing
so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency's view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix for more information about credit ratings.

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The funds may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated
conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

These securities may include hybrid securities, which also have equity and debt characteristics. Such securities are normally at the bottom of an issuer's debt capital structure. As such, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt

                   American Funds Insurance Series -- Page 10

securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

INVESTING IN SMALLER CAPITALIZATION STOCKS -- Global Discovery Fund, Global
Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund,
New World Fund, Global Growth and Income Fund, Growth-Income Fund, International
Growth and Income Fund and Asset Allocation Fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $3.5 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets, or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. Because Global Small Capitalization Fund in particular emphasizes the stocks of issuers with smaller market capitalizations (by U.S.
standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than if it were to concentrate on larger capitalization stocks. The funds determine relative market capitalizations using U.S. standards. Accordingly, the funds' investments in certain countries outside the United States may have larger market capitalizations relative to other companies within those countries.

INVESTING IN PRIVATE COMPANIES -- Global Discovery Fund, Global Growth Fund,
Global Small Capitalization Fund, Growth Fund, International Fund, New World
Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth
and Income Fund, Asset Allocation Fund, Bond Fund, Global Bond Fund and
High-Income Bond Fund may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company's public offering and are often subject to additional contractual restrictions on resale that would prevent the funds from selling their company shares for a period of time following the public offering.

Investments in private companies can offer the funds significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

INVESTING OUTSIDE THE U.S. -- Global Discovery Fund, Global Growth Fund, Global
Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue
Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund,
International Growth and Income Fund, Asset Allocation Fund, Bond Fund, Global
Bond Fund and High-Income Bond Fund may invest in securities of issuers domiciled outside the United States and which may be denominated in currencies other than the U.S. dollar. In determining the domicile of an issuer, the funds'
investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account

                   American Funds Insurance Series -- Page 11

such factors as where the company is legally organized and/or maintains principal corporate offices and/or conducts its principal operations. Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries, reflecting the greater uncertainties of investing in less established markets and economies. In particular, developing countries may have less stable governments, may present the risks of nationalization of businesses, may have restrictions on foreign ownership and prohibitions on the repatriation of assets and may have less protection of property rights than more developed countries.
The economies of developing countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Additional costs could be incurred in connection with the funds' investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the funds will bear certain expenses in connection with their currency transactions. Furthermore, increased custodia

U.S. Government/AAA-Rated Securities Fund and Cash Management Fund may purchase obligations of corporations or governmental entities outside the United States, provided they are U.S. dollar-denominated and highly liquid. Accordingly, while the risks mentioned above are still present, they are present to a lesser extent.

Certain risk factors related to developing countries are discussed below:

     CURRENCY FLUCTUATIONS -- Certain funds may invest in securities valued in currencies other than the U.S. dollar. Certain developing countries'
     currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the funds' securities holdings would generally depreciate and vice versa. Consistent with their investment objectives, the funds can engage in certain currency transactions to hedge against currency fluctuations. See "Currency
     Transactions" below.

     GOVERNMENT REGULATION -- The political, economic and social structures of certain developing countries may be more volatile and less developed than those in the United States. Certain developing countries lack uniform accounting, auditing and financial

                   American Funds Insurance Series -- Page 12

     reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

     Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing market countries. While the funds will only invest in markets where these restrictions are considered acceptable, a country could impose new or additional repatriation restrictions after the funds'
     investment. If this happened, the funds' response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the funds' liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the funds because foreign shareholders hold the maximum amount legally permissible.

     While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation or creation of government monopolies to the possible detriment of the funds' investments.

     LESS DEVELOPED SECURITIES MARKETS -- Developing countries may have less well-developed securities markets and exchanges. The securities markets have lower trading volumes than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

     SETTLEMENT RISKS -- Settlement systems in developing countries are generally less well organized than in developed markets. Supervisory authorities may also be unable to apply standards comparable with those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the funds may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the "counterparty")
     through whom the transaction is effected might cause the funds to suffer a loss. The funds will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the funds will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed countries.
     There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the funds.

                   American Funds Insurance Series -- Page 13

     INVESTOR INFORMATION -- The funds may encounter problems assessing investment opportunities in certain developing securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the funds will not invest in such market or security.

     TAXATION -- Taxation of dividends and capital gains received by non-residents varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the funds could in the future become subject to local tax liability that they had not reasonably anticipated in conducting their investment activities or valuing their assets.

     LITIGATION -- The funds and their shareholders may encounter substantial difficulties in obtaining and enforcing judgments against resident individuals and companies domiciled outside the United States.

     FRAUDULENT SECURITIES -- Securities purchased by the funds may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the funds.

CURRENCY TRANSACTIONS -- Global Discovery Fund, Global Growth Fund, Global Small
Capitalization Fund, Growth Fund, International Fund, New World Fund, Global
Growth and Income Fund, International Growth and Income Fund, Asset Allocation
Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. Blue
Chip Income and Growth Fund and Growth-Income Fund do not currently intend to engage in any such transactions other than purchasing and selling currencies and foreign exchange contracts which will be used to facilitate settlement of trades.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For all funds except Bond Fund, Global Bond Fund and High-Income Bond
Fund forward currency contracts entered into by the funds will involve the purchase or sale of one currency against the U.S. dollar. Bond Fund, Global Bond
Fund and High-Income Bond Fund may also enter into foreign currency contracts not involving the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The funds will not generally attempt to protect against all potential changes in exchange rates. The funds will segregate liquid assets which will be marked to market daily to meet their forward contract commitments to the extent required by the Securities and
Exchange Commission.

Bond Fund, Global Bond Fund and High-Income Bond Fund may use forward currency contracts to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These funds may also enter into exchange-traded futures contracts relating to foreign currencies in connection with investments in securities of foreign issuers in anticipation of, or to protect against, fluctuations in exchange rates. An exchange-traded futures contract

                   American Funds Insurance Series -- Page 14

relating to foreign currency is similar to a forward foreign currency contract but has a standardized size and exchange date.

In connection with these futures transactions, the Series has filed a notice of eligibility with the Commodity Futures Trading Commission ("CFTC") that exempts the Series from CFTC registration as a "commodity pool operator" as defined under the Commodity Exchange Act. Pursuant to this notice, these funds will observe certain CFTC guidelines with respect to its futures transactions that, among other things, limit initial margin deposits in connection with the use of futures contracts and related options for purposes other than "hedging" (as defined by CFTC rules) up to 5% of a fund's net assets.

Bond Fund, Global Bond Fund and High-Income Bond Fund may attempt to accomplish objectives similar to those involved in their use of currency contracts by purchasing put or call options on currencies. A put option gives a fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives a fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. A fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the U.S. dollar value of a currency in which they hold or anticipate holding securities. If the currency's value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which the fund anticipates purchasing securities.

Currency options may be either listed on an exchange or traded over-the-counter
("OTC options"). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike (exercise) prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. Bond Fund, Global Bond Fund and High-Income Bond
Fund will not purchase an OTC option unless the investment adviser believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation which guarantees performance.
Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

Certain provisions of the Internal Revenue Code may limit the extent to which the funds may enter into forward contracts. Such transactions may also affect, for U.S. federal tax purposes, the character and timing of income, gain or loss recognized by the funds.

FORWARD COMMITMENT, WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The funds may enter into commitments to purchase or sell securities at a future date. When a fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

                   American Funds Insurance Series -- Page 15

The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations. After a transaction is entered into, the funds may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the funds may sell such securities.

Asset Allocation Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund and
U.S. Government/AAA-Rated Securities Fund may also enter into "roll"
transactions which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The funds assume the risk of price and yield fluctuations during the time of the commitment. The funds will segregate liquid assets which will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements under which the funds buy a security and obtain a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the Series'
custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The funds will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the funds may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the funds may be delayed or limited.

OBLIGATIONS BACKED BY THE "FULL FAITH AND CREDIT" OF THE U.S. GOVERNMENT -- U.S.
government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES -- The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S.
     government. Such agencies and entities include The Federal Financing Bank
     (FFB), the Government National Mortgage Association (Ginnie Mae), the
     Veterans Administration (VA), the Federal Housing Administration (FHA), the
     Export-Import Bank (Exim Bank), the Overseas Private Investment Cor-

                   American Funds Insurance Series -- Page 16

     poration (OPIC), the Commodity Credit Corporation (CCC) and the Small
     Business Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency.
Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.

GOVERNMENT SUPPORT FOR SHORT-TERM DEBT INSTRUMENTS -- Various agencies and instrumentalities of the U.S. government and governments of other countries have recently implemented or announced programs that support short-term debt instruments, including commercial paper, in an attempt to sustain liquidity in the markets for these securities. Following is a brief summary of some of these programs (please refer to the applicable entity's website for further information on the specific program). Entities issuing obligations supported by these programs in which the funds invest must be on an approved list that is monitored on a regular basis. The U.S. government or other entities implementing these programs may discontinue these programs, change the terms of the programs or adopt new programs at their discretion.

     TEMPORARY LIQUIDITY GUARANTEE PROGRAM -- The FDIC will guarantee payment of new senior unsecured debt issued by FDIC-insured depository institutions,
     U.S. bank holding companies and financial holding companies and certain
     U.S. savings and loan holding companies. The guarantee will cover all new senior unsecured debt issued under this program, including commercial paper, issued by these entities on or before December 31, 2009. Entities eligible to participate in this program may also issue debt that is not guaranteed by the FDIC. The guarantee will extend only until December 31,
     2012, even if the debt has not then matured.

     COMMERCIAL PAPER FUNDING FACILITY (CPFF) -- The Federal Reserve Bank of New
     York will lend money to a special purpose vehicle that will purchase eligible commercial paper from eligible issuers from October 27, 2008 until
     February 1, 2010. Under the CPFF, eligible issuers are U.S. domiciled issuers of commercial paper (including those with parent companies outside the U.S.) and eligible commercial paper must have a three month maturity, be U.S. dollar denominated and be rated at least A-1/P-1/F1 by two or more nationally recognized rating agencies.

     ASSET BACKED COMMERCIAL PAPER MONEY MARKET FUND LIQUIDITY FACILITY (AMLF) -
     The Federal Reserve Bank of Boston will lend money to eligible borrowers, including U.S. depository institutions, bank holding companies and U.S.
     branches and agencies of banks domiciled outside the U.S, in order to fund purchases of eligible asset backed commercial paper from money market funds until February 1, 2010. Under the AMLF, eligible asset backed commercial paper must be issued by a U.S. issuer that was in existence on

                   American Funds Insurance Series -- Page 17

     September 18, 2008, be U.S. dollar denominated, be rated at least A-1, P-1 or F1 by at least two major rating agencies (or in the top rating category if rated by only one agency) and have a maturity that does not exceed 120 days if the borrower is a bank or 270 days for non-bank borrowers.

     GOVERNMENT GUARANTEES OUTSIDE THE U.S. -- Various governments outside the
     U.S. have implemented or announced programs under which the government or a government agency will guarantee debt, including commercial paper, of financial institutions in that country.

PASS-THROUGH SECURITIES -- The funds may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment.
Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

     MORTGAGE-BACKED SECURITIES -- These securities may be issued by U.S.
     government agencies and government-sponsored entities, such as Ginnie Mae,
     Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S.
     government agencies may be guaranteed by the full faith and credit of the
     U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

     Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some
     CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

     COMMERCIAL MORTGAGE-BACKED SECURITIES -- These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, com-

                   American Funds Insurance Series -- Page 18

     mercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities.

     ASSET-BACKED SECURITIES -- These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

"IOs" and "POs" are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments
(POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

WARRANTS AND RIGHTS -- The funds may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

INFLATION-INDEXED BONDS -- Asset Allocation Fund, Bond Fund, Global Bond Fund,
High-Income Bond Fund and U.S. Government/AAA-Rated Securities Fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of the consumer price index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of
U.S. Treasury inflation-indexed bonds, and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation.
However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain jurisdictions outside the United States the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.

The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

                   American Funds Insurance Series -- Page 19

REAL ESTATE INVESTMENT TRUSTS -- The funds may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans.
The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

CASH AND CASH EQUIVALENTS -- The funds may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e)
corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Cash Management Fund may only purchase commercial paper judged by the investment adviser to be of suitable investment quality. This includes (a) commercial paper that is rated in the two highest categories by at least two nationally recognized statistical rating organizations (each, a "NRSRO"), or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for Cash Management Fund. No more than 5% of Cash Management
Fund's assets may be invested in commercial paper rated in the second tier
(e.g., P-2/A-2) by any NRSRO; no more than the greater of 1% of Cash Management
Fund's assets or $1 million may be invested in such securities of any one issuer. See the "Description of Commercial Paper Ratings" for a description of the ratings.

Cash Management Fund may purchase corporate obligations that mature or that will be redeemed in one year or less. These obligations originally may have been issued with maturities in excess of one year. Cash Management Fund may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated as described above in "Commercial Paper."

"Savings association obligations" include certificates of deposit
(interest-bearing time deposits) issued by savings banks or savings and loan associations.

"Floating rate obligations" have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on
Treasury bills or notes or with changes in LIBOR (London Interbank Offering
Rate). The investment adviser considers floating rate obligations to be liquid investments because a number of securities dealers make active markets in these securities.

                   American Funds Insurance Series -- Page 20

RESTRICTED OR ILLIQUID SECURITIES -- The funds may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the "1933 Act"), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the funds or cause them to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the Series' board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The funds may incur certain additional costs in disposing of illiquid securities.

LOAN ASSIGNMENTS AND PARTICIPATIONS -- The funds may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively "borrowers"). Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower's assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing
(bridge loans), or for other corporate purposes.

Some loans may be secured in whole or in part by assets or other collateral. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the fund is committed to advance additional funds, the fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as "DIP financings"). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors'
claims). There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the fund's only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary.
Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general.

                   American Funds Insurance Series -- Page 21

The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser's decision not to receive material, non-public information may impact the investment adviser's ability to assess a borrower's requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The funds normally acquire loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the funds purchase assignments they acquire direct contractual rights against the borrower on the loan. The funds acquire the right to receive principal and interest payments directly from the borrower and to enforce their rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan.  Risks may also arise due to the ability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The funds will have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the funds may not directly benefit from any collateral supporting the loan in which they have purchased the participation and the funds will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the funds will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Investments in loan participations and assignments present the possibility that the funds could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the funds could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The funds anticipate that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

REINSURANCE RELATED NOTES AND BONDS -- High-Income Bond Fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, such a note or bond could provide that the reinsurance company would not be required

                   American Funds Insurance Series -- Page 22

to repay all or a portion of the principal value of the note or bond if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

REVERSE REPURCHASE AGREEMENTS -- Bond Fund, Global Bond Fund and U.S.
Government/ AAA-Rated Securities Fund are authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. Each fund will segregate liquid assets which will be marked to market daily in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowing by a fund. The use of reverse repurchase agreements by a fund creates leverage which increases the fund's investment risk. As a fund's aggregate commitments under these reverse repurchase agreements increase, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, a fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, a fund's earnings or net asset value would decline faster than otherwise would be the case.

DIVERSIFICATION -- Global Bond Fund is a non-diversified investment company which allows the fund to invest a greater percentage of its assets in any one issuer. For the fund to be considered a "diversified" investment company under the Investment Company Act of 1940, as amended, the fund with respect to 75% of its total assets, would be required to limit its investment in any one issuer
(other than the U.S. government) to 5% of the market value of the total assets of the fund or to 10% of the outstanding voting securities of such issuer.
However, such a limitation would reduce the extent to which the fund could concentrate its investments in securities of governmental issuers outside the
United States, which are generally considered to be of higher credit quality than are private issuers domiciled outside the United States. Accordingly, such a limitation might increase the fund's investment risk. Although the fund is non-diversified, it has no current intention of investing more than 5% of its assets in securities of any one corporate issuer. In addition, the fund intends to comply with the diversification and other requirements of the U.S. Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies so that the fund will not be subject to U.S. taxes on the net investment income and net capital gains that it distributes to its shareholders. (See "Taxes and
Distributions".)

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds' objective, and changes in their investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which may be taxable when distributed to shareholders.

                   American Funds Insurance Series -- Page 23

A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once per year. Over the past fiscal year, funds whose portfolio turnover rates exceeded 100% were Global Bond Fund, U.S.
Government/AAA-Rated Securities Fund and Cash Management Fund. Global Bond
Fund's portfolio turnover rates for the fiscal years ended December 31, 2009 and
2008 were X% and 118%, respectively. U.S. Government/AAA-Rated Securities Fund's portfolio turnover rates for the fiscal years ended December 31, 2009 and 2008 were X% and 108%, respectively. For both funds, the change in portfolio turnover rate reflects unusually volatile market conditions and significant net inflows during the period.

See "Financial Highlights" in the prospectus for the funds' annual portfolio turnover rates for each of the last five fiscal years.

                   American Funds Insurance Series -- Page 24

                                 FUND POLICIES

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on a fund's net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the applicable fund. In managing a fund, the fund's investment adviser may apply more restrictive policies than those listed below.

FUNDAMENTAL POLICIES -- The Series has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of
1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

The following policies apply to each fund in the Series:
1.   Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC,
SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, a fund may not:

          a.  Borrow money;

          b.  Issue senior securities;

          c.  Underwrite the securities of other issuers;

          d.  Purchase or sell real estate or commodities;

          e.  Make loans; or

          f. Purchase the securities of any issuer if, as a result of such purchase, a fund's investments would be concentrated in any particular industry.

2.   The fund may not invest in companies for the purpose of exercising control or management.

                   American Funds Insurance Series -- Page 25

ADDITIONAL INFORMATION ABOUT FUNDAMENTAL POLICIES -- The information below is not part of the Series' fundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the Series.

For purposes of fundamental policy 1a, the Series may borrow money in amounts of up to 33-1/ 3% of their total assets from banks for any purpose, and may borrow up to 5% of their total assets from banks or other lender for temporary purposes.

For purposes of fundamental policy 1e, the Series may not lend more than 33-1/3%
of their total assets, except through the purchase of debt obligations.

For purposes of fundamental policy 1f, the Series may not invest 25% or more of their total assets in the securities of issuers in the same industry.

                   American Funds Insurance Series -- Page 26

                          MANAGEMENT OF THE SERIES

BOARD OF TRUSTEES AND OFFICERS

"INDEPENDENT" TRUSTEES/1/

 NAME, AGE AND                                                         NUMBER OF
 POSITION WITH FUND                                                    BOARDS/3/
 (YEAR FIRST ELECTED/2/ AS A         PRINCIPAL OCCUPATION(S)            ON WHICH      OTHER DIRECTORSHIPS/4/
 TRUSTEE)                             DURING PAST FIVE YEARS         TRUSTEE SERVES       HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------

 Lee A. Ault III, 73            Private investor and corporate             38         Anworth Mortgage Asset
 Trustee (1999)                 director; former Chairman of the                      Corporation; Office
                                Board, In-Q-Tel, Inc. (technology                     Depot, Inc.
                                venture company funded principally
                                by the Central Intelligence
                                Agency); former Chairman of the
                                Board, President and CEO,
                                Telecredit, Inc. (payment
                                services)
--------------------------------------------------------------------------------------------------------------
 William H. Baribault, 64       Chairman and CEO, Oakwood                  38         None
 Trustee (2009)                 Enterprises (private investment
                                and consulting); former Chairman
                                of the Board, President and CEO,
                                Professional Business Bank
                                (financial services for small
                                businesses); former President and
                                CEO, Henry Company (building
                                products)
--------------------------------------------------------------------------------------------------------------
 James G. Ellis, 63             Dean and Professor of Marketing,           41         Quiksilver, Inc.
 Trustee (2010)                 Marshall School of Business,
                                University of Southern California

--------------------------------------------------------------------------------------------------------------
 Martin Fenton, 74              Chairman of the Board, Senior              41         None
 Chairman of the Board          Resource Group LLC (development
 (Independent and               and management of senior living
 Non-Executive) (1995)          communities)
--------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller, 63          President and CEO, Fuller                  41         None
 Trustee (1999)                 Consulting (financial management
                                consulting firm)
--------------------------------------------------------------------------------------------------------------
 W. Scott Hedrick, 64           Founding General Partner,                  38         Hot Topic, Inc.;
 Trustee (2007)                 InterWest Partners (venture                           Office Depot, Inc.
                                capital firm focused on
                                information technology and life
                                sciences); Visiting lecturer,
                                Stanford Graduate School of
                                Business
--------------------------------------------------------------------------------------------------------------
 R. Clark Hooper, 63            Private investor; former                   44         JPMorgan Value
 Trustee (2010)                 President, Dumbarton Group LLC                        Opportunities Fund,
                                (securities industry consulting);                     Inc.;
                                former Executive Vice President -                     The Swiss Helvetia Fund,
                                Policy and Oversight, NASD                            Inc.
--------------------------------------------------------------------------------------------------------------
 Merit E. Janow, 51             Professor, Columbia University,            41         The NASDAQ Stock Market
 Trustee (2007)                 School of International and Public                    LLC; Trimble Navigation
                                Affairs; former Member, World                         Limited
                                Trade Organization Appellate Body

--------------------------------------------------------------------------------------------------------------
 Laurel B. Mitchell, Ph.D.,     Director, Accounting Program,              38         None
 54                             University of Redlands
 Trustee (2010)
--------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez, 66           Principal, The Sanchez Family              38         None
 Trustee (2010)                 Corporation dba McDonald's
                                Restaurants (McDonald's licensee)

--------------------------------------------------------------------------------------------------------------
 Margaret Spellings, 52         President and CEO, Margaret                38         None
 Trustee (2010)                 Spellings & Company; former United
                                States Secretary of Education,
                                United States Department of
                                Education - Federal Government
                                Agency; former Assistant to the
                                President for Domestic Policy, The
                                White House - Federal Government,
                                Executive Branch - Domestic Policy

--------------------------------------------------------------------------------------------------------------
 Steadman Upham, Ph.D., 60      President and Professor of                 41         None
 Trustee (2010)                 Anthropology, The University of
                                Tulsa; former President and
                                Professor of Archaeology,
                                Claremont Graduate University
--------------------------------------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 27

                   American Funds Insurance Series -- Page 28

"INTERESTED" TRUSTEES/5,6/

                                    PRINCIPAL OCCUPATION(S)
                                    DURING PAST FIVE YEARS          NUMBER OF
 NAME,AGE AND                            AND POSITIONS              BOARDS/3/
 POSITION WITH FUND              HELD WITH AFFILIATED ENTITIES       ON WHICH      OTHER DIRECTORSHIPS/4/
 (YEAR FIRST ELECTED/2/ AS A     OR THE PRINCIPAL UNDERWRITER       TRUSTEE OR            HELD BY
 TRUSTEE)                                OF THE SERIES            OFFICER SERVES     TRUSTEE OR OFFICER
----------------------------------------------------------------------------------------------------------

 James K. Dunton, 71            Senior Vice President - Capital         17         None
 Vice Chairman of the Board     Research Global Investors,
 (1993)                         Capital Research and Management
                                Company; Director, Capital
                                Research and Management Company

----------------------------------------------------------------------------------------------------------
 Donald D. O'Neal, 49           Senior Vice President - Capital         18         None
 President and Trustee          Research Global Investors,
 (1998)                         Capital Research and Management
                                Company; Director, The Capital
                                Group Companies, Inc.*

----------------------------------------------------------------------------------------------------------

OTHER OFFICERS/6/

 NAME, AGE AND
 POSITION WITH FUND           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 (YEAR FIRST ELECTED/2/ AS      AND POSITIONS HELD WITH AFFILIATED ENTITIES
 AN OFFICER)                    OR THE PRINCIPAL UNDERWRITER OF THE SERIES
-------------------------------------------------------------------------------

 Michael J. Downer, 54      Director, Senior Vice President, Secretary and
 Executive Vice President   Coordinator of Legal and Compliance - Capital
 (1991)                     Research and Management Company; Director, American
                            Funds Distributors, Inc.*; Chairman of the Board,
                            Capital Bank and Trust Company*
-------------------------------------------------------------------------------
 Alan N. Berro, 49          Senior Vice President - Capital World Investors,
 Senior Vice President      Capital Research and Management Company
 (1998)
-------------------------------------------------------------------------------
 Abner D. Goldstine, 80     Senior Vice President - Fixed Income, Capital
 Senior Vice President      Research and Management Company; Director, Capital
 (1993)                     Research and Management Company
-------------------------------------------------------------------------------
 Claudia P. Huntington,     Senior Vice President - Capital Research Global
 57                         Investors, Capital Research and Management Company;
 Senior Vice President      Director, Capital Research and Management Company
 (1994)
-------------------------------------------------------------------------------
 John H. Smet, 53           Senior Vice President - Fixed Income, Capital
 Senior Vice President      Research and Management Company; Director, The
 (1994)                     Capital Group Companies, Inc.*
-------------------------------------------------------------------------------
 Carl M. Kawaja, 45         Senior Vice President - Capital World Investors,
 Vice President (2008)      Capital Research and Management Company; Director,
                            Capital Research and Management Company; Director,
                            Capital International, Inc.*; Director, Capital
                            International Asset Management, Inc.*
-------------------------------------------------------------------------------
 Sung Lee, 43               Senior Vice President - Capital Research Global
 Vice President (2008)      Investors, Capital Research Company*; Director, The
                            Capital Group Companies, Inc.*
-------------------------------------------------------------------------------
 Robert W. Lovelace, 47     Senior Vice President - Capital World Investors,
 Vice President (1997)      Capital Research and Management Company; Executive
                            Vice President and Director, Capital Research and
                            Management Company; Director, The Capital Group
                            Companies, Inc.*
-------------------------------------------------------------------------------
 C. Ross Sappenfield, 44    Senior Vice President - Capital Research Global
 Vice President (2008)      Investors, Capital Research Company*
-------------------------------------------------------------------------------
 Susan M. Tolson, 47        Senior Vice President - Fixed Income, Capital
 Vice President (1999)      Research and Management Company
-------------------------------------------------------------------------------
 Steven I. Koszalka, 45     Vice President - Fund Business Management Group,
 Secretary (2003)           Capital Research and Management Company
-------------------------------------------------------------------------------
 Gregory F. Niland, 38      Vice President - Fund Business Management Group,
 Treasurer (2008)           Capital Research and Management Company
-------------------------------------------------------------------------------
 Karl C. Grauman, 42        Vice President - Fund Business Management Group,
 Assistant Treasurer        Capital Research and Management Company
 (2006)
-------------------------------------------------------------------------------
 Neal F. Wellons, 38        Vice President - Fund Business Management Group,
 Assistant Treasurer        Capital Research and Management Company
 (2009)
-------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 29

* Company affiliated with Capital Research and Management Company.

1 The term "independent" trustee refers to a trustee who is not an "interested person" of the funds within the meaning of the 1940 Act.

2 Trustees and officers of the Series serve until their resignation, removal or retirement.
3 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Target Date Retirement Series,/(R)/ Inc., which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is available to certain nonprofit organizations.
4 This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company.
5 "Interested persons" of the funds within the meaning of the 1940 Act, on the basis of their affiliation with the Series' investment adviser, Capital
 Research and Management Company, or affiliated entities.
6 All of the trustees and officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management
 Company serves as investment adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE SERIES IS 333 SOUTH HOPE
STREET, 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: SECRETARY.

                   American Funds Insurance Series -- Page 30

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2009:

                                                                               AGGREGATE
                                                                                DOLLAR
                                                                              RANGE/1/ OF
                                                                              INDEPENDENT
                                            AGGREGATE                          TRUSTEES
                                         DOLLAR RANGE/1/      DOLLAR           DEFERRED
                                            OF SHARES       RANGE/1 /OF     COMPENSATION/3/
                                            OWNED IN        INDEPENDENT      ALLOCATED TO
                                            ALL FUNDS        TRUSTEES          ALL FUNDS
                                             IN THE          DEFERRED           WITHIN
                        DOLLAR RANGE/1/  AMERICAN FUNDS   COMPENSATION/3/   AMERICAN FUNDS
                            OF FUND      FAMILY OVERSEEN     ALLOCATED      FAMILY OVERSEEN
         NAME           SHARES OWNED/2/    BY TRUSTEE         TO FUND         BY TRUSTEE
--------------------------------------------------------------------------------------------

 "INDEPENDENT" TRUSTEES
--------------------------------------------------------------------------------------------
 Lee A. Ault III              $xx              $xx              N/A               $xx
--------------------------------------------------------------------------------------------
 William H. Baribault         xx               xx               N/A               xx
--------------------------------------------------------------------------------------------
 James G. Ellis/4/            xx               xx               N/A               xx
--------------------------------------------------------------------------------------------
 Martin Fenton                xx               xx               N/A               xx
--------------------------------------------------------------------------------------------
 Leonard R. Fuller            xx               xx               N/A               xx
--------------------------------------------------------------------------------------------
 W. Scott Hedrick             xx               xx               N/A               xx
--------------------------------------------------------------------------------------------
 R. Clark Hooper/4/           xx               xx               N/A               xx
--------------------------------------------------------------------------------------------
 Merit E. Janow               xx               xx               N/A               xx
--------------------------------------------------------------------------------------------
 Laurel B.                    xx               xx               N/A               xx
 Mitchell/4/
--------------------------------------------------------------------------------------------
 Frank M. Sanchez/4/          xx               xx               N/A               xx
--------------------------------------------------------------------------------------------
 Margaret                     xx               xx               N/A               xx
 Spellings/4/
--------------------------------------------------------------------------------------------
 Steadman Upham/4/            xx               xx               N/A               xx
--------------------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 31

                                                          AGGREGATE
                                                       DOLLAR RANGE/1/
                                                          OF SHARES
                                                           OWNED IN
                                                          ALL FUNDS
                                                            IN THE
                          DOLLAR RANGE/1/               AMERICAN FUNDS
                              OF FUND                  FAMILY OVERSEEN
       NAME               SHARES OWNED/2/                 BY TRUSTEE
-----------------------------------------------------------------------------

 "INTERESTED" TRUSTEES
-----------------------------------------------------------------------------
 James K. Dunton                $xx                          $xx
-----------------------------------------------------------------------------
 Donald D. O'Neal                xx                           xx
-----------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000.  The amounts listed for "interested" trustees include shares owned through The Capital Group
 Companies, Inc. retirement plan and 401(k) plan.
2 Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each trustee's need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations.
3 Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

4 James G. Ellis, R. Clark Hooper, Laurel B. Mitchell, Frank M. Sanchez,
 Margaret Spellings and Steadman Upham were newly elected to the board effective
 January 1, 2010.

TRUSTEE COMPENSATION -- No compensation is paid by the Series to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a
"board cluster"). The Series typically pays each independent trustee an annual fee, which ranges from $9,500 to $33,000, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the Series generally pays independent trustees attendance and other fees for meetings of the board and its committees. The Board chair receives an additional fee for this service.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The Series and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of Series expenses.
Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the Series. The
Series also reimburses certain expenses of the independent trustees.

                   American Funds Insurance Series -- Page 32

TRUSTEE COMPENSATION EARNED DURING THE FISCAL YEAR ENDED DECEMBER 31, 2009:

                                                                                                              TOTAL COMPENSATION
                                                                                                                  (INCLUDING
                                                                                                             VOLUNTARILY DEFERRED
                                                                                                               COMPENSATION/1/)
                                                                                                           FROM ALL FUNDS MANAGED BY
                                                                                AGGREGATE COMPENSATION       CAPITAL RESEARCH AND
                                                                                (INCLUDING VOLUNTARILY            MANAGEMENT
                                                                               DEFERRED COMPENSATION/1/)        COMPANY OR ITS
                                    NAME                                            FROM THE SERIES              AFFILIATES/2/
------------------------------------------------------------------------------------------------------------------------------------

 Lee A. Ault III                                                                          $x                          $x
------------------------------------------------------------------------------------------------------------------------------------
 William H. Baribault                                                                      x                           x
------------------------------------------------------------------------------------------------------------------------------------
 James G. Ellis/3/                                                                         x                           x
------------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton/4/                                                                          x                           x
------------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller/4/                                                                      x                           x
------------------------------------------------------------------------------------------------------------------------------------
 W. Scott Hedrick                                                                          x                           x
------------------------------------------------------------------------------------------------------------------------------------
 R. Clark Hooper/3/                                                                        x                           x
------------------------------------------------------------------------------------------------------------------------------------
 Merit E. Janow                                                                            x                           x
------------------------------------------------------------------------------------------------------------------------------------
 Laurel B. Mitchell/3/                                                                     x                           x
------------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez/3/                                                                       x                           x
------------------------------------------------------------------------------------------------------------------------------------
 Margaret Spellings/3/                                                                     x                           x
------------------------------------------------------------------------------------------------------------------------------------
 Steadman Upham/3/                                                                         x                           x
------------------------------------------------------------------------------------------------------------------------------------

1 Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the Series in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2009 does not include earnings on amounts deferred in previous fiscal years. See footnote 4 to this table for more information.
2 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Target Date Retirement Series,/(R)/ Inc., which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is available to certain nonprofit organizations.
3 James G. Ellis, R. Clark Hooper, Laurel B. Mitchell, Frank M. Sanchez,
 Margaret Spellings and Steadman Upham were newly elected to the board effective
 January 1, 2010.

4 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the Series (plus earnings thereon) through the 2009 fiscal year for participating trustees is as follows: Martin Fenton ($x) and
 Leonard R. Fuller ($x). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Series until paid to the trustees.

SERIES ORGANIZATION AND THE BOARD OF TRUSTEES -- The Series, an open-end investment company, was organized as a Massachusetts business trust on September
13, 1983. At a meeting of the funds' shareholders on November 24, 2009, shareholders approved the reorganization of the Series to a Delaware statutory trust. The reorganization may be completed in 2010 or early 2011; however, the
Series reserves the right to delay the implementation. A summary comparison of the governing documents and state laws affecting the Delaware statutory trust and the current form of organization of the Series can be found in a proxy statement available on the SEC's website at sec.gov.

                   American Funds Insurance Series -- Page 33

All Series operations are supervised by its board of trustees, which meets periodically and performs duties required by applicable state and federal laws.
Independent board members are paid certain fees for services rendered to the
Series as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series.

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

The Series currently consists of separate funds which have separate assets and liabilities, and invest in separate investment portfolios. The board of trustees may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund and general liabilities and expenses of the Series will be allocated among the funds in proportion to the total net assets of each fund.

Each fund has three classes of shares - Class 1, Class 2 and Class 3. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the Series' amended and restated rule 18f-3 Plan.
Class 2 and Class 3 shareholders have exclusive voting rights with respect to their respective rule 12b-1 Plans adopted in connection with the distribution of
Class 2 and Class 3 shares. Shares of each Class of the Series vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.

The Series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the Series will hold a meeting at which any member of the board could be removed by a majority vote.

The Series' declaration of trust and by-laws as well as separate indemnification agreements that the Series has entered into with independent trustees provide in effect that, subject to certain conditions, the Series will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the Series. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

COMMITTEES OF THE BOARD OF TRUSTEES -- The Series has an audit committee comprised of William H. Baribault, Leonard R. Fuller, W. Scott Hedrick and R.
Clark Hooper, none of whom is an "interested person" of the Series within the meaning of the 1940 Act. The committee provides oversight regarding the Series'
accounting and financial reporting policies and practices, its internal controls and the internal controls of the Series' principal service providers. The committee acts as a liaison between the Series' independent registered public accounting firm and the full board of trustees. X audit committee meetings were held during the 2009 fiscal year.

The Series has a contracts committee comprised of Lee A. Ault III, William H.
Baribault, James G. Ellis, Martin Fenton, Leonard R. Fuller, W. Scott Hedrick,
R. Clark Hooper, Merit E. Janow,

                   American Funds Insurance Series -- Page 34

Laurel B. Mitchell, Frank M. Sanchez, Margaret Spellings and Steadman Upham,
none of whom is an "interested person" of the Series within the meaning of the
1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the Series and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement and plan of distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the Series may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. X contracts committee meeting was held during the 2009 fiscal year.

The Series has a nominating and governance committee comprised of Lee A. Ault
III, William H. Baribault, James G. Ellis, R. Clark Hooper, Merit E. Janow and
Laurel B. Mitchell, none of whom is an "interested person" of the Series within the meaning of the 1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the
Series, addressed to the Series' secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. X nominating committee meetings were held during the 2009 fiscal year.

PROXY VOTING PROCEDURES AND PRINCIPLES -- The funds' investment adviser, in consultation with the Series' board, has adopted Proxy Voting Procedures and
Principles (the "Principles") with respect to voting proxies of securities held by the funds, other American Funds and Endowments. The complete text of these principles is available on the American Funds website at americanfunds.com.
Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the funds' boards.
Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal. In addition, the funds' boards monitor the proxy voting process and provide guidance with respect to the Principles.

All U.S. proxies are voted. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division's investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee

                   American Funds Insurance Series -- Page 35

may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American
Funds website and (c) on the SEC's website at sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, the Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling
American Funds Service Company or visiting the American Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

     GOVERNANCE PROVISIONS -- Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting typically are not supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

                   American Funds Insurance Series -- Page 36

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management's recommendations unless circumstances indicate otherwise.

PRINCIPAL FUND SHAREHOLDERS -- The following tables identify those investors who own of record or are known by the funds to own beneficially 5% or more of any class of a fund's shares as of the opening of business on April 1, 2010. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

GLOBAL DISCOVERY

                                                             OWNERSHIP
             NAME AND ADDRESS                 OWNERSHIP      PERCENTAGE
----------------------------------------------------------------------------

 Information to come
----------------------------------------------------------------------------

GLOBAL GROWTH

                                                             OWNERSHIP
             NAME AND ADDRESS                 OWNERSHIP      PERCENTAGE
----------------------------------------------------------------------------

 Information to come
----------------------------------------------------------------------------

GLOBAL SMALL CAPITALIZATION FUND

                                                             OWNERSHIP
             NAME AND ADDRESS                 OWNERSHIP      PERCENTAGE
----------------------------------------------------------------------------

 Information to come
----------------------------------------------------------------------------

GROWTH FUND

                                                             OWNERSHIP
             NAME AND ADDRESS                 OWNERSHIP      PERCENTAGE
----------------------------------------------------------------------------

 Information to come
----------------------------------------------------------------------------

INTERNATIONAL FUND

                                                             OWNERSHIP
             NAME AND ADDRESS                 OWNERSHIP      PERCENTAGE
----------------------------------------------------------------------------

 Information to come
----------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 37

NEW WORLD FUND

                                                             OWNERSHIP
             NAME AND ADDRESS                 OWNERSHIP      PERCENTAGE
----------------------------------------------------------------------------

 Information to come
----------------------------------------------------------------------------

BLUE CHIP INCOME AND GROWTH FUND

                                                             OWNERSHIP
             NAME AND ADDRESS                 OWNERSHIP      PERCENTAGE
----------------------------------------------------------------------------

 Information to come
----------------------------------------------------------------------------

GLOBAL GROWTH AND INCOME FUND

                                                             OWNERSHIP
             NAME AND ADDRESS                 OWNERSHIP      PERCENTAGE
----------------------------------------------------------------------------

 Information to come
----------------------------------------------------------------------------

GROWTH-INCOME FUND

                                                             OWNERSHIP
             NAME AND ADDRESS                 OWNERSHIP      PERCENTAGE
----------------------------------------------------------------------------

 Information to come
----------------------------------------------------------------------------

INTERNATIONAL GROWTH AND INCOME FUND

                                                             OWNERSHIP
             NAME AND ADDRESS                 OWNERSHIP      PERCENTAGE
----------------------------------------------------------------------------

 Information to come
----------------------------------------------------------------------------

ASSET ALLOCATION FUND

                                                             OWNERSHIP
             NAME AND ADDRESS                 OWNERSHIP      PERCENTAGE
----------------------------------------------------------------------------

 Information to come
----------------------------------------------------------------------------

BOND FUND

                                                             OWNERSHIP
             NAME AND ADDRESS                 OWNERSHIP      PERCENTAGE
----------------------------------------------------------------------------

 Information to come
----------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 38

GLOBAL BOND FUND

                                                             OWNERSHIP
             NAME AND ADDRESS                 OWNERSHIP      PERCENTAGE
----------------------------------------------------------------------------

 Information to come
----------------------------------------------------------------------------

HIGH-INCOME BOND FUND

                                                             OWNERSHIP
             NAME AND ADDRESS                 OWNERSHIP      PERCENTAGE
----------------------------------------------------------------------------

 Information to come
----------------------------------------------------------------------------

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

                                                             OWNERSHIP
             NAME AND ADDRESS                 OWNERSHIP      PERCENTAGE
----------------------------------------------------------------------------

 Information to come
----------------------------------------------------------------------------

CASH MANAGEMENT FUND

                                                             OWNERSHIP
             NAME AND ADDRESS                 OWNERSHIP      PERCENTAGE
----------------------------------------------------------------------------

 Information to come
----------------------------------------------------------------------------

INVESTMENT ADVISER -- Capital Research and Management Company, the Series'
investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine,
CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital
Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and
manages fixed-income assets through its Fixed Income division. Capital World
Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Although not currently contemplated, Capital
Research and Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have applied to the U.S. Securities and Exchange Commission for an exemptive order that would

                   American Funds Insurance Series -- Page 39

give Capital Research and Management Company the authority to use, upon approval of the funds' board, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The funds' shareholders approved this arrangement at a meeting of the funds'
shareholders on November 24, 2009. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional's management of the funds and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual's portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts' contributions to the investment process and this is an element of their overall compensation. The investment results of each of the funds' portfolio counselors may be measured against one or more of the following benchmarks, depending on his or her investment focus:

     Global Discovery Fund -- Lipper Multi-Cap Growth Funds Index, Global
     Service and Information Index, Non-U.S. Service and Information Index;

     Global Growth Fund -- MSCI World Index, Lipper Global Funds Index;

     Global Small Capitalization Fund -- Lipper Small Cap Growth Funds Index,
     Lipper International Small Cap Funds Index, MSCI All Country World Small
     Cap Index, MSCI USA Small Cap Index, MSCI All Country World ex USA Small
     Cap Index;

     Growth Fund -- S&P 500, Lipper Growth Funds Index;

                   American Funds Insurance Series -- Page 40

     International Fund -- MSCI All Country World Index ex-USA, Lipper
     International Funds Index;

     New World Fund -- MSCI All Country World Index, Lipper Global Funds Index,
     Lipper Emerging Markets Funds Index, JP Morgan Emerging Markets Bond Index
     Global, MSCI Emerging Markets Index, Lipper Emerging Markets Debt Funds
     Average;

     Blue Chip Income and Growth Fund -- S&P 500, Lipper Growth & Income Funds
     Index;

     Global Growth and Income Fund -- MSCI World Index, Lipper Global Funds
     Index;

     Growth-Income Fund -- S&P 500, Lipper Growth & Income Funds Index;

     International Growth and Income Fund -- MSCI World Index (ex-U.S.), Lipper
     International Funds Index;

     Asset Allocation Fund -- S&P 500, Lipper Growth & Income Funds Index,
     Barclays Capital U.S. Aggregate Index, Barclays Capital U.S. Corporate High
     Yield Index 2% Issuer Cap, Lipper High Current Yield Bond Funds Average,
     Lipper Corporate Debt Funds A Rated Average;

     Bond Fund -- Barclays Capital U.S. Aggregate Index, Barclays Capital U.S.
     Corporate High Yield Index 2% Issuer Cap, Lipper High Current Yield Bond
     Funds Average, Lipper Corporate Debt Funds A Rated Average;

     Global Bond Fund -- Barclays Capital Global Aggregate Bond Index, Barclays
     Capital U.S. Corporate High Yield Index 2% Issuer Cap, Lipper Global Income
     Funds Average;

     High-Income Bond Fund -- Barclays Capital U.S. Corporate High Yield Index
     2% Issuer Cap, Lipper High Current Yield Bond Funds Index; and

     U.S. Government/AAA Rated Securities Fund -- Citigroup Treasury/Government
     Sponsored/Mortgage Index and Lipper General U.S. Government Funds Average.

PORTFOLIO COUNSELOR FUND HOLDINGS AND MANAGEMENT OF OTHER ACCOUNTS -- Shares of
the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio counselor's need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The following portfolio counselor owns shares (through a variable insurance contract) in the dollar range noted: Robert W. Lovelace,
Global Growth Fund, $10,001 - $50,000. The other portfolio counselors have determined that variable insurance or annuity contracts do not meet their current needs. Consequently, they do not hold shares of the funds.

Portfolio counselors may also manage assets in other funds advised by Capital
Research and Management Company or its affiliates. Other managed accounts as of the end of American Funds Insurance Series' most recently completed fiscal year are listed as follows:

                   American Funds Insurance Series -- Page 41

                              NUMBER             NUMBER
                             OF OTHER           OF OTHER          NUMBER
                            REGISTERED           POOLED          OF OTHER
                            INVESTMENT         INVESTMENT        ACCOUNTS
                         COMPANIES (RICS)   VEHICLES (PIVS)      FOR WHICH
                             FOR WHICH         FOR WHICH         PORTFOLIO
                             PORTFOLIO         PORTFOLIO         COUNSELOR
                             COUNSELOR         COUNSELOR       IS A MANAGER
                           IS A MANAGER       IS A MANAGER      (ASSETS OF
       PORTFOLIO          (ASSETS OF RICS   (ASSETS OF PIVS   OTHER ACCOUNTS
       COUNSELOR          IN BILLIONS)/1/   IN BILLIONS)/2/   IN BILLIONS)/3/
-------------------------------------------------------------------------------

 James K. Dunton             x        $x           x                 x
-------------------------------------------------------------------------------
 Donald D. O'Neal            x        $x           x                 x
-------------------------------------------------------------------------------
 Alan N. Berro               x        $x           x                 x
-------------------------------------------------------------------------------
 Abner D. Goldstine          x        $x           x                 x
-------------------------------------------------------------------------------
 Claudia P. Huntington       x        $x           x                 x
-------------------------------------------------------------------------------
 John H. Smet                x        $x           x                 x
-------------------------------------------------------------------------------
 Carl M. Kawaja              x        $x           x                 x
-------------------------------------------------------------------------------
 Sung Lee                    x        $x           x                 x
-------------------------------------------------------------------------------
 Robert W. Lovelace          x        $x           x                 x
-------------------------------------------------------------------------------
 C. Ross Sappenfield         x        $x           x                 x
-------------------------------------------------------------------------------
 Susan M. Tolson             x        $x           x                 x
-------------------------------------------------------------------------------
 David C. Barclay            x        $x           x                 x
-------------------------------------------------------------------------------
 Donnalisa Barnum            x        $x           x                 x
-------------------------------------------------------------------------------
 Christopher D.              x        $x           x                 x
 Buchbinder
-------------------------------------------------------------------------------
 Gordon Crawford             x        $x           x                 x
-------------------------------------------------------------------------------
 Mark H. Dalzell             x        $x           x                 x
-------------------------------------------------------------------------------
 Mark E. Denning             x        $x           x                 x
-------------------------------------------------------------------------------
 J. Blair Frank              x        $x           x                 x
-------------------------------------------------------------------------------
 Nicholas J. Grace           x        $x           x                 x
-------------------------------------------------------------------------------
 David A. Hoag               x        $x           x                 x
-------------------------------------------------------------------------------
 Thomas H. Hogh              x        $x           x                 x
-------------------------------------------------------------------------------
 Gregg E. Ireland            x        $x           x                 x
-------------------------------------------------------------------------------
 Gregory D. Johnson          x        $x           x                 x
-------------------------------------------------------------------------------
 Michael T. Kerr             x        $x           x                 x
-------------------------------------------------------------------------------
 Harold H. La                x        $x           x                 x
-------------------------------------------------------------------------------
 Jeffrey T. Lager            x        $x           x                 x
-------------------------------------------------------------------------------
 Marcus B. Linden            x        $x           x                 x
-------------------------------------------------------------------------------
 James B. Lovelace           x        $x           x                 x
-------------------------------------------------------------------------------
 Jesper Lyckeus              x        $x           x                 x
-------------------------------------------------------------------------------
 Fergus N. MacDonald         x        $x           x                 x
-------------------------------------------------------------------------------
 Ronald B. Morrow            x        $x           x                 x
-------------------------------------------------------------------------------
 James R. Mulally            x        $x           x                 x
-------------------------------------------------------------------------------
 Wesley K.-S. Phoa           x        $x           x                 x
-------------------------------------------------------------------------------
 David M. Riley              x        $x           x                 x
-------------------------------------------------------------------------------
 Eugene P. Stein             x        $x           x                 x
-------------------------------------------------------------------------------
 Andrew B. Suzman            x        $x           x                 x
-------------------------------------------------------------------------------
 Christopher M.              x        $x           x                 x
 Thomsen
-------------------------------------------------------------------------------
 Steven T. Watson            x        $x           x                 x
-------------------------------------------------------------------------------
 Paul A. White               x        $x           x                 x
-------------------------------------------------------------------------------
 Dylan J. Yolles             x        $x           x                 x
-------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 42

1 Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount.
 No fund has an advisory fee that is based on the performance of the fund.
2 Represents funds advised or sub-advised by Capital Research and Management
 Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital
 Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount.

3 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.

INVESTMENT ADVISORY AND SERVICE AGREEMENTS -- The Investment Advisory and
Service Agreements (the "Agreements") between the Series and the investment adviser will continue in effect until December 31, 2010, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the Board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the

                   American Funds Insurance Series -- Page 43

outstanding voting securities of the applicable Series, and (b) the vote of a majority of trustees who are not parties to the Agreements or interested persons
(as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements provide that the investment adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days' written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers that is approved by the Series' board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

As compensation for its services, the investment adviser receives a monthly fee that is accrued daily, calculated at the annual rates of:

Global Discovery Fund: 0.58% on the first $500 million of net assets, plus 0.48%
on net assets greater than $500 million but not exceeding $1.0 billion, plus
0.44% on net assets in excess of $1.0 billion;

Global Growth Fund: 0.69% on the first $600 million of net assets, plus 0.59% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.53%
on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus
0.50% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.48% on net assets greater than $3.0 billion but not exceeding $5.0 billion; plus 0.46% on net assets in excess of $5.0 billion;

Global Small Capitalization Fund: 0.80% on the first $600 million of net assets, plus 0.74% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.70% on net assets greater than $1.0 billion but not exceeding
$2.0 billion, plus 0.67% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.65% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus 0.635% on net assets in excess of $5.0 billion;

Growth Fund: 0.50% on the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.42% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.37%
on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus
0.35% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus 0.33% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.315% on net assets greater than $8.0 billion but not exceeding
$13.0 billion, plus 0.30% on net assets greater than $13.0 billion but not exceeding $21.0 billion, plus 0.29% on net assets greater than $21.0 billion but not exceeding $27.0 billion, plus 0.285% on net assets greater than $27.0 billion but not exceeding $34.0 billion, plus 0.280% on net assets in excess of
$34.0 billion;

International Fund: 0.69% on the first $500 million of net assets, plus 0.59% on net assets greater than $500 million but not exceeding $1.0 billion, plus 0.53%
on net assets greater than $1.0 billion but not exceeding $1.5 billion, plus
0.50% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.48% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.47% on net assets greater than $4.0 billion but not exceeding
$6.5 billion, plus 0.46% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.45% on net assets greater than $10.5 billion but not exceeding $17.0 billion, plus 0.44% on net assets

                   American Funds Insurance Series -- Page 44

greater than $17.0 billion but not exceeding $21.0 billion, plus 0.43% on net assets in excess of $21.0 billion;

New World Fund: 0.85% on the first $500 million of net assets, plus 0.77% on net assets greater than $500 million but not exceeding $1.0 billion, plus 0.71% on net assets greater than $1.0 billion but not exceeding $1.5 billion, plus 0.66%
on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus
0.62% on net assets in excess of $2.5 billion;

Blue Chip Income and Growth Fund: 0.50% on the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40% on net assets greater than $1.5 billion but not exceeding
$2.5 billion, plus 0.38% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.37% on net assets in excess of $4.0 billion;

Global Growth and Income Fund: 0.69% on the first $600 million of net assets, plus 0.59% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.53% on net assets greater than $1.2 billion but not exceeding $2 billion, plus 0.50% on net assets greater than $2 billion but not exceeding $3.0 billion, plus 0.48% on net assets in excess of $3.0 billion;

Growth-Income Fund: 0.50% on the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40%
on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus
0.32% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.285% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus 0.256% on net assets greater than $6.5 billion but not exceeding
$10.5 billion, plus 0.242% on net assets greater than $10.5 billion but not exceeding $13.0 billion, plus 0.235% on net assets greater than $13.0 billion but not exceeding $17.0 billion, plus 0.23% on net assets greater than $17.0 billion but not exceeding $21.0 billion, plus 0.225% on net assets greater than
$21.0 billion but not exceeding $27.0 billion, plus 0.222% on net assets greater than $27.0 billion but not exceeding $34.0 billion, plus 0.219% on net assets in excess of $34.0 billion;

International Growth and Income Fund: 0.69% on the first $500 million of net assets, plus 0.59% on net assets greater than $500 million but not exceeding
$1.0 billion, plus 0.53% on net assets greater than $1.0 billion;

Asset Allocation Fund: 0.50% on the first $600 million of net assets, plus 0.42%
on net assets greater than $600 million but not exceeding $1.2 billion, plus
0.36% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus 0.32% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.28% on net assets greater than $3.0 billion but not exceeding
$5.0 billion, plus 0.26% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.25% on net assets in excess of $8.0 billion;

Bond Fund: 0.48% on the first $600 million of net assets, plus 0.44% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.40% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.38%
on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus
0.36% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus 0.34% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.33% on net assets in excess of $8.0 billion;

Global Bond Fund: 0.57% on the first $1.0 billion of net assets plus 0.50% on net assets in excess of $1.0 billion;

                   American Funds Insurance Series -- Page 45

High-Income Bond Fund: 0.50% on the first $600 million of net assets, plus 0.46%
on net assets greater than $600 million but not exceeding $1.0 billion, plus
0.44% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.42% on net assets in excess of $2.0 billion;

U.S. Government/AAA-Rated Securities Fund: 0.46% on the first $600 million of net assets, plus 0.40% on net assets greater than $600 million but not exceeding
$1.0 billion, plus 0.36% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.34% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.33% on net assets in excess of $3.0 billion;
and

Cash Management Fund: 0.32% on the first $1.0 billion of net assets, plus 0.29%
on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus
0.27% on net assets in excess of $2.0 billion.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the Series, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies and postage used at the office of the Series relating to the services furnished by the investment adviser. Subject to the expense agreement described below, the Series will pay all expenses not expressly assumed by the investment adviser, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders' meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to trustees unaffiliated with the investment adviser; association dues; and costs of stationary and forms prepared exclusively for the Series.

The investment adviser's total fees for the fiscal years ended December 31,
2009, 2008 and 2007 were:

                                                   FISCAL YEAR ENDED
                                           ------------------------------------
                                            2009       2008           2007
-------------------------------------------------------------------------------

GLOBAL DISCOVERY FUND                        $x    $ 1,310,000    $ 1,306,000
-------------------------------------------------------------------------------
GLOBAL GROWTH FUND                            x     27,394,000     26,735,000
-------------------------------------------------------------------------------
GLOBAL SMALL CAPITALIZATION FUND              x     23,424,000     27,298,000
-------------------------------------------------------------------------------
GROWTH FUND                                   x     83,525,000     93,790,000
-------------------------------------------------------------------------------
INTERNATIONAL FUND                            x     46,787,000     50,363,000
-------------------------------------------------------------------------------
NEW WORLD FUND                                x     13,849,000     12,656,000
-------------------------------------------------------------------------------
BLUE CHIP INCOME AND GROWTH FUND              x     15,618,000     18,332,000
-------------------------------------------------------------------------------
GLOBAL GROWTH AND INCOME FUND                 x     12,322,000      9,447,000
-------------------------------------------------------------------------------
GROWTH-INCOME FUND                           x      65,897,000     75,627,000
-------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME FUND          x         10,000            N/A
-------------------------------------------------------------------------------
ASSET ALLOCATION FUND                         x     26,361,000     26,249,000
-------------------------------------------------------------------------------
BOND FUND                                           21,584,000     17,355,000
-------------------------------------------------------------------------------
GLOBAL BOND FUND                              x      4,382,000        776,000
-------------------------------------------------------------------------------
HIGH-INCOME BOND FUND                         x      6,092,000      6,066,000
-------------------------------------------------------------------------------
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND     x      5,079,000      3,222,000
-------------------------------------------------------------------------------
CASH MANAGEMENT FUND                          x      2,746,000      1,566,000
-------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 46

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreements. From April 1, 2005 through December 31, 2008, this waiver increased to 10% of the management fees that it was otherwise entitled to receive. The waiver was discontinued effective January 1, 2009.

Additionally, during the year ended December 31, 2007, the investment adviser voluntarily reduced management fees to the rates provided by amended Agreements for Global Growth Fund, Global Growth and Income Fund, and Bond Fund.

For the periods ended December 31, 2008 and 2007, management fees were reduced by the following as a result of these waivers:

                                                       WAIVER REDUCTION
-----------------------------------------------------------------------------
                                                      2008          2007
-----------------------------------------------------------------------------

 GLOBAL DISCOVERY FUND                             $  131,000    $  131,000
-----------------------------------------------------------------------------
 GLOBAL GROWTH FUND                                 2,739,000     2,714,000
-----------------------------------------------------------------------------
 GLOBAL SMALL CAPITALIZATION FUND                   2,342,000     2,730,000
-----------------------------------------------------------------------------
 GROWTH FUND                                        8,352,000     9,379,000
-----------------------------------------------------------------------------
 INTERNATIONAL FUND                                 4,679,000     5,036,000
-----------------------------------------------------------------------------
 NEW WORLD FUND                                     1,385,000     1,266,000
-----------------------------------------------------------------------------
 BLUE CHIP INCOME AND GROWTH FUND                   1,562,000     1,833,000
-----------------------------------------------------------------------------
 GLOBAL GROWTH AND INCOME FUND                      1,232,000     1,786,000
-----------------------------------------------------------------------------
 GROWTH-INCOME FUND                                 6,589,000     7,563,000
-----------------------------------------------------------------------------
 INTERNATIONAL GROWTH AND INCOME FUND                   1,000           N/A
-----------------------------------------------------------------------------
 ASSET ALLOCATION FUND                              2,636,000     2,625,000
-----------------------------------------------------------------------------
 BOND FUND                                          2,158,000     1,736,000
-----------------------------------------------------------------------------
 GLOBAL BOND FUND                                     438,000        78,000
-----------------------------------------------------------------------------
 HIGH-INCOME BOND FUND                                609,000       607,000
-----------------------------------------------------------------------------
 U.S. GOVERNMENT/AAA-RATED SECURITIES FUND            508,000       322,000
-----------------------------------------------------------------------------
 CASH MANAGEMENT FUND                                 275,000       157,000
-----------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 47

PLANS OF DISTRIBUTION - The Series has adopted Plans of Distribution (the
"Plans") for its Class 2 and Class 3 shares, pursuant to rule 12b-1 under the
1940 Act. As required by rule 12b-1, the Plans have been approved by a majority of the entire board of trustees, and separately by a majority of the trustees who are not "interested persons" of the Series and who have no direct or indirect financial interest in the operation of the Plans. Potential benefits of the Plans to the Series include improved shareholder services, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not "interested persons" of the Series is committed to the discretion of the trustees who are not "interested persons" during the existence of the Plans. The Plans are reviewed quarterly and must be renewed annually by the board of trustees.

Under the Plans, the Series will pay to insurance company contract issuers 0.25%
of each fund's average net assets annually (Class 2 shares) or 0.18% of each fund's average net assets annually (Class 3 shares) to finance any distribution activity which is primarily intended to benefit the Class 2 and Class 3 shares of the Series, respectively, provided that the board of trustees of the Series has approved the categories of expenses for which payment is being made.
Payments made pursuant to the Plans will be used by insurance company contract issuers to pay a continuing annual service fee to dealers on the value of all variable annuity and variable life contract payments for account-related services provided to existing shareholders. During the fiscal year ended
December 31, 2009, the Series incurred distribution expenses for Class 2 shares of $x and Class 3 shares of $x, payable to certain life insurance companies under the Plan. Accrued and unpaid distribution expenses were $x for Class 2 shares and $x for Class 3 shares.

COMPENSATION TO INSURANCE COMPANIES -- American Funds Distributors, Inc., at its
expense, currently makes payments to certain of the insurance companies listed below that use the Series

                   American Funds Insurance Series -- Page 48

as the underlying investment in insurance contracts. These payments generally cover expenses associated with education and training meetings sponsored by
American Funds Distributors, Inc. for insurance company sales forces.

     AEGON, N.V.
     AIG SunAmerica Life Assurance Company
     Hartford Life Insurance Company
     ING Life Insurance and Annuity Company
     Jefferson Pilot Financial Insurance Company/Jefferson Pilot LifeAmerica
     Insurance Company
     John Hancock Life Insurance Company (U.S.A.)
     The Lincoln National Life Insurance Company
     Massachusetts Mutual Life Insurance Company
     Merrill Lynch Life Insurance Company
     Metropolitan Life Insurance Company
     Nationwide Mutual Insurance Company
     New York Life Insurance and Annuity Corporation
     Pacific Life Insurance Company
     Travelers Insurance Company

American Funds Distributors, Inc. receives a marketing expense allowance from certain of the insurance companies listed above. These payments generally cover expenses associated with the education and training efforts that American Funds
Distributors, Inc. provides to each insurance company sales force. Payments are up to 0.16% of sales in a given calendar year.

                   American Funds Insurance Series -- Page 49

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the Series'
portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation.
Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated
brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the Series' portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer's ability to offer liquidity and anonymity. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis. The Series does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser's judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser's research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the Series and other funds and accounts that it advises; however, not all such services will necessarily benefit the Series.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged - including on an execution-only basis - for certain portfolio transactions in recognition of

                   American Funds Insurance Series -- Page 50

brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities
Exchange Act of 1934. Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser's overall responsibility to the Series and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser then creates lists with suggested levels of commissions for particular broker-dealers and provides those lists to its trading desks. Neither the investment adviser nor the Series incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The actual level of business received by any broker-dealer may be less than the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm's request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c)
the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time,
(i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions will normally aggregate its respective purchases or sales and execute them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the Series and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner

                   American Funds Insurance Series -- Page 51

among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the Series' portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the Series' portfolio transactions.

Brokerage commissions paid on portfolio transactions for the fiscal years ended
December 31, 2009, 2008, and 2007 were:

                                                   FISCAL YEAR ENDED
                                           ------------------------------------
                                            2009       2008           2007
-------------------------------------------------------------------------------

GLOBAL DISCOVERY FUND                        $x    $   186,000    $   222,000
-------------------------------------------------------------------------------
GLOBAL GROWTH FUND                            x      5,006,000      4,883,000
-------------------------------------------------------------------------------
GLOBAL SMALL CAPITALIZATION FUND              x      5,932,000      5,937,000
GROWTH FUND                                   x     12,525,000     15,510,000
-------------------------------------------------------------------------------
INTERNATIONAL FUND                            x     11,069,000     12,067,000
-------------------------------------------------------------------------------
NEW WORLD FUND                                x      1,746,000      2,110,000
-------------------------------------------------------------------------------
BLUE CHIP INCOME AND GROWTH FUND              x      1,770,000      2,154,000
-------------------------------------------------------------------------------
GLOBAL GROWTH AND INCOME FUND                 x      2,785,000      2,034,000
-------------------------------------------------------------------------------
GROWTH-INCOME FUND                            x     13,650,000     12,227,000
-------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME FUND          x          5,000            N/A
-------------------------------------------------------------------------------
ASSET ALLOCATION FUND                         x      4,896,000      1,994,000
-------------------------------------------------------------------------------
BOND FUND                                     x          2,000              0
-------------------------------------------------------------------------------
HIGH-INCOME BOND FUND                         x          2,000          2,000
-------------------------------------------------------------------------------

The volume of trading activity by Global Discovery Fund, Global Small
Capitalization Fund, Growth Fund, New World Fund and Blue Chip Income and Growth
Fund decreased during the year, resulting in a decrease in brokerage commissions paid on portfolio transactions. The volume of trading activity by Global Growth
Fund, Global Growth and Income Fund, Growth-Income Fund, Asset Allocation Fund
and Bond Fund increased during the year, resulting in an increase in brokerage commissions paid on portfolio transactions. The volume of trading activity by
International Fund increased during 2007 and 2008, resulting in increased brokerage

                   American Funds Insurance Series -- Page 52

commissions paid on portfolio transactions compared to 2006. Prior year brokerage commissions for International Growth and Income Fund was not representative of a full year.

The Series is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of their regular broker-dealers) that derive more than 15% of its revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the Series the largest amount of brokerage commissions by participating, directly or indirectly, in the Series'
portfolio transactions during the Series' most recent fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Series during the Series' most recent fiscal year;
or (c) one of the 10 broker-dealers that sold the largest amount of securities of the Series during the Series' most recent fiscal year.

At the end of the Series' most recent fiscal year, the Series' regular broker-dealers included x. As of the Series' fiscal year-end, the following funds held equity and/or debt securities of an affiliated company of such regular broker-dealers:

                             AFFILIATED COMPANY OF    TYPE OF
                             REGULAR BROKER-DEALER   SECURITY        AMOUNT
-------------------------------------------------------------------------------

Global Discovery Fund                      Information to come
-------------------------------------------------------------------------------
Global Growth Fund                         Information to come
-------------------------------------------------------------------------------
Growth Fund                                Information to come
-------------------------------------------------------------------------------
International Fund                         Information to come
-------------------------------------------------------------------------------
New World Fund                             Information to come
-------------------------------------------------------------------------------
Blue Chip Income and Growth                Information to come
Fund
-------------------------------------------------------------------------------
Global Growth and Income                   Information to come
Fund
-------------------------------------------------------------------------------
Growth-Income Fund                         Information to come
-------------------------------------------------------------------------------
Asset Allocation Fund                      Information to come
-------------------------------------------------------------------------------
U.S. Government/AAA-Rated                  Information to come
Securities Fund
-------------------------------------------------------------------------------
Bond Fund                                  Information to come
-------------------------------------------------------------------------------
Global Bond Fund                           Information to come
-------------------------------------------------------------------------------
High-Income Bond Fund                      Information to come
-------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 53

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Series' investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about the funds'
portfolio securities. These policies and procedures have been reviewed by the
Series' board of trustees and compliance will be periodically assessed by the board in connection with reporting from the Series' chief compliance officer.

Under these policies and procedures, each fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be provided to shareholders no earlier than the tenth day after such calendar quarter. In addition, each fund's list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be provided to shareholders no earlier than the tenth day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is made available to fund shareholders.
Currently, this information is being provided to Lipper, Inc. Morningstar,
Standard & Poor's Fund Services, Overlap, Value Line, Bloomberg, Vickers Stock
Research, Thomson Financial Research, Russell/Mellon Analytical Services and RBC
Dain Rauscher. The Series' custodian, outside counsel and auditor, each of which require such information for legitimate business and fund oversight purposes, may receive such information earlier.

Affiliated persons of the Series, including officers of the Series and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to preclear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the "Personal investment policy" section in this statement of additional information and the Code of Ethics. Third party service providers of the Series, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the Series, such persons will be bound by agreements
(including confidentiality agreements) or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only, and that include the duty not to trade on the information. Neither the Series nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

                   American Funds Insurance Series -- Page 54

Subject to Board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the Series' investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds' portfolio securities is appropriate and in the best interest of Series shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the Code of Ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties (other than to Series service providers for legitimate business and Series oversight purposes) until such holdings have been provided to fund shareholders, helps reduce potential conflicts of interest between Series shareholders and the investment adviser and its affiliates.

                   American Funds Insurance Series -- Page 55

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the
Series or its designee. Orders received by the Series or authorized designee after the time of the determination of the net asset value will be entered at the next calculated offering price.

The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New
York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00
p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good
Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas
Day. Each share class of a fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management
Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as indicated below. Each fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from one or more independent pricing vendors, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available or at prices for securities of comparable maturity, quality and type. The pricing vendors base bond prices on, among other things, valuation matrices which may incorporate dealer-supplied valuations, electronic data processing techniques and an evaluation of the yield curve as of approximately 3 p.m. New York time.
The fund's investment adviser performs certain checks on these prices prior to calculation of the fund's net asset value.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of each fund's shares into U.S. dollars at the prevailing market rates.

                   American Funds Insurance Series -- Page 56

Securities and assets for which representative market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the Series' board. Subject to board oversight, the Series' board has delegated the obligation to make fair valuation determinations to a valuation committee established by the Series' investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the valuation committee based upon what a fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the "fair value" to be assigned to a particular security such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund's net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to a fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes.
Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

                   American Funds Insurance Series -- Page 57

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- Each fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. Each fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances a fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, each fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities
(for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses or the securities of certain publicly traded partnerships.

In addition to the asset diversification and other requirements for qualification as a regulated investment company, the funds are subject to another set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, a fund must (a) be qualified as a "regulated investment company"; and (b) have either (i) no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S.
government is treated as a separate issuer of securities. The Series intends to comply with these regulations. If a fund should fail to comply with these regulations, Contracts invested in that fund will not be treated as annuity, endowment or life insurance contracts under the Code.

     DIVIDENDS -- Each fund intends to follow the practice of distributing substantially all of its investment company taxable income. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

                   American Funds Insurance Series -- Page 58

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the funds accrue receivables or liabilities denominated in a foreign currency and the time the funds actually collect such receivables, or pay such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of a fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     If a fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any
     "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.

     To avoid such tax and interest, each fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The funds will be required to distribute any resulting income, even though they have not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the funds each year, even though the funds will not receive cash interest payments from these securities. This original issue discount
     (imputed income) will comprise a part of the investment company taxable income of the funds that must be distributed to shareholders in order to maintain the qualification of the funds as regulated investment companies and to avoid federal income taxation at the level of the funds.

     The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may affect the tax character and amount of income required to be recognized by a fund holding the bond. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

     Dividend and interest income received by the funds from sources outside the
     United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the
     United States, however,

                   American Funds Insurance Series -- Page 59

     may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

     CAPITAL GAIN DISTRIBUTIONS -- The funds also intend to distribute their net capital gain each year. The funds' net capital gain is the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the funds.

See the applicable Contract prospectus for information regarding the federal income tax treatment of the Contracts and distributions to the separate accounts.

                   American Funds Insurance Series -- Page 60

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by all funds, including proceeds from the sale of shares of the funds and of securities in the funds'
portfolios, are held by State Street Bank and Trust Company, One Lincoln Street,
Boston, MA 02111, as Custodian. Non-U.S. securities may be held by the Custodian in non-U.S. banks or securities depositories or foreign branches of U.S. banks.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each insurance company's separate account, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds
Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618.
American Funds Service Company was paid a fee of $1,000 for Class 1 shares, $X for Class 2 shares and $X for Class 3 shares for the 2009 fiscal year.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- PricewaterhouseCoopers LLP, 350
South Grand Avenue, Los Angeles, CA 90071, serves as the Series' independent registered public accounting firm providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report have been audited by
PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the Series' independent registered public accounting firm is reviewed and determined annually by the board of trustees.

INDEPENDENT LEGAL COUNSEL -- Bingham McCutchen LLP, 355 South Grand Avenue,
Suite 4400, Los Angeles, CA 90071, serves as independent legal counsel
("counsel") for the Series and for trustees who are not interested persons (as defined by the 1940 Act) of the Series. A determination with respect to the independence of the Series' counsel will be made at least annually by the independent trustees of the Series, as prescribed by the 1940 Act and the related rules.

PROSPECTUSES AND REPORTS TO SHAREHOLDERS -- The Series' fiscal year ends on
December 31. Contract owners are provided updated summary prospectuses annually and at least semi-annually with reports showing the funds' investment portfolios or summary investment portfolios, financial statements and other information.
The Series' annual financial statements are audited by the independent registered public accounting firm of PricewaterhouseCoopers LLP.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website americanfunds.com. Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

PERSONAL INVESTING POLICY -- The Series, Capital Research and Management Company
and its affiliated companies have adopted codes of ethics which allow for personal investments,

                   American Funds Insurance Series -- Page 61

including securities in which the Series may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities;
pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts, where the Series was organized, and California, where the Series' principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Series itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Series and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Series or Trustees. The
Declaration of Trust provides for indemnification out of Series property of any shareholder personally liable for the obligations of the Series and also provides for the Series to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The Series will provide indemnification to its Trustees and officers as authorized by its by-laws and by the 1940 Act and the rules and regulations thereunder.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD (now the Financial Industry
Regulatory Authority, or FINRA) filed an administrative complaint against
American Funds Distributors, Inc. The complaint alleges violations of certain
NASD rules by American Funds Distributors, Inc. with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On
August 30, 2006, a FINRA Hearing Panel ruled against American Funds
Distributors, Inc. and imposed a $5 million fine. On April 30, 2008, FINRA's
National Adjudicatory Council affirmed the decision by FINRA's Hearing Panel.
American Funds Distributors, Inc. has appealed this decision to the Securities and Exchange Commission.

The investment adviser and American Funds Distributors, Inc. believes that the likelihood that this matter could have a material adverse effect on the funds or on the ability of the investment adviser or American Funds Distributors, Inc. to perform their contracts with the funds is remote. In addition, class action lawsuits have been filed in the U.S. District Court, Central District of
California, relating to this and other matters. Although most of the claims in the suit were dismissed with prejudice, an amended complaint relating to management fees has been filed. The investment adviser believes that these suits are without merit and will defend itself vigorously.

REGISTRATION STATEMENT -- A registration statement has been filed with the
Securities and Exchange Commission under the Securities Act of 1933 and the 1940
Act with respect to the Series. The prospectus and this statement of additional information do not contain all information

                   American Funds Insurance Series -- Page 62

set forth in the registration statement, its amendments and exhibits, to which reference is made for further information concerning the Series. Statements contained in the prospectus and this statement of additional information as to the content of the Contracts issued through the separate accounts and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to the registration statements of the separate accounts and
Contracts as filed with the Securities and Exchange Commission.

AUTHORIZED SHARES -- The Series was organized as a Massachusetts business trust which permits each fund of the Series to issue an unlimited number of shares of beneficial interest of one or more classes.

REDEMPTION OF SHARES -- While payment of redemptions normally will be in cash, the series' declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the series' board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other series shareholders.

                   American Funds Insurance Series -- Page 63

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                   American Funds Insurance Series -- Page 64

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                   American Funds Insurance Series -- Page 65

C
A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                   American Funds Insurance Series -- Page 66

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

STANDARD & POOR'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                   American Funds Insurance Series -- Page 67

..

American Funds Insurance Series

Part C
Other Information

Item 28.  Exhibits for Registration Statement (1940 Act No. 811-03857 and 1933 Act No. 002-86838)

(a)
Declaration of Trust – Declaration of Trust dated 9/9/83 – previously filed (see Post-Effective (“P/E”) Amendment No. 24 filed 3/31/97); Certificate of Amendment of Declaration of Trust dated 10/19/88 - previously filed (see P/E Amendment No. 24 filed 3/31/97);  Redesignation of an Existing Series of Shares of Beneficial Interest without Par Value dated 3/19/02 – previously filed (see P/E Amendment No. 33 filed 4/30/02);  Establishment and Designation of Additional Class of Shares of Beneficial Interest Without Par Value dated 9/16/02 – previously filed (see P/E Amendment No. 35 filed 10/30/03);  Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 3/14/06 – previously filed (see P/E Amendment No. 40 filed 4/28/06);  Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 9/19/06 – previously filed (see P/E Amendment No. 44 filed 10/2/06); and Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 6/18/08 – previously filed (see P/E Amendment No. 47 filed 7/14/08)

(b)	By-Laws - By-Laws as amended 8/5/09 – to be provided by amendment

(c)	Instruments Defining Rights of Security Holders - none

(d-1)	Investment Advisory Contracts – Amended Investment Advisory and Service Agreement dated 1/1/09 – previously filed (see P/E Amendment No. 49 filed 5/1/09)

(d-2)	Form of Amended and Restated Investment Advisory and Service Agreement dated 1/1/10 – to be provided by amendment

(e)
Underwriting Contracts – Form of Fund Participation Agreement - previously filed (see P/E Amendment No. 23 filed1/15/97); Principal Underwriting Agreement dated 7/12/89 – previously filed (see P/E Amendment No. 24 filed 3/31/97);  Amendment to Principal Underwriting Agreement dated 2/7/92 – previously filed (see P/E Amendment No. 24 filed 3/31/97);  Fund Participation Agreement dated 9/30/02 – previously filed (see P/E Amendment No. 35 filed 10/30/03)

(f)	Bonus or Profit Sharing Contracts – Form of Deferred Compensation Plan effective 8/7/09 – to be provided by amendment

(g)	Custodian Agreements – Form of Global Custody Agreement dated 12/14/06 – previously filed (see P/E Amendment No. 45 filed 5/1/07)

(h-1)
Other Material Contracts – Shareholder Services Agreement dated 2/18/87 – previously filed (see P/E Amendment No. 24 filed 3/31/97);  Form of Shareholder Services Agreement dated 8/1/02 – previously filed (see P/E Amendment No. 35 filed 10/30/03);  Form of Amended Shareholder Services Agreement dated 4/1/03 – previously filed (see P/E Amendment No. 36 filed 1/15/04);  Amended Shareholder Services Agreement dated 11/1/06 – previously filed (see P/E Amendment No. 45 filed 5/1/07); Form of Indemnification Agreement dated 7/1/04 - previously filed (see P/E Amendment No. 38 filed 4/29/05); Form of Amendment of Amended Shareholder Services Agreement dated 11/1/08 – previously filed (see P/E Amendment No. 49 filed 5/1/09)

(h-2)	Form of Amendment of Amended Shareholders Services Agreement effective 10/1/09 – to be provided by amendment

(i)	Legal Opinion – Legal Opinion – previously filed (see P/E Amendment No. 24 filed 3/31/97; and P/E Amendment No. 36 filed 1/15/04)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm – to be provided by amendment

(k)	Omitted Financial Statements - none

(l)
Initial Capital Agreements – Investment Letter from Investment Adviser relating to initial shares dated December 1983 – previously filed (see P/E Amendment No. 24 filed 3/31/97);  Mixed and Shared Funding Order - previously filed (see P/E Amendment No. 36 filed 1/15/04)

(m)	Rule 12b-1 Plan – Class 2 Plan of Distribution - previously filed (see P/E Amendment No. 24 filed 3/31/97); Class 3 Plan of Distribution - previously filed (see P/E Amendment No. 35 filed 10/30/03)

(n)
Rule 18f-3 – Form of Multiple Class Plan dated 4/1/97 - previously filed (see P/E Amendment No. 23 filed 1/15/97); Amended and Restated Multiple Class Plan dated 9/16/02 – previously filed (see P/E Amendment No. 35 dated 10/30/03)

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated June 2009; and Code of Ethics for the Registrant dated December 2005 – to be provided by amendment

Item 29.Persons Controlled by or Under Common Control with the Fund

None.

Item 30.Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article V of the Registrant's Declaration of Trust and Article VI of the Registrant's By-Laws as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an "interested person" of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions.  In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31.Business and Other Connections of the Investment Adviser

None.

Item 32.Principal Underwriters

Not applicable.

Item 33.Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Series and the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071.  Certain accounting records are maintained and kept in the offices of the Investment Adviser's accounting department, 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, VA  23513.

Records covering portfolio transactions are also maintained and kept by the custodian, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.

Item 34.Management Services

None.

Item 35.Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Los Angeles, and State of California on the 8th day of February, 2010.

American Funds Insurance Series

By: /s/ James K. Dunton
James K. Dunton, Vice Chairman

Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on February 8, 2010, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Michael J. Downer	Executive Vice President
Michael J. Downer
(2)	Principal Financial Officer and
Principal Accounting Officer:
	/s/ Gregory F. Niland	Treasurer
Gregory F. Niland
(3)	Trustees:
	Lee A. Ault III*	Trustee
	William H. Baribault*	Trustee
	/s/ James K. Dunton	Vice Chairman and Trustee
James K. Dunton
	James G. Ellis*	Trustee
	Martin Fenton*	Chairman (Independent and Non-Executive)
	Leonard R. Fuller*	Trustee
	W. Scott Hedrick*	Trustee
	R. Clark Hooper*	Trustee
	Merit E. Janow*	Trustee
	Laurel B. Mitchell*	Trustee
	/s/ Donald D. O'Neal	President and Trustee
Donald D. O'Neal
	Frank M. Sanchez*	Trustee
	Margaret Spellings*	Trustee
	Steadman Upham*	Trustee

*By: /s/ Steven I. Koszalka
(Steven I. Koszalka, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

By: /s/ Michael J. Triessl
(Michael J. Triessl)

POWER OF ATTORNEY

I, Lee A. Ault III, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard M. Susan Gupton Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of January, 2010.
    (City, State)

/s/ Lee A. Ault III
Lee A. Ault III, Board member

POWER OF ATTORNEY

I, William H. Baribault, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard M. Susan Gupton Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Pasadena, CA, this 1st day of January, 2010.
  (City, State)

/s/ William H. Baribault
William H. Baribault, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton Gregory F. Niland Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of January, 2010.
    (City, State)

/s/ James G. Ellis
James G. Ellis, Board member

POWER OF ATTORNEY

I, Martin Fenton, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton Gregory F. Niland Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Diego, CA, this 1st day of January, 2010.
  (City, State)

/s/ Martin Fenton
Martin Fenton, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton Gregory F. Niland Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Marina del Rey, CA, this 1st day of January, 2010.
       (City, State)

/s/ Leonard R. Fuller
Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, W. Scott Hedrick, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard M. Susan Gupton Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Santa Barbara, CA, this 1st day of January, 2010.
       (City, State)

/s/ W. Scott Hedrick
W. Scott Hedrick, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard M. Susan Gupton Gregory F. Niland Jeffrey P. Regal Ari M. Vinocor Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Bryn Mawr, PA, this 1st day of January, 2010.
   (City, State)

/s/ R. Clark Hooper
R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard M. Susan Gupton Gregory F. Niland Jeffrey P. Regal Ari M. Vinocor Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York, NY, this 1st day of January, 2010.
  (City, State)

/s/ Merit E. Janow
Merit E. Janow, Board member

POWER OF ATTORNEY

I, Laurel B. Mitchell, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard M. Susan Gupton Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Marino, CA, this 1st day of January, 2010.
   (City, State)

/s/ Laurel B. Mitchell
Laurel B. Mitchell, Board member

POWER OF ATTORNEY

I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard M. Susan Gupton Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of January, 2010.
     (City, State)

/s/ Frank M. Sanchez
Frank M. Sanchez, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard M. Susan Gupton Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of January, 2010.
    (City, State)

/s/ Margaret Spellings
Margaret Spellings, Board member

POWER OF ATTORNEY

I, Steadman Upham, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard M. Susan Gupton Gregory F. Niland Jeffrey P. Regal Ari M. Vinocor Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Tulsa, OK, this 1st day of January, 2010.
(City, State)

/s/ Steadman Upham
Steadman Upham, Board member